(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

LARGE CAP
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              10    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     13    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            14    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and
                             liabilities, operations, and changes
                             in net assets, as well as financial
                             highlights.

NOTES                  30    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR LARGE CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997        PAST 6   PAST 1   LIFE OF
                                  MONTHS   YEAR     FUND

Advisor Large Cap - Class A       6.40%    21.73%   25.87%

Advisor Large Cap - Class A       0.81%    15.34%   19.26%
(incl. max. 5.25% sales charge)

S&P 500(registered trademark)     13.15%   29.42%   34.53%

Growth Funds Average              8.36%    17.72%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997        PAST 1   LIFE OF
                                  YEAR     FUND

Advisor Large Cap - Class A       21.73%   19.71%

Advisor Large Cap - Class A       15.34%   14.76%
(incl. max. 5.25% sales charge)

S&P 500                           29.42%   26.10%

Growth Funds Average              17.72%   n/a

AVERAGE ANNUAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
  1996/02/20       9475.00                    10000.00
  1996/02/29       9503.43                     9891.39
  1996/03/31       9531.85                     9986.65
  1996/04/30       9598.18                    10133.85
  1996/05/31       9797.15                    10395.20
  1996/06/30       9844.53                    10434.81
  1996/07/31       9370.78                     9973.80
  1996/08/31       9673.98                    10184.14
  1996/09/30      10327.75                    10757.31
  1996/10/31      10441.45                    11053.99
  1996/11/30      11208.93                    11889.57
  1996/12/31      10943.49                    11654.03
  1997/01/31      11496.63                    12382.18
  1997/02/28      11296.27                    12479.25
  1997/03/31      10704.74                    11966.48
  1997/04/30      11191.32                    12680.88
  1997/05/30      11925.96                    13452.89
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class A on February 20, 1996, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $11,926 - a 19.26% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,453 - a 34.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR LARGE CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997        PAST 6   PAST 1   LIFE OF
                                  MONTHS   YEAR     FUND

Advisor Large Cap - Class T       6.47%    21.71%   25.85%

Advisor Large Cap - Class T       2.75%    17.45%   21.45%
(incl. max. 3.50% sales charge)

S&P 500(registered trademark)     13.15%   29.42%   34.53%

Growth Funds Average              8.36%    17.72%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997        PAST 1   LIFE OF
                                  YEAR     FUND

Advisor Large Cap - Class T       21.71%   19.69%

Advisor Large Cap - Class T       17.45%   16.41%
(incl. max. 3.50% sales charge)

S&P 500                           29.42%   26.10%

Growth Funds Average              17.72%   n/a

AVERAGE ANNUAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
  1996/02/20       9650.00                    10000.00
  1996/02/29       9678.95                     9891.39
  1996/03/31       9707.90                     9986.65
  1996/04/30       9775.45                    10133.85
  1996/05/31       9978.10                    10395.20
  1996/06/30      10026.35                    10434.81
  1996/07/31       9543.85                     9973.80
  1996/08/31       9852.65                    10184.14
  1996/09/30      10518.50                    10757.31
  1996/10/31      10634.30                    11053.99
  1996/11/30      11406.30                    11889.57
  1996/12/31      11135.97                    11654.03
  1997/01/31      11698.46                    12382.18
  1997/02/28      11494.76                    12479.25
  1997/03/31      10893.34                    11966.48
  1997/04/30      11388.05                    12680.88
  1997/05/30      12144.67                    13452.89
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class T on February 20, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $12,145 - a 21.45% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,453 - a 34.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR LARGE CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past six months, past one year and the life of fund total return figures are 5%, 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                 PAST 6   PAST 1   LIFE OF
                                           MONTHS   YEAR     FUND

Advisor Large Cap - Class B                6.07%    20.85%   24.84%

Advisor Large Cap - Class B                1.07%    15.85%   20.84%
(incl. contingent deferred sales charge)

S&P 500(registered trademark)              13.15%   29.42%   34.53%

Growth Funds Average                       8.36%    17.72%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                 PAST 1   LIFE OF
                                           YEAR     FUND

Advisor Large Cap - Class B                20.85%   18.94%

Advisor Large Cap - Class B                15.85%   15.95%
(incl. contingent deferred sales charge)

S&P 500                                    29.42%   26.10%

Growth Funds Average                       17.72%   n/a

AVERAGE ANNUAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                     9891.39
  1996/03/31      10060.00                     9986.65
  1996/04/30      10120.00                    10133.85
  1996/05/31      10330.00                    10395.20
  1996/06/30      10370.00                    10434.81
  1996/07/31       9860.00                     9973.80
  1996/08/31      10180.00                    10184.14
  1996/09/30      10860.00                    10757.31
  1996/10/31      10970.00                    11053.99
  1996/11/30      11770.00                    11889.57
  1996/12/31      11479.86                    11654.03
  1997/01/31      12052.28                    12382.18
  1997/02/28      11831.32                    12479.25
  1997/03/31      11218.67                    11966.48
  1997/04/30      11720.85                    12680.88
  1997/05/30      12084.16
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $12,084 - a 20.84% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,453 - a 34.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Thomas Sprague, Portfolio Manager of Fidelity Advisor Large Cap Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six months that ended May 31, 1997, the fund's Class A, T and B shares had returns of 6.40%, 6.47% and 6.07%, respectively. The Standard & Poor's 500 Index returned 13.15% over the same period, while the growth funds average, as tracked by Lipper Analytical Services, returned 8.36%. For the 12 months that ended May 31, 1997, the fund's Class A, T and B shares had returns of 21.73%, 21.71% and 20.85%. The S&P 500 and Lipper peer group had returns of 29.42% and 17.72%, respectively, over the same period.
Q. WHAT FACTORS CONTRIBUTED TO THE DIFFERENCES IN RETURNS BETWEEN THE FUND AND ITS INDEX AND PEER GROUP?
A. The environment over the past six months, and even over the past year, has been very favorable for the stock market. Returns across the board have been strong due to a combination of good earnings growth and stable interest rates, two of the primary drivers behind stock performance. This explains the stronger-than-normal absolute returns of the market, the fund and the peer group over the past six and 12 months. One factor that helps explain much of the difference between the fund and the S&P 500 has been the amazing "narrowness" of the market. By that I mean that a select group of the largest-cap stocks in the market - names such as General Electric, Microsoft and Coca-Cola - dramatically outperformed not only the broad market, but even the general large-cap universe.
Q. HOW DID THIS ENVIRONMENT HURT THE FUND? DID IT HELP IN ANY WAY?
A. The fund had positions in each of the mega-cap stocks I mentioned above, but was underweighted in them relative to the index. The reason for this can be traced to my valuation methodology. When I'm looking at stocks, I try to stick to my investment discipline of owning companies with good earnings prospects, but only if the valuation is attractive. I felt and still do that the valuations of many of these mega-caps were excessive relative to their growth prospects. Apparently, the market felt otherwise over the past six months. Over the longer-term, however, I think it will benefit the fund to own a more diversified portfolio of large-cap names with equivalent growth prospects and a much lower price-to-earnings (P/E) ratio than those 50 or so mega-cap names that have performed so well of late.
Q. WHAT OTHER FACTORS CONTRIBUTED TO PERFORMANCE?
A. Two other specific factors were the fund's positions in technology and finance stocks. In terms of technology, as I've already mentioned, I didn't own enough of the mega-cap names such as Microsoft and Intel relative to the index. Additionally, the fund's stake in networking stocks - those that link together communications equipment - proved disappointing as a short-term earnings slowdown occurred. I remain convinced, however, that the long-term outlook for networking remains bright. The flip side was the financial services area. In conjunction with the stable interest rate environment, many financial services companies had strong earnings growth that enabled their relatively low P/E ratios to expand. The fund's large exposure to this sector helped results.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE? WHICH
ONES HURT?
A. Stocks that performed well included Halliburton and Schlumberger - two companies that provide equipment and services to energy companies involved in the exploration and production of oil. Business levels for these companies have been very strong. The fund's position in Allstate also reacted positively as the company addressed its hurricane risk exposure in Florida and its earthquake risk in California while at the same time improving returns in its core auto insurance business. Glass-maker Owens-Illinois and diversified manufacturer Tyco International produced good results on the heels of solid earnings streams. Factors that detracted from performance, other than the relative underweighting in technology stocks already mentioned, included holdings in several retail stocks that were hurt by surprisingly sluggish sales and a continued environment of store overcapacity. These stocks included PETsMART- which the fund no longer owns - and Toys "R" Us.
Q. AFTER REPEATED WARNINGS IN LATE 1996 AND EARLY 1997, THE FEDERAL RESERVE BOARD RAISED INTEREST RATES IN MARCH. WITH MARKET EXPECTATIONS CENTERING AROUND FURTHER RATE HIKES, CAN YOU EXPLAIN WHAT HIGHER INTEREST RATES DO TO STOCKS?
A. Higher interest rates hurt in two ways. First, they affect the supply and demand situation for stocks. If an investor can double his yield on a money market investment, money will most likely flow out of the stock market and into fixed-income securities. Second, higher rates tend to depress a company's earnings growth. Since higher rates result in higher borrowing costs, companies dependent on building earnings momentum through capital expenditures would be forced to think twice.
Q. WHAT'S YOUR OUTLOOK?
A. I believe two factors have the most influence on a stock's performance: interest rates and earnings growth. When rates are climbing, the market suffers. When rates are down, the market prospers. When earnings are up, the market is smiling. When they're down, the smile is replaced by a frown. Since I don't try to predict the direction of interest rates, I'll continue to emphasize earnings growth and valuation as the cornerstone of my investment approach. This will most likely lead me to the technology area - where many sectors - including networking, proprietary semiconductors and information technology service providers - appear poised for long-term growth. I'll also continue to favor the health care sector, where good product development and strong pharmaceutical demand has been creating earnings growth. Lastly, the healthy economy is producing strong earnings growth potential in several consumer-related sectors. These will be additional areas of focus for the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek long-term
growth of capital by investing
primarily in equity securities
of companies with large
market capitalizations
START DATE: February 20,
1996
SIZE: as of May 31 1997,
more than $59 million
MANAGER: Tom Sprague,
since inception; joined Fidelity
in 1989
(checkmark)
TOM SPRAGUE ON THE
IMPORTANCE OF EARNINGS
GROWTH:
"I can't stress how important
earnings growth is to my
investing discipline. From
1978 to 1996, the companies
that grew their earnings the
fastest outperformed the
slower earnings-growth
companies in all but two years.
To me, this illustrates the
strong influence of earnings
growth on a stock's
performance. Finding those
companies that are or have
the potential to grow their
earnings quickly depends on
a number of factors, most
notably the industry in which
that company operates and
the products it offers. Unit
growth is essential. While the
big automakers don't have
much room for unit growth,
companies in the technology
and health care sectors spend
lots of money on research and
development in their quest of
developing products that are
faster, such as PCs, or better,
such as a new and exciting
drug.
"Good earnings growth can
also come from companies
with low cost structures. My
goal is to find companies that
are on the cusp of increasing
their earnings, and we have
analysts combing the
countryside for opportunities.
If I can get the earnings part
of my strategy right, there's a
good chance the fund will
generate nice returns."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                        % OF FUND'S   % OF FUND'S
                                        INVESTMENTS   INVESTMENTS
                                                      IN THESE STOCKS
                                                      6 MONTHS AGO

Philip Morris Companies, Inc.           2.2           1.6

American Home Products Corp.            1.8           1.4

General Electric Co.                    1.8           2.0

Allstate Corp.                          1.8           1.5

Owens - Illinois, Inc.                  1.7           1.7

Adaptec, Inc.                           1.6           1.5

Tyco International Ltd.                 1.6           0.8

International Business Machines Corp.   1.5           2.6

American Express Co.                    1.4           0.7

NationsBank Corp.                       1.4           1.4

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           18.9           21.5

Health               13.6           12.7

Finance              11.9           10.7

Retail & Wholesale   8.4            9.3

Nondurables          7.5            7.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 6.3
Row: 1, Col: 2, Value: 93.7
Stocks 90.7%
Short-term
investments 9.3%
FOREIGN
INVESTMENTS 3.7%
Stocks 93.7%
Short-term
investments 6.3%
FOREIGN
INVESTMENTS 3.4%
Row: 1, Col: 1, Value: 9.300000000000001
Row: 1, Col: 2, Value: 90.7
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.8%
AlliedSignal, Inc.   5,740 $ 440,528
Boeing Co.   6,400  673,600
Lockheed Martin Corp.   4,270  399,779
Sundstrand Corp.   3,200  159,200
  1,673,107
BASIC INDUSTRIES - 3.6%
CHEMICALS & PLASTICS - 1.2%
Monsanto Co.   7,550  332,200
Praxair, Inc.   7,790  409,949
  742,149
PACKAGING & CONTAINERS - 1.7%
Owens-Illinois, Inc. (a)  32,240  995,410
PAPER & FOREST PRODUCTS - 0.7%
Fort Howard Corp. (a)   4,800  220,500
Kimberly-Clark Corp.   3,600  180,450
  400,950
TOTAL BASIC INDUSTRIES   2,138,509
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.5%
Sherwin-Williams Co.   10,120  303,600
DURABLES - 1.3%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Snap-on Tools Corp.   8,870  353,691
HOME FURNISHINGS - 0.7%
Leggett & Platt, Inc.   10,700  403,925
TOTAL DURABLES   757,616
ENERGY - 6.1%
ENERGY SERVICES - 2.7%
BJ Services Co.   4,000  221,000
Dresser Industries, Inc.   9,200  315,100
Halliburton Co.   8,500  657,688
Schlumberger Ltd.   3,430  408,599
  1,602,387
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 3.4%
Anadarko Petroleum Corp.   2,350 $ 148,050
British Petroleum PLC ADR  5,418  784,933
Coastal Corp. (The)  5,800  290,725
Royal Dutch Petroleum Co. ADR  1,830  357,308
Texaco, Inc.   2,800  305,550
Unocal Corp.   3,300  140,663
  2,027,229
TOTAL ENERGY   3,629,616
FINANCE - 11.9%
BANKS - 3.4%
Bank of New York Co., Inc.   16,480  702,460
BankAmerica Corp.   4,300  502,563
NationsBank Corp.   13,860  816,008
  2,021,031
CREDIT & OTHER FINANCE - 2.0%
American Express Co.   12,130  843,035
Household International, Inc.   3,230  317,348
  1,160,383
FEDERAL SPONSORED CREDIT - 1.7%
Federal Home Loan Mortgage Corporation  8,140  268,620
Federal National Mortgage Association  17,370  757,766
  1,026,386
INSURANCE - 4.8%
Aetna, Inc.   4,550  459,550
Allstate Corp.   14,280  1,051,365
AMBAC, Inc.   6,200  465,000
MBIA, Inc.   3,780  405,878
UNUM Corp.   5,990  473,959
  2,855,752
TOTAL FINANCE   7,063,552
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 13.6%
DRUGS & PHARMACEUTICALS - 6.2%
American Home Products Corp.   14,220 $ 1,084,275
Bristol-Myers Squibb Co.   9,580  702,933
Merck & Co., Inc.   8,570  770,229
Pfizer, Inc.   2,650  272,619
Schering-Plough Corp.   5,930  538,148
SmithKline Beecham PLC ADR  3,780  330,750
  3,698,954
MEDICAL EQUIPMENT & SUPPLIES - 4.0%
Abbott Laboratories  4,100  258,300
Baxter International, Inc.   9,640  508,510
Becton, Dickinson & Co.   8,420  414,685
Bergen Brunswig Corp. Class A  14,040  533,520
Johnson & Johnson  8,340  499,358
St. Jude Medical, Inc. (a)   4,470  151,421
  2,365,794
MEDICAL FACILITIES MANAGEMENT - 3.4%
Columbia/HCA Healthcare Corp.   12,130  444,261
HEALTHSOUTH Rehabilitation Corp. (a)   12,900  295,088
Health Management Associates, Inc. Class A (a)  10,295  301,129
Oxford Health Plans, Inc. (a)   1,500  105,750
PacifiCare Health Systems, Inc. Class B (a)  2,400  190,200
Tenet Healthcare Corp. (a)   15,500  426,250
Vencor, Inc. (a)   5,600  228,200
  1,990,878
TOTAL HEALTH   8,055,626
INDUSTRIAL MACHINERY & EQUIPMENT - 7.0%
ELECTRICAL EQUIPMENT - 2.5%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  16,800  382,200
General Electric Co.   17,800  1,074,675
  1,456,875
INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%
Case Corp.   4,500  265,500
Caterpillar, Inc.   4,300  419,788
Ingersoll-Rand Co.   6,340  345,530
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Stanley Works  8,300 $ 340,300
Tyco International Ltd.   14,480  919,480
  2,290,598
POLLUTION CONTROL - 0.6%
Browning-Ferris Industries, Inc.   8,800  288,200
Ogden Corp.   2,800  54,600
USA Waste Services, Inc.   900  32,625
  375,425
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   4,122,898
MEDIA & LEISURE - 5.0%
ENTERTAINMENT - 1.0%
Carnival Cruise Lines, Inc. Class A  4,840  183,920
MGM Grand, Inc. (a)  10,000  378,750
  562,670
LODGING & GAMING - 3.2%
HFS, Inc. (a)  10,240  551,680
La Quinta Motor Inns, Inc.   15,500  356,500
Marriott International, Inc.   14,110  814,853
Mirage Resorts, Inc. (a)  7,300  174,288
  1,897,321
PUBLISHING - 0.3%
Times Mirror Co. Class A  3,470  194,754
RESTAURANTS - 0.5%
Rainforest Cafe, Inc. (a)  13,000  318,500
TOTAL MEDIA & LEISURE   2,973,245
NONDURABLES - 7.5%
AGRICULTURE - 0.4%
Pioneer Hi-Bred International, Inc.   3,450  240,638
BEVERAGES - 1.6%
Coca-Cola Co. (The)  2,380  162,435
PepsiCo, Inc.   20,180  741,615
  904,050
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - 1.4%
ConAgra, Inc.   2,490 $ 149,711
Hershey Foods Corp.   2,800  157,150
Ralston Purina Co.   3,280  279,620
Sara Lee Corp.   6,300  257,513
  843,994
HOUSEHOLD PRODUCTS - 1.5%
Clorox Co.   1,900  239,875
Procter & Gamble Co.   4,710  649,391
  889,266
TOBACCO - 2.6%
Philip Morris Companies, Inc.   28,980  1,275,120
RJR Nabisco Holdings Corp.   8,260  267,418
  1,542,538
TOTAL NONDURABLES   4,420,486
RETAIL & WHOLESALE - 8.4%
APPAREL STORES - 0.7%
Payless ShoeSource, Inc. (a)  6,100  288,988
TJX Companies, Inc.   2,600  124,800
  413,788
DRUG STORES - 0.9%
Rite Aid Corp.   11,410  530,565
GENERAL MERCHANDISE STORES - 1.9%
Consolidated Stores Corp.   3,400  130,050
Sears, Roebuck & Co.   13,900  682,838
Wal-Mart Stores, Inc.   10,500  312,375
  1,125,263
GROCERY STORES - 1.8%
American Stores Co.   5,900  268,450
Kroger Co. (The) (a)  11,100  284,438
Safeway, Inc. (a)  11,100  499,500
  1,052,388
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 3.1%
Circuit City Stores, Inc. - Circuit City Group  14,230 $ 562,085
Lowe's Companies, Inc.   10,370  408,319
Toys "R" Us, Inc. (a)   22,240  692,220
Viking Office Products, Inc. (a)  9,000  169,875
  1,832,499
TOTAL RETAIL & WHOLESALE   4,954,503
SERVICES - 2.7%
ADVERTISING - 0.6%
Omnicom Group, Inc.   6,570  381,060
SERVICES - 2.1%
AccuStaff, Inc. (a)   14,700  352,800
Block (H&R), Inc.   4,040  133,320
Service Corp. International  7,880  277,770
Sitel Corp. (a)   28,700  473,550
  1,237,440
TOTAL SERVICES   1,618,500
TECHNOLOGY - 18.9%
COMMUNICATIONS EQUIPMENT - 2.5%
Ascend Communications, Inc. (a)   10,200  568,650
Aspect Telecommunications Corp. (a)   16,000  360,000
Cisco Systems, Inc. (a)  3,750  254,063
Network General Corp. (a)  17,100  314,213
  1,496,926
COMPUTER SERVICES & SOFTWARE - 3.7%
Automatic Data Processing, Inc.   7,030  345,349
CUC International, Inc. (a)  26,411  607,442
Equifax, Inc.   8,590  268,438
Forte Software, Inc. (a)  3,500  45,938
Microsoft Corp. (a)   3,900  483,600
Oracle Systems Corp. (a)   6,400  298,400
SunGard Data Systems, Inc. (a)  3,600  153,000
  2,202,167
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 6.5%
Adaptec, Inc. (a)  26,000 $ 955,500
Comdisco, Inc.   10,100  372,438
Compaq Computer Corp. (a)   3,200  346,400
EMC Corp. (a)  4,600  183,425
Fore Systems, Inc. (a)   25,000  414,063
International Business Machines Corp.   10,440  903,060
Pitney Bowes, Inc.   9,160  643,490
  3,818,376
ELECTRONIC INSTRUMENTS - 0.6%
Applied Materials, Inc. (a)  3,600  234,900
Lam Research Corp. (a)  3,600  130,950
  365,850
ELECTRONICS - 4.8%
Altera Corp. (a)   4,000  212,000
Analog Devices, Inc. (a)  14,600  390,550
Intel Corp.   3,500  530,250
Linear Technology Corp.   11,100  556,388
Maxim Integrated Products, Inc. (a)  6,880  369,800
Micron Technology, Inc.   4,000  170,000
Motorola, Inc.   4,900  325,238
OnTrak Systems, Inc. (a)  1,100  31,625
Texas Instruments, Inc.   2,900  260,638
  2,846,489
PHOTOGRAPHIC EQUIPMENT - 0.8%
Eastman Kodak Co.   5,600  464,100
TOTAL TECHNOLOGY   11,193,908
TRANSPORTATION - 0.7%
RAILROADS - 0.7%
CSX Corp.   7,200  381,600
UTILITIES - 3.7%
TELEPHONE SERVICES - 3.7%
Ameritech Corp.  3,640  238,420
Cincinnati Bell, Inc.   5,700  350,550
LCI International, Inc. (a)  13,600  329,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
SBC Communications, Inc.   12,540 $ 733,590
WorldCom, Inc. (a)  17,260  511,328
  2,163,688
TOTAL COMMON STOCKS
(Cost $48,538,551)   55,450,454
CASH EQUIVALENTS - 6.3%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/30/97 due 6/2/97  $ 3,742,727  3,741,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $52,279,551)  $ 59,191,454
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $52,306,067. Net unrealized appreciation aggregated
$6,885,387, of which $7,790,819 related to appreciated investment securities and $905,432 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                $ 59,191,454
agreements of $3,741,000) (cost $52,279,551) -
See accompanying schedule

Cash                                                                     891

Receivable for investments sold                                          487,067

Receivable for fund shares sold                                          88,285

Dividends receivable                                                     66,287

Prepaid expenses                                                         5,031

 TOTAL ASSETS                                                            59,839,015

LIABILITIES

Payable for investments purchased                           $ 372,423

Payable for fund shares redeemed                             49,687

Accrued management fee                                       25,375

Distribution fees payable                                    27,543

Other payables and accrued expenses                          46,454

 TOTAL LIABILITIES                                                       521,482

NET ASSETS                                                              $ 59,317,533

Net Assets consist of:

Paid in capital                                                         $ 50,981,177

Accumulated net investment (loss)                                        (30,298)

Accumulated undistributed net realized gain (loss) on                    1,454,751
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                            6,911,903
investments

NET ASSETS                                                              $ 59,317,533


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $12.50
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,540,159 (divided by) 123,224 shares)

Maximum offering price per share (100/94.75 of $12.50)           $13.19

CLASS T:                                                         $12.52
NET ASSET VALUE and redemption price per share
 ($35,912,633 (divided by) 2,868,979 shares)

Maximum offering price per share (100/96.50 of $12.52)           $12.97

CLASS B:                                                         $12.43
NET ASSET VALUE and offering price per share
 ($16,132,128 (divided by) 1,297,532 shares) A

INSTITUTIONAL CLASS:                                             $12.55
NET ASSET VALUE, offering price and redemption price per share ($5,732,613 (divided by) 456,817 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                      $ 316,786
Dividends

Interest                                                                99,923

 TOTAL INCOME                                                           416,709

EXPENSES

Management fee                                             $ 162,800

Transfer agent fees                                         58,116

Distribution fees                                           143,381

Accounting fees and expenses                                30,701

Non-interested trustees' compensation                       110

Custodian fees and expenses                                 16,226

Registration fees                                           41,319

Audit                                                       12,573

Legal                                                       120

Miscellaneous                                               3,029

 Total expenses before reductions                           468,375

 Expense reductions                                         (21,368)    447,007

NET INVESTMENT INCOME (LOSS)                                            (30,298)

REALIZED AND UNREALIZED GAIN (LOSS)                                     1,518,716
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                 1,925,251
investment securities

NET GAIN (LOSS)                                                         3,443,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 3,413,669
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS       FEBRUARY 20, 1996
                                                         ENDED MAY 31,    (COMMENCEMENT
                                                         1997             OF OPERATIONS) TO
                                                         (UNAUDITED)      NOVEMBER 30,
                                                                          1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (30,298)       $ (18,281)
Net investment income (loss)

 Net realized gain (loss)                                 1,518,716        218,046

 Change in net unrealized appreciation (depreciation)     1,925,251        4,986,652

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          3,413,669        5,186,417
FROM OPERATIONS

Distributions to shareholders from net realized gains     (257,582)        -

Share transactions - net increase (decrease)              10,659,752       40,315,277

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 13,815,839       45,501,694

NET ASSETS

 Beginning of period                                      45,501,694       -

 End of period                                           $ 59,317,533     $ 45,501,694


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)    1996 H


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.83       $ 10.21

Income from Investment Operations

 Net investment income (loss)                                   (.01)         .00

 Net realized and unrealized gain (loss)                        .76           1.62

 Total from investment operations                               .75           1.62

Less Distributions

 From net realized gain                                         (.08)         -

Net asset value, end of period                                 $ 12.50       $ 11.83

TOTAL RETURN B, C                                               6.40%         15.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 1,540       $ 503

Ratio of expenses to average net assets                         1.75% A, F    1.75% A,
                                                                             F

Ratio of expenses to average net assets after expense           1.73% A, E    1.75% A
reductions

Ratio of net investment income (loss) to average net assets     (.16)% A      .11% A

Portfolio turnover                                              101% A        59% A

Average commission rate G                                      $ .0371       $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)    1996 H


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.82       $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   .00           (.01)

 Net realized and unrealized gain (loss)                        .76           1.83

 Total from investment operations                               .76           1.82

Less Distributions

 From net realized gain                                         (.06)         -

Net asset value, end of period                                 $ 12.52       $ 11.82

TOTAL RETURN B, C                                               6.47%         18.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 35,913      $ 26,133

Ratio of expenses to average net assets                         1.65% A       2.00% A,
                                                                             F

Ratio of expenses to average net assets after expense           1.62% A, E    2.00% A
reductions

Ratio of net investment income (loss) to average net assets     (.06)% A      (.14)% A

Portfolio turnover                                              101% A        59% A

Average commission rate G                                      $ .0371       $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)    1996 H


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.77       $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.04)         (.05)

 Net realized and unrealized gain (loss)                        .75           1.82

 Total from investment operations                               .71           1.77

Less Distributions

 From net realized gain                                         (.05)         -

Net asset value, end of period                                 $ 12.43       $ 11.77

TOTAL RETURN B, C                                               6.07%         17.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 16,132      $ 9,721

Ratio of expenses to average net assets                         2.22% A       2.50% A,
                                                                             F

Ratio of expenses to average net assets after expense           2.19% A, E    2.50% A
reductions

Ratio of net investment income (loss) to average net assets     (.64)% A      (.64)% A

Portfolio turnover                                              101% A        59% A

Average commission rate G                                      $ .0371       $ .0306


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)    1996 H


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                     $ 11.86       $ 10.00

Income from Investment Operations

 Net investment income                                    .03           .03

 Net realized and unrealized gain (loss)                  .75           1.83

 Total from investment operations                         .78           1.86

Less Distributions

 From net realized gain                                   (.09)         -

Net asset value, end of period                           $ 12.55       $ 11.86

TOTAL RETURN B, C                                         6.64%         18.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 5,733       $ 9,144

Ratio of expenses to average net assets                   1.10% A       1.50% A,
                                                                       E

Ratio of expenses to average net assets after expense     1.07% A, F    1.48% A,
reductions                                                             F

Ratio of net investment income to average net assets      .46% A        .38% A

Portfolio turnover                                        101% A        59% A

Average commission rate G                                $ .0371       $ .0306


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Large Cap Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $35,854,717 and $25,127,336, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 1,191     $ 1,191

CLASS T     77,259      77,259

CLASS B     64,931      16,236

           $ 143,381   $ 94,686

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 20,815   $ 12,677

CLASS T     53,491     36,389

CLASS B     17,071     0*

           $ 91,377   $ 49,066

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS ***

CLASS A                 FIIOC *    $ 1,392    .29

CLASS T**               FIIOC *     34,513    .23

CLASS B                 FIIOC *     15,643    .24

INSTITUTIONAL CLASS     FIIOC *     6,568     .14

                                   $ 58,116

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD
DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH
FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $6,681 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEME
           EXPENSE       NT
           LIMITATIONS

CLASS A    1.75%         $ 14,676



FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $6,025 under this arrangement.
5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $386 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

CLASS T                $ 36

INSTITUTIONAL CLASS     245

                       $ 281

6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 6% of the total outstanding shares of the fund. In addition, 1 unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 11%.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                           SIX MONTHS       YEAR ENDED
                          ENDED APRIL 30,   NOVEMBER 30,
                          1997              1996 A, B

CLASS A

From net realized gain    $ 4,398           $ -

CLASS T

From net realized gain     136,999           -

CLASS B

From net realized gain     44,784            -

INSTITUTIONAL CLASS

From net realized gain     71,401            -

                          $ 257,582         $ -

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALES OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS B, CLASS T, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO
 NOVEMBER 30, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
      SHARES                         DOLLARS

      SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
      ENDED MAY 31,   NOVEMBER 30,   ENDED MAY 31,   NOVEMBER 30,

      1997            1996 A, B      1997            1996 A, B




CLASS A                           84,113       42,933      $ 992,445       $ 469,990
Shares sold

Reinvestment of distributions     387          -            4,472           -

Shares redeemed                   (3,750)      (459)        (44,390)        (4,991)

Net increase (decrease)           80,750       42,474      $ 952,527       $ 464,999

CLASS T                           1,434,674    2,758,551   $ 17,017,547    $ 28,830,863
Shares sold

Reinvestment of distributions     10,908       -            125,919         -

Shares redeemed                   (786,981)    (548,173)    (9,240,885)     (5,771,968)

Net increase (decrease)           658,601      2,210,378   $ 7,902,581     $ 23,058,895

CLASS B                           557,484      859,428     $ 6,532,400     $ 9,066,601
Shares sold

Reinvestment of distributions     3,711        -            42,621          -

Shares redeemed                   (89,506)     (33,585)     (1,055,788)     (354,172)

Net increase (decrease)           471,689      825,843     $ 5,519,233     $ 8,712,429

INSTITUTIONAL CLASS               152,562      774,817     $ 1,794,819     $ 8,117,325
Shares sold

Reinvestment of distributions     5,997        -            69,380          -

Shares redeemed                   (472,907)    (3,652)      (5,578,788)     (38,371)

Net increase (decrease)           (314,348)    771,165     $ (3,714,589)   $ 8,078,954


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
  NOVEMBER 30, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 16,424

CLASS T                 11,547

CLASS B                 8,115

INSTITUTIONAL CLASS     5,233

                       $ 41,319




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Growth & Income Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

LARGE CAP
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   18    Statements of assets and
                             liabilities, operations, and changes
                             in net assets, as well as financial
                             highlights.

NOTES                  26    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR LARGE CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURN
PERIODS ENDED MAY 31, 1997      PAST 6   PAST 1   LIFE OF
                                MONTHS   YEAR     FUND

Advisor Large Cap Fund -        6.64%    22.20%   26.48%
Institutional Class

S&P 500(registered trademark)   13.15%   29.42%   34.53%

Growth Funds Average            8.36%    17.72%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997    PAST 1   LIFE OF
                              YEAR     FUND

Advisor Large Cap Fund -      22.20%   20.16%
Institutional Class

S&P 500                       29.42%   26.10%

Growth Funds Average          17.72%   n/a

AVERAGE ANNUAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                     9891.39
  1996/03/31      10060.00                     9986.65
  1996/04/30      10140.00                    10133.85
  1996/05/31      10350.00                    10395.20
  1996/06/30      10400.00                    10434.81
  1996/07/31       9900.00                     9973.80
  1996/08/31      10220.00                    10184.14
  1996/09/30      10910.00                    10757.31
  1996/10/31      11040.00                    11053.99
  1996/11/30      11860.00                    11889.57
  1996/12/31      11579.86                    11654.03
  1997/01/31      12164.08                    12382.18
  1997/02/28      11952.44                    12479.25
  1997/03/31      11337.69                    11966.48
  1997/04/30      11861.74                    12680.88
  1997/05/30      12647.82                    13452.89
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 1997, the value of the investment would have grown to $12,648 - a 26.48% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,453 - a 34.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Thomas Sprague, Portfolio Manager of Fidelity Advisor Large Cap Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six months that ended May 31, 1997, the fund's Institutional Class shares returned 6.64%. The Standard & Poor's 500 Index returned 13.15% over the same period, while the growth funds average, as tracked by Lipper Analytical Services, returned 8.36%. For the 12 months that ended May 31, 1997, the fund's Institutional Class shares had a return of 22.20%. The S&P 500 and Lipper peer group returned 29.42% and 17.72%, respectively, over the same time.
Q. WHAT FACTORS CONTRIBUTED TO THE DIFFERENCES IN RETURNS BETWEEN THE FUND AND ITS INDEX AND PEER GROUP?
A. The environment over the past six months, and even over the past year, has been very favorable for the stock market. Returns across the board have been strong due to a combination of good earnings growth and stable interest rates, two of the primary drivers behind stock performance. This explains the stronger-than-normal absolute returns of the market, the fund and the peer group over the past six and 12 months. One factor that helps explain much of the difference between the fund and the S&P 500 has been the amazing "narrowness" of the market. By that I mean that a select group of the largest-cap stocks in the market - names such as General Electric, Microsoft and Coca-Cola - dramatically outperformed not only the broad market, but even the general large-cap universe.
Q. HOW DID THIS ENVIRONMENT HURT THE FUND? DID IT HELP IN ANY WAY?
A. The fund had positions in each of the mega-cap stocks I mentioned above, but was underweighted in them relative to the index. The reason for this can be traced to my valuation methodology. When I'm looking at stocks, I try to stick to my investment discipline of owning companies with good earnings prospects, but only if the valuation is attractive. I felt and still do that the valuations of many of these mega-caps were excessive relative to their growth prospects. Apparently, the market felt otherwise over the past six months. Over the longer-term, however, I think it will benefit the fund to own a more diversified portfolio of large-cap names with equivalent growth prospects and a much lower price-to-earnings (P/E) ratio than those 50 or so mega-cap names that have performed so well of late.
Q. WHAT OTHER FACTORS CONTRIBUTED TO PERFORMANCE?
A. Two other specific factors were the fund's positions in technology and finance stocks. In terms of technology, as I've already mentioned, I didn't own enough of the mega-cap names such as Microsoft and Intel relative to the index. Additionally, the fund's stake in networking stocks - those that link together communications equipment - proved disappointing as a short-term earnings slowdown occurred. I remain convinced, however, that the long-term outlook for networking remains bright. The flip side was the financial services area. In conjunction with the stable interest rate environment, many financial services companies had strong earnings growth that enabled their relatively low P/E ratios to expand. The fund's large exposure to this sector helped results.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE? WHICH
ONES HURT?
A. Stocks that performed well included Halliburton and Schlumberger - two companies that provide equipment and services to energy companies involved in the exploration and production of oil. Business levels for these companies have been very strong. The fund's position in Allstate also reacted positively as the company addressed its hurricane risk exposure in Florida and its earthquake risk in California while at the same time improving returns in its core auto insurance business. Glass-maker Owens-Illinois and diversified manufacturer Tyco International produced good results on the heels of solid earnings streams. Factors that detracted from performance, other than the relative underweighting in technology stocks already mentioned, included holdings in several retail stocks that were hurt by surprisingly sluggish sales and a continued environment of store overcapacity. These stocks included PETsMART- which the fund no longer owns - and Toys "R" Us.
Q. AFTER REPEATED WARNINGS IN LATE 1996 AND EARLY 1997, THE FEDERAL RESERVE BOARD RAISED INTEREST RATES IN MARCH. WITH MARKET EXPECTATIONS CENTERING AROUND FURTHER RATE HIKES, CAN YOU EXPLAIN WHAT HIGHER INTEREST RATES DO TO STOCKS?
A. Higher interest rates hurt in two ways. First, they affect the supply and demand situation for stocks. If an investor can double his yield on a money market investment, money will most likely flow out of the stock market and into fixed-income securities. Second, higher rates tend to depress a company's earnings growth. Since higher rates result in higher borrowing costs, companies dependent on building earnings momentum through capital expenditures would be forced to think twice.
Q. WHAT'S YOUR OUTLOOK?
A. I believe two factors have the most influence on a stock's performance: interest rates and earnings growth. When rates are climbing, the market suffers. When rates are down, the market prospers. When earnings are up, the market is smiling. When they're down, the smile is replaced by a frown. Since I don't try to predict the direction of interest rates, I'll continue to emphasize earnings growth and valuation as the cornerstone of my investment approach. This will most likely lead me to the technology area - where many sectors - including networking, proprietary semiconductors and information technology service providers - appear poised for long-term growth. I'll also continue to favor the health care sector, where good product development and strong pharmaceutical demand has been creating earnings growth. Lastly, the healthy economy is producing strong earnings growth potential in several consumer-related sectors. These will be additional areas of focus for the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek long-term
growth of capital by investing
primarily in equity securities
of companies with large
market capitalizations
START DATE: February 20,
1996
SIZE: as of May 31 1997,
more than $59 million
MANAGER: Tom Sprague,
since inception; joined Fidelity
in 1989
(checkmark)
TOM SPRAGUE ON THE
IMPORTANCE OF EARNINGS
GROWTH:
"I can't stress how important
earnings growth is to my
investing discipline. From
1978 to 1996, the companies
that grew their earnings the
fastest outperformed the
slower earnings-growth
companies in all but two years.
To me, this illustrates the
strong influence of earnings
growth on a stock's
performance. Finding those
companies that are or have
the potential to grow their
earnings quickly depends on
a number of factors, most
notably the industry in which
that company operates and
the products it offers. Unit
growth is essential. While the
big automakers don't have
much room for unit growth,
companies in the technology
and health care sectors spend
lots of money on research and
development in their quest of
developing products that are
faster, such as PCs, or better,
such as a new and exciting
drug.
"Good earnings growth can
also come from companies
with low cost structures. My
goal is to find companies that
are on the cusp of increasing
their earnings, and we have
analysts combing the
countryside for opportunities.
If I can get the earnings part
of my strategy right, there's a
good chance the fund will
generate nice returns."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                        % OF FUND'S   % OF FUND'S
                                        INVESTMENTS   INVESTMENTS
                                                      IN THESE STOCKS
                                                      6 MONTHS AGO

Philip Morris Companies, Inc.           2.2           1.6

American Home Products Corp.            1.8           1.4

General Electric Co.                    1.8           2.0

Allstate Corp.                          1.8           1.5

Owens - Illinois, Inc.                  1.7           1.7

Adaptec, Inc.                           1.6           1.5

Tyco International Ltd.                 1.6           0.8

International Business Machines Corp.   1.5           2.6

American Express Co.                    1.4           0.7

NationsBank Corp.                       1.4           1.4

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           18.9           21.5

Health               13.6           12.7

Finance              11.9           10.7

Retail & Wholesale   8.4            9.3

Nondurables          7.5            7.0

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 6.3
Row: 1, Col: 2, Value: 93.7
Stocks 90.7%
Short-term
investments 9.3%
FOREIGN
INVESTMENTS 3.7%
Stocks 93.7%
Short-term
investments 6.3%
FOREIGN
INVESTMENTS 3.4%
Row: 1, Col: 1, Value: 9.300000000000001
Row: 1, Col: 2, Value: 90.7
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.8%
AlliedSignal, Inc.   5,740 $ 440,528
Boeing Co.   6,400  673,600
Lockheed Martin Corp.   4,270  399,779
Sundstrand Corp.   3,200  159,200
  1,673,107
BASIC INDUSTRIES - 3.6%
CHEMICALS & PLASTICS - 1.2%
Monsanto Co.   7,550  332,200
Praxair, Inc.   7,790  409,949
  742,149
PACKAGING & CONTAINERS - 1.7%
Owens-Illinois, Inc. (a)  32,240  995,410
PAPER & FOREST PRODUCTS - 0.7%
Fort Howard Corp. (a)   4,800  220,500
Kimberly-Clark Corp.   3,600  180,450
  400,950
TOTAL BASIC INDUSTRIES   2,138,509
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.5%
Sherwin-Williams Co.   10,120  303,600
DURABLES - 1.3%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Snap-on Tools Corp.   8,870  353,691
HOME FURNISHINGS - 0.7%
Leggett & Platt, Inc.   10,700  403,925
TOTAL DURABLES   757,616
ENERGY - 6.1%
ENERGY SERVICES - 2.7%
BJ Services Co.   4,000  221,000
Dresser Industries, Inc.   9,200  315,100
Halliburton Co.   8,500  657,688
Schlumberger Ltd.   3,430  408,599
  1,602,387
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 3.4%
Anadarko Petroleum Corp.   2,350 $ 148,050
British Petroleum PLC ADR  5,418  784,933
Coastal Corp. (The)  5,800  290,725
Royal Dutch Petroleum Co. ADR  1,830  357,308
Texaco, Inc.   2,800  305,550
Unocal Corp.   3,300  140,663
  2,027,229
TOTAL ENERGY   3,629,616
FINANCE - 11.9%
BANKS - 3.4%
Bank of New York Co., Inc.   16,480  702,460
BankAmerica Corp.   4,300  502,563
NationsBank Corp.   13,860  816,008
  2,021,031
CREDIT & OTHER FINANCE - 2.0%
American Express Co.   12,130  843,035
Household International, Inc.   3,230  317,348
  1,160,383
FEDERAL SPONSORED CREDIT - 1.7%
Federal Home Loan Mortgage Corporation  8,140  268,620
Federal National Mortgage Association  17,370  757,766
  1,026,386
INSURANCE - 4.8%
Aetna, Inc.   4,550  459,550
Allstate Corp.   14,280  1,051,365
AMBAC, Inc.   6,200  465,000
MBIA, Inc.   3,780  405,878
UNUM Corp.   5,990  473,959
  2,855,752
TOTAL FINANCE   7,063,552
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 13.6%
DRUGS & PHARMACEUTICALS - 6.2%
American Home Products Corp.   14,220 $ 1,084,275
Bristol-Myers Squibb Co.   9,580  702,933
Merck & Co., Inc.   8,570  770,229
Pfizer, Inc.   2,650  272,619
Schering-Plough Corp.   5,930  538,148
SmithKline Beecham PLC ADR  3,780  330,750
  3,698,954
MEDICAL EQUIPMENT & SUPPLIES - 4.0%
Abbott Laboratories  4,100  258,300
Baxter International, Inc.   9,640  508,510
Becton, Dickinson & Co.   8,420  414,685
Bergen Brunswig Corp. Class A  14,040  533,520
Johnson & Johnson  8,340  499,358
St. Jude Medical, Inc. (a)   4,470  151,421
  2,365,794
MEDICAL FACILITIES MANAGEMENT - 3.4%
Columbia/HCA Healthcare Corp.   12,130  444,261
HEALTHSOUTH Rehabilitation Corp. (a)   12,900  295,088
Health Management Associates, Inc. Class A (a)  10,295  301,129
Oxford Health Plans, Inc. (a)   1,500  105,750
PacifiCare Health Systems, Inc. Class B (a)  2,400  190,200
Tenet Healthcare Corp. (a)   15,500  426,250
Vencor, Inc. (a)   5,600  228,200
  1,990,878
TOTAL HEALTH   8,055,626
INDUSTRIAL MACHINERY & EQUIPMENT - 7.0%
ELECTRICAL EQUIPMENT - 2.5%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  16,800  382,200
General Electric Co.   17,800  1,074,675
  1,456,875
INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%
Case Corp.   4,500  265,500
Caterpillar, Inc.   4,300  419,788
Ingersoll-Rand Co.   6,340  345,530
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Stanley Works  8,300 $ 340,300
Tyco International Ltd.   14,480  919,480
  2,290,598
POLLUTION CONTROL - 0.6%
Browning-Ferris Industries, Inc.   8,800  288,200
Ogden Corp.   2,800  54,600
USA Waste Services, Inc.   900  32,625
  375,425
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   4,122,898
MEDIA & LEISURE - 5.0%
ENTERTAINMENT - 1.0%
Carnival Cruise Lines, Inc. Class A  4,840  183,920
MGM Grand, Inc. (a)  10,000  378,750
  562,670
LODGING & GAMING - 3.2%
HFS, Inc. (a)  10,240  551,680
La Quinta Motor Inns, Inc.   15,500  356,500
Marriott International, Inc.   14,110  814,853
Mirage Resorts, Inc. (a)  7,300  174,288
  1,897,321
PUBLISHING - 0.3%
Times Mirror Co. Class A  3,470  194,754
RESTAURANTS - 0.5%
Rainforest Cafe, Inc. (a)  13,000  318,500
TOTAL MEDIA & LEISURE   2,973,245
NONDURABLES - 7.5%
AGRICULTURE - 0.4%
Pioneer Hi-Bred International, Inc.   3,450  240,638
BEVERAGES - 1.6%
Coca-Cola Co. (The)  2,380  162,435
PepsiCo, Inc.   20,180  741,615
  904,050
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - 1.4%
ConAgra, Inc.   2,490 $ 149,711
Hershey Foods Corp.   2,800  157,150
Ralston Purina Co.   3,280  279,620
Sara Lee Corp.   6,300  257,513
  843,994
HOUSEHOLD PRODUCTS - 1.5%
Clorox Co.   1,900  239,875
Procter & Gamble Co.   4,710  649,391
  889,266
TOBACCO - 2.6%
Philip Morris Companies, Inc.   28,980  1,275,120
RJR Nabisco Holdings Corp.   8,260  267,418
  1,542,538
TOTAL NONDURABLES   4,420,486
RETAIL & WHOLESALE - 8.4%
APPAREL STORES - 0.7%
Payless ShoeSource, Inc. (a)  6,100  288,988
TJX Companies, Inc.   2,600  124,800
  413,788
DRUG STORES - 0.9%
Rite Aid Corp.   11,410  530,565
GENERAL MERCHANDISE STORES - 1.9%
Consolidated Stores Corp.   3,400  130,050
Sears, Roebuck & Co.   13,900  682,838
Wal-Mart Stores, Inc.   10,500  312,375
  1,125,263
GROCERY STORES - 1.8%
American Stores Co.   5,900  268,450
Kroger Co. (The) (a)  11,100  284,438
Safeway, Inc. (a)  11,100  499,500
  1,052,388
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 3.1%
Circuit City Stores, Inc. - Circuit City Group  14,230 $ 562,085
Lowe's Companies, Inc.   10,370  408,319
Toys "R" Us, Inc. (a)   22,240  692,220
Viking Office Products, Inc. (a)  9,000  169,875
  1,832,499
TOTAL RETAIL & WHOLESALE   4,954,503
SERVICES - 2.7%
ADVERTISING - 0.6%
Omnicom Group, Inc.   6,570  381,060
SERVICES - 2.1%
AccuStaff, Inc. (a)   14,700  352,800
Block (H&R), Inc.   4,040  133,320
Service Corp. International  7,880  277,770
Sitel Corp. (a)   28,700  473,550
  1,237,440
TOTAL SERVICES   1,618,500
TECHNOLOGY - 18.9%
COMMUNICATIONS EQUIPMENT - 2.5%
Ascend Communications, Inc. (a)   10,200  568,650
Aspect Telecommunications Corp. (a)   16,000  360,000
Cisco Systems, Inc. (a)  3,750  254,063
Network General Corp. (a)  17,100  314,213
  1,496,926
COMPUTER SERVICES & SOFTWARE - 3.7%
Automatic Data Processing, Inc.   7,030  345,349
CUC International, Inc. (a)  26,411  607,442
Equifax, Inc.   8,590  268,438
Forte Software, Inc. (a)  3,500  45,938
Microsoft Corp. (a)   3,900  483,600
Oracle Systems Corp. (a)   6,400  298,400
SunGard Data Systems, Inc. (a)  3,600  153,000
  2,202,167
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 6.5%
Adaptec, Inc. (a)  26,000 $ 955,500
Comdisco, Inc.   10,100  372,438
Compaq Computer Corp. (a)   3,200  346,400
EMC Corp. (a)  4,600  183,425
Fore Systems, Inc. (a)   25,000  414,063
International Business Machines Corp.   10,440  903,060
Pitney Bowes, Inc.   9,160  643,490
  3,818,376
ELECTRONIC INSTRUMENTS - 0.6%
Applied Materials, Inc. (a)  3,600  234,900
Lam Research Corp. (a)  3,600  130,950
  365,850
ELECTRONICS - 4.8%
Altera Corp. (a)   4,000  212,000
Analog Devices, Inc. (a)  14,600  390,550
Intel Corp.   3,500  530,250
Linear Technology Corp.   11,100  556,388
Maxim Integrated Products, Inc. (a)  6,880  369,800
Micron Technology, Inc.   4,000  170,000
Motorola, Inc.   4,900  325,238
OnTrak Systems, Inc. (a)  1,100  31,625
Texas Instruments, Inc.   2,900  260,638
  2,846,489
PHOTOGRAPHIC EQUIPMENT - 0.8%
Eastman Kodak Co.   5,600  464,100
TOTAL TECHNOLOGY   11,193,908
TRANSPORTATION - 0.7%
RAILROADS - 0.7%
CSX Corp.   7,200  381,600
UTILITIES - 3.7%
TELEPHONE SERVICES - 3.7%
Ameritech Corp.  3,640  238,420
Cincinnati Bell, Inc.   5,700  350,550
LCI International, Inc. (a)  13,600  329,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
SBC Communications, Inc.   12,540 $ 733,590
WorldCom, Inc. (a)  17,260  511,328
  2,163,688
TOTAL COMMON STOCKS
(Cost $48,538,551)   55,450,454
CASH EQUIVALENTS - 6.3%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/30/97 due 6/2/97  $ 3,742,727  3,741,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $52,279,551)  $ 59,191,454
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $52,306,067. Net unrealized appreciation aggregated
$6,885,387, of which $7,790,819 related to appreciated investment securities and $905,432 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                $ 59,191,454
agreements of $3,741,000) (cost $52,279,551) -
See accompanying schedule

Cash                                                                     891

Receivable for investments sold                                          487,067

Receivable for fund shares sold                                          88,285

Dividends receivable                                                     66,287

Prepaid expenses                                                         5,031

 TOTAL ASSETS                                                            59,839,015

LIABILITIES

Payable for investments purchased                           $ 372,423

Payable for fund shares redeemed                             49,687

Accrued management fee                                       25,375

Distribution fees payable                                    27,543

Other payables and accrued expenses                          46,454

 TOTAL LIABILITIES                                                       521,482

NET ASSETS                                                              $ 59,317,533

Net Assets consist of:

Paid in capital                                                         $ 50,981,177

Accumulated net investment (loss)                                        (30,298)

Accumulated undistributed net realized gain (loss) on                    1,454,751
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                            6,911,903
investments

NET ASSETS                                                              $ 59,317,533


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $12.50
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,540,159 (divided by) 123,224 shares)

Maximum offering price per share (100/94.75 of $12.50)           $13.19

CLASS T:                                                         $12.52
NET ASSET VALUE and redemption price per share
 ($35,912,633 (divided by) 2,868,979 shares)

Maximum offering price per share (100/96.50 of $12.52)           $12.97

CLASS B:                                                         $12.43
NET ASSET VALUE and offering price per share
 ($16,132,128 (divided by) 1,297,532 shares) A

INSTITUTIONAL CLASS:                                             $12.55
NET ASSET VALUE, offering price and redemption price per share ($5,732,613 (divided by) 456,817 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                      $ 316,786
Dividends

Interest                                                                99,923

 TOTAL INCOME                                                           416,709

EXPENSES

Management fee                                             $ 162,800

Transfer agent fees                                         58,116

Distribution fees                                           143,381

Accounting fees and expenses                                30,701

Non-interested trustees' compensation                       110

Custodian fees and expenses                                 16,226

Registration fees                                           41,319

Audit                                                       12,573

Legal                                                       120

Miscellaneous                                               3,029

 Total expenses before reductions                           468,375

 Expense reductions                                         (21,368)    447,007

NET INVESTMENT INCOME (LOSS)                                            (30,298)

REALIZED AND UNREALIZED GAIN (LOSS)                                     1,518,716
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                 1,925,251
investment securities

NET GAIN (LOSS)                                                         3,443,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 3,413,669
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS       FEBRUARY 20, 1996
                                                         ENDED MAY 31,    (COMMENCEMENT
                                                         1997             OF OPERATIONS) TO
                                                         (UNAUDITED)      NOVEMBER 30,
                                                                          1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (30,298)       $ (18,281)
Net investment income (loss)

 Net realized gain (loss)                                 1,518,716        218,046

 Change in net unrealized appreciation (depreciation)     1,925,251        4,986,652

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          3,413,669        5,186,417
FROM OPERATIONS

Distributions to shareholders from net realized gains     (257,582)        -

Share transactions - net increase (decrease)              10,659,752       40,315,277

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 13,815,839       45,501,694

NET ASSETS

 Beginning of period                                      45,501,694       -

 End of period                                           $ 59,317,533     $ 45,501,694


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)    1996 H


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.83       $ 10.21

Income from Investment Operations

 Net investment income (loss)                                   (.01)         .00

 Net realized and unrealized gain (loss)                        .76           1.62

 Total from investment operations                               .75           1.62

Less Distributions

 From net realized gain                                         (.08)         -

Net asset value, end of period                                 $ 12.50       $ 11.83

TOTAL RETURN B, C                                               6.40%         15.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 1,540       $ 503

Ratio of expenses to average net assets                         1.75% A, F    1.75% A,
                                                                             F

Ratio of expenses to average net assets after expense           1.73% A, E    1.75% A
reductions

Ratio of net investment income (loss) to average net assets     (.16)% A      .11% A

Portfolio turnover                                              101% A        59% A

Average commission rate G                                      $ .0371       $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)    1996 H


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.82       $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   .00           (.01)

 Net realized and unrealized gain (loss)                        .76           1.83

 Total from investment operations                               .76           1.82

Less Distributions

 From net realized gain                                         (.06)         -

Net asset value, end of period                                 $ 12.52       $ 11.82

TOTAL RETURN B, C                                               6.47%         18.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 35,913      $ 26,133

Ratio of expenses to average net assets                         1.65% A       2.00% A,
                                                                             F

Ratio of expenses to average net assets after expense           1.62% A, E    2.00% A
reductions

Ratio of net investment income (loss) to average net assets     (.06)% A      (.14)% A

Portfolio turnover                                              101% A        59% A

Average commission rate G                                      $ .0371       $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)    1996 H


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.77       $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.04)         (.05)

 Net realized and unrealized gain (loss)                        .75           1.82

 Total from investment operations                               .71           1.77

Less Distributions

 From net realized gain                                         (.05)         -

Net asset value, end of period                                 $ 12.43       $ 11.77

TOTAL RETURN B, C                                               6.07%         17.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 16,132      $ 9,721

Ratio of expenses to average net assets                         2.22% A       2.50% A,
                                                                             F

Ratio of expenses to average net assets after expense           2.19% A, E    2.50% A
reductions

Ratio of net investment income (loss) to average net assets     (.64)% A      (.64)% A

Portfolio turnover                                              101% A        59% A

Average commission rate G                                      $ .0371       $ .0306


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997

      (UNAUDITED)    1996 H


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                     $ 11.86       $ 10.00

Income from Investment Operations

 Net investment income                                    .03           .03

 Net realized and unrealized gain (loss)                  .75           1.83

 Total from investment operations                         .78           1.86

Less Distributions

 From net realized gain                                   (.09)         -

Net asset value, end of period                           $ 12.55       $ 11.86

TOTAL RETURN B, C                                         6.64%         18.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 5,733       $ 9,144

Ratio of expenses to average net assets                   1.10% A       1.50% A,
                                                                       E

Ratio of expenses to average net assets after expense     1.07% A, F    1.48% A,
reductions                                                             F

Ratio of net investment income to average net assets      .46% A        .38% A

Portfolio turnover                                        101% A        59% A

Average commission rate G                                $ .0371       $ .0306


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Large Cap Fund(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $35,854,717 and $25,127,336, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 1,191     $ 1,191

CLASS T     77,259      77,259

CLASS B     64,931      16,236

           $ 143,381   $ 94,686

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 20,815   $ 12,677

CLASS T     53,491     36,389

CLASS B     17,071     0*

           $ 91,377   $ 49,066

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
 THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS ***

CLASS A                 FIIOC *    $ 1,392    .29

CLASS T**               FIIOC *     34,513    .23

CLASS B                 FIIOC *     15,643    .24

INSTITUTIONAL CLASS     FIIOC *     6,568     .14

                                   $ 58,116

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD
DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH
FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $6,681 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
           FMR           REIMBURSEME
           EXPENSE       NT
           LIMITATIONS

CLASS A    1.75%         $ 14,676



FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $6,025 under this arrangement.
5. EXPENSE REDUCTIONS - CONTINUED
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $386 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

CLASS T                $ 36

INSTITUTIONAL CLASS     245

                       $ 281

6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 6% of the total outstanding shares of the fund. In addition, 1 unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 11%.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                           SIX MONTHS       YEAR ENDED
                          ENDED APRIL 30,   NOVEMBER 30,
                          1997              1996 A, B

CLASS A

From net realized gain    $ 4,398           $ -

CLASS T

From net realized gain     136,999           -

CLASS B

From net realized gain     44,784            -

INSTITUTIONAL CLASS

From net realized gain     71,401            -

                          $ 257,582         $ -

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALES OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS B, CLASS T, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO
 NOVEMBER 30, 1996.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
      SHARES                         DOLLARS

      SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
      ENDED MAY 31,   NOVEMBER 30,   ENDED MAY 31,   NOVEMBER 30,

      1997            1996 A, B      1997            1996 A, B




CLASS A                           84,113       42,933      $ 992,445       $ 469,990
Shares sold

Reinvestment of distributions     387          -            4,472           -

Shares redeemed                   (3,750)      (459)        (44,390)        (4,991)

Net increase (decrease)           80,750       42,474      $ 952,527       $ 464,999

CLASS T                           1,434,674    2,758,551   $ 17,017,547    $ 28,830,863
Shares sold

Reinvestment of distributions     10,908       -            125,919         -

Shares redeemed                   (786,981)    (548,173)    (9,240,885)     (5,771,968)

Net increase (decrease)           658,601      2,210,378   $ 7,902,581     $ 23,058,895

CLASS B                           557,484      859,428     $ 6,532,400     $ 9,066,601
Shares sold

Reinvestment of distributions     3,711        -            42,621          -

Shares redeemed                   (89,506)     (33,585)     (1,055,788)     (354,172)

Net increase (decrease)           471,689      825,843     $ 5,519,233     $ 8,712,429

INSTITUTIONAL CLASS               152,562      774,817     $ 1,794,819     $ 8,117,325
Shares sold

Reinvestment of distributions     5,997        -            69,380          -

Shares redeemed                   (472,907)    (3,652)      (5,578,788)     (38,371)

Net increase (decrease)           (314,348)    771,165     $ (3,714,589)   $ 8,078,954


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
  NOVEMBER 30, 1996.
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 16,424

CLASS T                 11,547

CLASS B                 8,115

INSTITUTIONAL CLASS     5,233

                       $ 41,319








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann*
William O. McCoy*
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Growth & Income Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY GROWTH
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              10    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     13    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            14    A complete list of the fund's
                             investments with their market value.

FINANCIAL STATEMENTS   24    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  32    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY GROWTH - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997          PAST 6   PAST 1   PAST 5    PAST 10
                                    MONTHS   YEAR     YEARS     YEARS

Advisor Equity Growth - Class A     6.43%    14.73%   131.81%   463.19%

Advisor Equity Growth - Class A     0.85%    8.71%    119.64%   433.62%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)       13.15%   29.42%   132.50%   294.84%

Growth Funds Average                8.36%    17.72%   106.53%   242.10%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997          PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

Advisor Equity Growth - Class A     14.73%   18.31%   18.87%

Advisor Equity Growth - Class A     8.71%    17.04%   18.23%
 (incl. max. 5.25% sales charge)

S&P 500                             29.42%   18.38%   14.70%

Growth Funds Average                17.72%   15.27%   12.67%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/05/31       9475.00                    10000.00
  1987/06/30       9656.54                    10505.00
  1987/07/31      10096.43                    11037.60
  1987/08/31      10703.89                    11449.31
  1987/09/30      10522.35                    11198.57
  1987/10/31       7750.37                     8786.40
  1987/11/30       6926.46                     8062.40
  1987/12/31       8135.88                     8675.94
  1988/01/31       8113.45                     9041.20
  1988/02/29       8599.51                     9462.52
  1988/03/31       8726.63                     9170.13
  1988/04/30       8629.42                     9271.92
  1988/05/31       8569.60                     9352.58
  1988/06/30       9332.34                     9781.87
  1988/07/31       9145.39                     9744.70
  1988/08/31       8741.59                     9413.38
  1988/09/30       9227.65                     9814.39
  1988/10/31       9130.43                    10087.23
  1988/11/30       8988.36                     9942.98
  1988/12/31       9402.68                    10116.98
  1989/01/31      10143.59                    10857.54
  1989/02/28      10151.23                    10587.19
  1989/03/31      10487.32                    10833.87
  1989/04/30      11182.40                    11396.15
  1989/05/31      12144.82                    11857.70
  1989/06/30      11694.16                    11790.11
  1989/07/31      12496.17                    12854.75
  1989/08/31      12985.02                    13106.71
  1989/09/30      13344.02                    13052.97
  1989/10/31      13175.98                    12750.14
  1989/11/30      13229.45                    13010.24
  1989/12/31      13618.98                    13322.49
  1990/01/31      12368.97                    12428.55
  1990/02/28      12867.22                    12588.88
  1990/03/31      13618.98                    12922.48
  1990/04/30      13348.00                    12599.42
  1990/05/31      15244.86                    13827.86
  1990/06/30      15375.98                    13733.84
  1990/07/31      14938.92                    13689.89
  1990/08/31      13033.31                    12452.32
  1990/09/30      11958.13                    11845.89
  1990/10/31      12106.73                    11794.96
  1990/11/30      13592.75                    12556.91
  1990/12/31      14563.04                    12907.25
  1991/01/31      16678.44                    13470.00
  1991/02/28      18181.95                    14433.11
  1991/03/31      19965.17                    14782.39
  1991/04/30      19895.24                    14817.87
  1991/05/31      20935.46                    15458.00
  1991/06/30      19195.94                    14750.02
  1991/07/31      20751.89                    15437.37
  1991/08/31      21870.78                    15803.24
  1991/09/30      21923.23                    15539.33
  1991/10/31      21984.42                    15747.55
  1991/11/30      21223.92                    15112.93
  1991/12/31      23986.44                    16841.85
  1992/01/31      24658.09                    16528.59
  1992/02/29      24784.84                    16743.46
  1992/03/31      23614.82                    16416.96
  1992/04/30      23127.31                    16899.62
  1992/05/31      23020.06                    16982.43
  1992/06/30      22259.55                    16729.39
  1992/07/31      23039.56                    17413.62
  1992/08/31      22483.81                    17056.64
  1992/09/30      22903.06                    17257.91
  1992/10/31      24102.33                    17318.31
  1992/11/30      25672.10                    17908.87
  1992/12/31      26359.24                    18129.15
  1993/01/31      27097.28                    18281.43
  1993/02/28      26389.70                    18530.06
  1993/03/31      27216.87                    18921.04
  1993/04/30      26758.44                    18463.15
  1993/05/31      28303.15                    18957.97
  1993/06/30      28412.78                    19012.95
  1993/07/31      27924.45                    18936.89
  1993/08/31      28940.97                    19654.60
  1993/09/30      29788.07                    19503.26
  1993/10/31      30146.85                    19906.98
  1993/11/30      29399.40                    19717.86
  1993/12/31      30274.66                    19956.45
  1994/01/31      31331.20                    20634.97
  1994/02/28      31069.41                    20075.76
  1994/03/31      29802.34                    19200.46
  1994/04/30      30116.49                    19446.22
  1994/05/31      29928.00                    19765.14
  1994/06/30      28619.04                    19280.90
  1994/07/31      29226.39                    19913.31
  1994/08/31      30545.82                    20729.75
  1994/09/30      29917.52                    20221.88
  1994/10/31      30891.39                    20676.87
  1994/11/30      29865.17                    19923.82
  1994/12/31      30006.64                    20219.29
  1995/01/31      29742.12                    20743.57
  1995/02/28      30884.83                    21551.95
  1995/03/31      32048.70                    22187.95
  1995/04/30      33434.76                    22841.38
  1995/05/31      34588.04                    23754.35
  1995/06/30      37222.62                    24306.17
  1995/07/31      39994.74                    25112.16
  1995/08/31      40407.39                    25175.19
  1995/09/30      41539.51                    26237.58
  1995/10/31      41327.90                    26143.91
  1995/11/30      42142.61                    27291.63
  1995/12/31      41750.99                    27817.27
  1996/01/31      42728.21                    28764.17
  1996/02/29      43679.47                    29030.81
  1996/03/31      43981.63                    29310.38
  1996/04/30      45291.01                    29742.41
  1996/05/31      46510.85                    30509.47
  1996/06/30      45917.72                    30625.71
  1996/07/31      43131.10                    29272.67
  1996/08/31      44138.31                    29890.03
  1996/09/30      47103.99                    31572.24
  1996/10/31      47327.82                    32443.00
  1996/11/30      50136.82                    34895.37
  1996/12/31      48519.93                    34204.09
  1997/01/31      51422.98                    36341.16
  1997/02/28      50238.44                    36626.08
  1997/03/31      47439.67                    35121.11
  1997/04/30      49843.59                    37217.84
  1997/05/30      53362.37                    39483.67
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class A on May 31, 1987, and the current maximum 5.25% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $53,362 - a 433.62% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR EQUITY GROWTH - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund. Had Class T's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997          PAST 6   PAST 1   PAST 5    PAST 10
                                    MONTHS   YEAR     YEARS     YEARS

Advisor Equity Growth - Class T     6.53%    14.86%   132.07%   463.83%

Advisor Equity Growth - Class T     2.80%    10.84%   123.95%   444.10%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)       13.15%   29.42%   132.50%   294.84%

Growth Funds Average                8.36%    17.72%   106.53%   242.10%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997          PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

Advisor Equity Growth - Class T     14.86%   18.34%   18.88%

Advisor Equity Growth - Class T     10.84%   17.50%   18.46%
 (incl. max. 3.50% sales charge)

S&P 500                             29.42%   18.38%   14.70%

Growth Funds Average                17.72%   15.27%   12.67%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/05/31       9650.00                    10000.00
  1987/06/30       9834.89                    10505.00
  1987/07/31      10282.90                    11037.60
  1987/08/31      10901.58                    11449.31
  1987/09/30      10716.69                    11198.57
  1987/10/31       7893.52                     8786.40
  1987/11/30       7054.38                     8062.40
  1987/12/31       8286.15                     8675.94
  1988/01/31       8263.30                     9041.20
  1988/02/29       8758.34                     9462.52
  1988/03/31       8887.81                     9170.13
  1988/04/30       8788.80                     9271.92
  1988/05/31       8727.87                     9352.58
  1988/06/30       9504.70                     9781.87
  1988/07/31       9314.30                     9744.70
  1988/08/31       8903.04                     9413.38
  1988/09/30       9398.08                     9814.39
  1988/10/31       9299.07                    10087.23
  1988/11/30       9154.37                     9942.98
  1988/12/31       9576.35                    10116.98
  1989/01/31      10330.94                    10857.54
  1989/02/28      10338.72                    10587.19
  1989/03/31      10681.01                    10833.87
  1989/04/30      11388.93                    11396.15
  1989/05/31      12369.13                    11857.70
  1989/06/30      11910.15                    11790.11
  1989/07/31      12726.97                    12854.75
  1989/08/31      13224.85                    13106.71
  1989/09/30      13590.48                    13052.97
  1989/10/31      13419.33                    12750.14
  1989/11/30      13473.79                    13010.24
  1989/12/31      13870.51                    13322.49
  1990/01/31      12597.42                    12428.55
  1990/02/28      13104.88                    12588.88
  1990/03/31      13870.51                    12922.48
  1990/04/30      13594.53                    12599.42
  1990/05/31      15526.43                    13827.86
  1990/06/30      15659.97                    13733.84
  1990/07/31      15214.83                    13689.89
  1990/08/31      13274.03                    12452.32
  1990/09/30      12178.99                    11845.89
  1990/10/31      12330.34                    11794.96
  1990/11/30      13843.81                    12556.91
  1990/12/31      14832.01                    12907.25
  1991/01/31      16986.48                    13470.00
  1991/02/28      18517.76                    14433.11
  1991/03/31      20333.92                    14782.39
  1991/04/30      20262.70                    14817.87
  1991/05/31      21322.13                    15458.00
  1991/06/30      19550.48                    14750.02
  1991/07/31      21135.17                    15437.37
  1991/08/31      22274.73                    15803.24
  1991/09/30      22328.14                    15539.33
  1991/10/31      22390.46                    15747.55
  1991/11/30      21615.92                    15112.93
  1991/12/31      24429.46                    16841.85
  1992/01/31      25113.51                    16528.59
  1992/02/29      25242.60                    16743.46
  1992/03/31      24050.98                    16416.96
  1992/04/30      23554.47                    16899.62
  1992/05/31      23445.24                    16982.43
  1992/06/30      22670.68                    16729.39
  1992/07/31      23465.10                    17413.62
  1992/08/31      22899.07                    17056.64
  1992/09/30      23326.07                    17257.91
  1992/10/31      24547.49                    17318.31
  1992/11/30      26146.25                    17908.87
  1992/12/31      26846.08                    18129.15
  1993/01/31      27597.76                    18281.43
  1993/02/28      26877.11                    18530.06
  1993/03/31      27719.56                    18921.04
  1993/04/30      27252.66                    18463.15
  1993/05/31      28825.90                    18957.97
  1993/06/30      28937.55                    19012.95
  1993/07/31      28440.20                    18936.89
  1993/08/31      29475.50                    19654.60
  1993/09/30      30338.25                    19503.26
  1993/10/31      30703.65                    19906.98
  1993/11/30      29942.40                    19717.86
  1993/12/31      30833.82                    19956.45
  1994/01/31      31909.87                    20634.97
  1994/02/28      31643.25                    20075.76
  1994/03/31      30352.78                    19200.46
  1994/04/30      30672.73                    19446.22
  1994/05/31      30480.76                    19765.14
  1994/06/30      29147.62                    19280.90
  1994/07/31      29766.20                    19913.31
  1994/08/31      31109.99                    20729.75
  1994/09/30      30470.09                    20221.88
  1994/10/31      31461.94                    20676.87
  1994/11/30      30416.77                    19923.82
  1994/12/31      30560.85                    20219.29
  1995/01/31      30291.45                    20743.57
  1995/02/28      31455.26                    21551.95
  1995/03/31      32640.62                    22187.95
  1995/04/30      34052.29                    22841.38
  1995/05/31      35226.87                    23754.35
  1995/06/30      37910.11                    24306.17
  1995/07/31      40733.43                    25112.16
  1995/08/31      41153.70                    25175.19
  1995/09/30      42306.73                    26237.58
  1995/10/31      42091.21                    26143.91
  1995/11/30      42920.97                    27291.63
  1995/12/31      42522.12                    27817.27
  1996/01/31      43517.39                    28764.17
  1996/02/29      44486.21                    29030.81
  1996/03/31      44793.96                    29310.38
  1996/04/30      46127.52                    29742.41
  1996/05/31      47369.89                    30509.47
  1996/06/30      46765.80                    30625.71
  1996/07/31      43927.71                    29272.67
  1996/08/31      44953.53                    29890.03
  1996/09/30      47973.98                    31572.24
  1996/10/31      48213.34                    32443.00
  1996/11/30      51074.23                    34895.37
  1996/12/31      49429.23                    34204.09
  1997/01/31      52396.14                    36341.16
  1997/02/28      51195.15                    36626.08
  1997/03/31      48345.74                    35121.11
  1997/04/30      50806.59                    37217.84
  1997/05/30      54409.56                    39483.67
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class T on May 31, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $54,410 - a 444.10% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR EQUITY GROWTH - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1/ shareholder service fee that is reflected in returns after December 31, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Class B's contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997           PAST 6   PAST 1   PAST 5    PAST 10
                                     MONTHS   YEAR     YEARS     YEARS

Advisor Equity Growth - Class B      5.68%    13.94%   130.21%   459.32%

Advisor Equity Growth - Class B      0.68%    8.94%    128.21%   459.32%
 (incl. contingent deferred sales
charge)

S&P 500(registered trademark)        13.15%   29.42%   132.50%   294.84%

Growth Funds Average                 8.36%    17.72%   106.53%   242.10%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                   PAST 1   PAST 5   PAST 10
                                             YEAR     YEARS    YEARS

Advisor Equity Growth - Class B              13.94%   18.15%   18.79%

Advisor Equity Growth - Class B              8.94%    17.94%   18.79%
 (incl. contingent deferred sales charge)

S&P 500                                      29.42%   18.38%   14.70%

Growth Funds Average                         17.72%   15.27%   12.67%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/05/31      10000.00                    10000.00
  1987/06/30      10191.60                    10505.00
  1987/07/31      10655.86                    11037.60
  1987/08/31      11296.98                    11449.31
  1987/09/30      11105.38                    11198.57
  1987/10/31       8179.81                     8786.40
  1987/11/30       7310.24                     8062.40
  1987/12/31       8586.68                     8675.94
  1988/01/31       8563.01                     9041.20
  1988/02/29       9076.00                     9462.52
  1988/03/31       9210.16                     9170.13
  1988/04/30       9107.57                     9271.92
  1988/05/31       9044.43                     9352.58
  1988/06/30       9849.43                     9781.87
  1988/07/31       9652.13                     9744.70
  1988/08/31       9225.95                     9413.38
  1988/09/30       9738.94                     9814.39
  1988/10/31       9636.34                    10087.23
  1988/11/30       9486.39                     9942.98
  1988/12/31       9923.68                    10116.98
  1989/01/31      10705.64                    10857.54
  1989/02/28      10713.70                    10587.19
  1989/03/31      11068.41                    10833.87
  1989/04/30      11802.00                    11396.15
  1989/05/31      12817.75                    11857.70
  1989/06/30      12342.12                    11790.11
  1989/07/31      13188.57                    12854.75
  1989/08/31      13704.51                    13106.71
  1989/09/30      14083.40                    13052.97
  1989/10/31      13906.05                    12750.14
  1989/11/30      13962.48                    13010.24
  1989/12/31      14373.59                    13322.49
  1990/01/31      13054.32                    12428.55
  1990/02/28      13580.18                    12588.88
  1990/03/31      14373.59                    12922.48
  1990/04/30      14087.59                    12599.42
  1990/05/31      16089.56                    13827.86
  1990/06/30      16227.95                    13733.84
  1990/07/31      15766.67                    13689.89
  1990/08/31      13755.47                    12452.32
  1990/09/30      12620.71                    11845.89
  1990/10/31      12777.55                    11794.96
  1990/11/30      14345.91                    12556.91
  1990/12/31      15369.96                    12907.25
  1991/01/31      17602.57                    13470.00
  1991/02/28      19189.39                    14433.11
  1991/03/31      21071.42                    14782.39
  1991/04/30      20997.62                    14817.87
  1991/05/31      22095.47                    15458.00
  1991/06/30      20259.57                    14750.02
  1991/07/31      21901.73                    15437.37
  1991/08/31      23082.62                    15803.24
  1991/09/30      23137.97                    15539.33
  1991/10/31      23202.55                    15747.55
  1991/11/30      22399.92                    15112.93
  1991/12/31      25315.50                    16841.85
  1992/01/31      26024.36                    16528.59
  1992/02/29      26158.14                    16743.46
  1992/03/31      24923.29                    16416.96
  1992/04/30      24408.78                    16899.62
  1992/05/31      24295.58                    16982.43
  1992/06/30      23492.93                    16729.39
  1992/07/31      24316.16                    17413.62
  1992/08/31      23729.61                    17056.64
  1992/09/30      24172.10                    17257.91
  1992/10/31      25437.81                    17318.31
  1992/11/30      27094.56                    17908.87
  1992/12/31      27819.78                    18129.15
  1993/01/31      28598.71                    18281.43
  1993/02/28      27851.93                    18530.06
  1993/03/31      28724.93                    18921.04
  1993/04/30      28241.10                    18463.15
  1993/05/31      29871.40                    18957.97
  1993/06/30      29987.10                    19012.95
  1993/07/31      29471.71                    18936.89
  1993/08/31      30544.56                    19654.60
  1993/09/30      31438.60                    19503.26
  1993/10/31      31817.25                    19906.98
  1993/11/30      31028.39                    19717.86
  1993/12/31      31952.15                    19956.45
  1994/01/31      33067.23                    20634.97
  1994/02/28      32790.93                    20075.76
  1994/03/31      31453.65                    19200.46
  1994/04/30      31785.21                    19446.22
  1994/05/31      31586.28                    19765.14
  1994/06/30      30204.79                    19280.90
  1994/07/31      30845.80                    19913.31
  1994/08/31      32238.34                    20729.75
  1994/09/30      31575.22                    20221.88
  1994/10/31      32603.05                    20676.87
  1994/11/30      31519.96                    19923.82
  1994/12/31      31669.27                    20219.29
  1995/01/31      31390.10                    20743.57
  1995/02/28      32596.12                    21551.95
  1995/03/31      33824.48                    22187.95
  1995/04/30      35287.34                    22841.38
  1995/05/31      36504.53                    23754.35
  1995/06/30      39285.09                    24306.17
  1995/07/31      42210.81                    25112.16
  1995/08/31      42646.32                    25175.19
  1995/09/30      43841.17                    26237.58
  1995/10/31      43617.84                    26143.91
  1995/11/30      44477.69                    27291.63
  1995/12/31      44064.37                    27817.27
  1996/01/31      45095.74                    28764.17
  1996/02/29      46099.70                    29030.81
  1996/03/31      46418.61                    29310.38
  1996/04/30      47800.54                    29742.41
  1996/05/31      49087.97                    30509.47
  1996/06/30      48461.97                    30625.71
  1996/07/31      45520.94                    29272.67
  1996/08/31      46583.97                    29890.03
  1996/09/30      49713.97                    31572.24
  1996/10/31      49962.01                    32443.00
  1996/11/30      52926.66                    34895.37
  1996/12/31      50978.14                    34204.09
  1997/01/31      54003.86                    36341.16
  1997/02/28      52722.71                    36626.08
  1997/03/31      49757.74                    35121.11
  1997/04/30      52271.25                    37217.84
  1997/05/30      55931.70                    39483.67
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class B on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment would have been $55,932
- a 459.32% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. The performance was disappointing. For the six-month period that ended May 31, 1997, the fund's Class A, Class T and Class B shares had returns of 6.43%, 6.53% and 5.68%, respectively. For the same period, the growth funds average, as tracked by Lipper Analytical Services, and the Standard & Poor's 500 Index returned 8.36% and 13.15%, respectively. For the 12 months that ended May 31, 1997, the fund's Class A, T and B shares returned 14.73%, 14.86% and 13.94%, respectively. The peer group and index had 12-month returns of 17.72% and 29.42%, respectively.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?
A. A distinct lack of market breadth during the period affected the performance of many diversified stock funds, as much of the market's gain throughout the period was concentrated among a select group of household-name, large-cap stocks. Many of these "big-cap" stocks comprised the top tier of the S&P 500. The fund participated in this rally to some extent - I increased the fund's weightings in the market's 50 largest stocks to 35% of total investments - but I wasn't overweighted in enough of these stocks to fully benefit. Additionally, a technology stock correction in early 1997 and a relatively high cash position had a negative impact on fund performance.
Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND IN JANUARY?
A. I've reduced the number of individual positions within the portfolio. Rather than having an abundance of smaller positions, none of which are particularly meaningful to the fund's performance, I've concentrated on the stocks in which I'm most confident. A by-product of this strategy is that the concentration among the fund's top stocks has increased. At the beginning of the period, the fund's top ten positions comprised around 19% of the fund's investments; at the end of the period, that percentage had jumped to approximately 24%. I also raised the fund's average market capitalization weighting. At the beginning of the period, the average market cap weighting - or the average company value - was around $14 billion. This figure rose to approximately $20 billion by period's end, but still was well below the S&P 500's average market cap weighting of $29 billion. Lastly, while the fund's cash position detracted somewhat from performance, I did cut the cash position by more than half - from 10% to under 5%.
Q. THE FUND'S TECHNOLOGY STOCK EXPOSURE DROPPED FROM APPROXIMATELY 27% TO AROUND 21%. WHAT HAPPENED?
A. As I mentioned, we witnessed a significant technology correction in early 1997. This correction resulted in the depreciation of many of the fund's technology holdings and, when the stocks went down, the fund's technology weighting consequently dipped. We saw a strong rebound following the correction, followed by announcements from several key technology companies that earnings would not be as strong as expected. In the face of these warning signs, I felt uncomfortable bringing my technology exposure back up. At around 21%, however, technology is still the fund's largest single sector exposure and, in my mind, still remains a fertile area for finding above-average, long-term growth opportunities.
Q. WHICH STOCKS PERFORMED WELL? WERE THERE ANY DISAPPOINTMENTS?
A. Health care stocks did very well, with some of the larger pharmaceutical companies leading the charge. The fund owned large-cap health care names such as Bristol-Myers Squibb and Schering-Plough, both of which performed well. Other stocks that contributed positively included WorldCom, a telecommunications services company, CompUSA and Philip Morris. Retail stocks, on the other hand, turned in a subpar performance as the fund's positions in PETsMART, Viking Office Products and Just for Feet had negative effects on performance.
Q. PHILIP MORRIS WAS THE FUND'S LARGEST INDIVIDUAL POSITION AT THE END OF THE PERIOD. HOW MIGHT THE ONGOING TOBACCO LITIGATION AFFECT THIS STOCK?
A. I think a settlement to the litigation would benefit everyone involved. Cigarette prices likely would rise in the event of a settlement, as tobacco companies would use higher prices to fund their liabilities. From a public health perspective, a price increase would almost certainly reduce the number of smokers. So that's positive. From a shareholder perspective, Philip Morris' earnings may be affected by lower sales volumes, but any decline may be offset by the potential for the stock's price-to-earnings ratio to rise. This is because the current valuation of the stock is being penalized due to the ongoing litigation risks. As a final note, I'd add that any settlement will require an act of Congress to make it law. So while a resolution appears to make sense for all parties, an agreement may still get bogged down in the political arena.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past year or so, stocks in general have benefited from favorable investment conditions. Economic growth has remained strong, and we've seen no signs of inflation and, consequently, low interest rate levels. I don't know how long this backdrop can continue, but I'm optimistic about the outlook for growth stocks. High interest rates, even more so than weak earnings, have a negative influence on growth stocks. I think higher rates, as a result of an acceleration in the economy and higher inflation, are unlikely given the Federal Reserve Board's recent action to reign in the economy before it overheats.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and
securities convertible into
common stock of companies
with above-average growth
characteristics
START DATE: November 22, 1983
SIZE: as of May 31, 1997,
more than $4.9 billion
MANAGER: Jennifer Uhrig,
since January 1997; manager,
Fidelity Advisor Mid Cap
Fund, 1996 - January 1997;
joined Fidelity in 1987
(checkmark)
JENNIFER UHRIG BRINGS HER
INVESTMENT STYLE TO ADVISOR
EQUITY GROWTH:
"When a new manager takes
over a fund, as I did with this
fund in January, some things
inevitably change.
Shareholders may notice
changes to the fund's top
positions, for example. But I
want to emphasize that I'll
continue to run the fund as it's
always been run - as a
relatively aggressive growth
fund. That being said,
shareholders may notice slight
changes from time to time.
For example, the fund has
more of a large-cap, quality
growth flavor to it now than it
did five years ago. This is due
mostly to the increase in fund
assets during that time, which
has necessitated increasing
the fund's exposure to
large-caps for liquidity
purposes.
"But the essence of the fund
will remain the same - that of
searching for above-average
growth stories. In doing so,
the higher growth sectors of
the economy - namely,
technology, health care and
retail - will continue to
occupy substantial weightings
within the fund's portfolio."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                % OF FUND'S   % OF FUND'S
                                INVESTMENTS   INVESTMENTS
                                              IN THESE STOCKS
                                              6 MONTHS AGO

Philip Morris Companies, Inc.   4.5           0.9

Microsoft Corp.                 3.4           1.4

Merck & Co., Inc.               2.7           1.1

Boeing Co.                      2.3           0.4

Wal-Mart Stores, Inc.           2.1           1.1

Bristol-Myers Squibb Co.        2.1           0.8

PepsiCo, Inc.                   1.8           0.5

Johnson & Johnson               1.8           0.8

WorldCom, Inc.                  1.8           0.2

Disney (Walt) Co.               1.7           0.2

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE MARKET SECTORS
                                   6 MONTHS AGO

Technology           20.5          26.7

Health               16.5          10.4

Finance              9.1           8.8

Nondurables          8.5           3.3

Retail & Wholesale   8.5           9.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 4.4
Row: 1, Col: 2, Value: 95.59999999999999
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 90.0
Stocks 95.6%
Short-term
investments 4.4%
FOREIGN
INVESTMENTS 5.3%
Stocks 90.0%
Short-term
investments 10.0%
FOREIGN
INVESTMENTS 3.6%
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.8%
AEROSPACE & DEFENSE - 3.4%
Boeing Co.   1,056,540 $ 111,201
Gulfstream Aerospace Corp. (a)  392,300  11,523
Lockheed Martin Corp.   241,100  22,573
United Technologies Corp.   227,400  18,277
Wyman-Gordon Co. (a)  51,100  1,163
  164,737
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   464,900  22,199
TOTAL AEROSPACE & DEFENSE   186,936
BASIC INDUSTRIES - 4.2%
CHEMICALS & PLASTICS - 1.2%
Air Products & Chemicals, Inc.   122,200  9,501
Cytec Industries, Inc. (a)  347,400  13,592
Monsanto Co.   667,300  29,361
Praxair, Inc.   146,700  7,720
  60,174
IRON & STEEL - 0.7%
Inland Steel Industries, Inc.   428,200  10,544
Nucor Corp.   431,200  25,441
  35,985
PACKAGING & CONTAINERS - 0.9%
Corning, Inc.   370,700  18,674
Owens-Illinois, Inc. (a)  786,200  24,274
  42,948
PAPER & FOREST PRODUCTS - 1.4%
Bowater, Inc.   129,900  6,414
Georgia-Pacific Corp.   188,500  16,635
Kimberly-Clark Corp.   761,500  38,170
Stone Container Corp.   455,000  6,256
  67,475
TOTAL BASIC INDUSTRIES   206,582
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.6%
AUTOS, TIRES, & ACCESSORIES - 0.2%
AutoZone, Inc. (a)  367,400 $ 8,588
Circuit City Stores, Inc. - CarMax Group  241,800  3,506
  12,094
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   195,200  17,910
TEXTILES & APPAREL - 1.0%
Liz Claiborne, Inc.   249,200  11,370
Reebok International Ltd.   308,200  12,636
Timberland Co. Class A (a)  384,500  22,541
  46,547
TOTAL DURABLES   76,551
ENERGY - 6.6%
ENERGY SERVICES - 4.0%
Dresser Industries, Inc.   382,100  13,087
Falcon Drilling, Inc. (a)  319,300  14,648
Halliburton Co.   694,500  53,737
Schlumberger Ltd.   706,800  84,197
Transocean Offshore, Inc.  102,900  7,100
Varco International, Inc. (a)  134,100  3,688
Western Atlas, Inc. (a)  282,700  19,153
  195,610
OIL & GAS - 2.6%
British Petroleum PLC ADR  148,379  21,496
Burlington Resources, Inc.   120,600  5,608
Chesapeake Energy Corp. (a)  921,300  13,013
EVI, Inc. (a)  118,200  4,447
Enron Oil & Gas Co.   61,500  1,315
Royal Dutch Petroleum Co. ADR  137,600  26,866
Tosco Corp.   610,600  19,921
Total SA:
Class B  239,600  21,946
 sponsored ADR  135,400  6,178
Union Pacific Resources Group, Inc.   94,000  2,714
Unocal Corp.   2,797  119
Vintage Petroleum, Inc.   154,600  5,257
  128,880
TOTAL ENERGY   324,490
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 9.1%
BANKS - 1.5%
Bank of New York Co., Inc.   674,200 $ 28,738
Citicorp  136,700  15,635
NationsBank Corp.   490,422  28,873
  73,246
CREDIT & OTHER FINANCE - 2.0%
American Express Co.   900,004  62,551
Associates First Capital Corp.   153,700  7,262
Beneficial Corp.   202,900  13,036
Household International, Inc.   172,382  16,937
  99,786
FEDERAL SPONSORED CREDIT - 2.8%
Federal Home Loan Mortgage Corporation  1,446,400  47,731
Federal National Mortgage Association  1,394,900  60,853
Student Loan Marketing Association  220,000  26,757
  135,341
INSURANCE - 2.8%
Allmerica Financial Corp.   241,400  8,781
Allstate Corp.   401,579  29,566
AMBAC, Inc.   297,300  22,297
American International Group, Inc.   235,000  31,813
MBIA, Inc.   78,200  8,397
UNUM Corp.   432,300  34,206
  135,060
TOTAL FINANCE   443,433
HEALTH - 16.5%
DRUGS & PHARMACEUTICALS - 8.6%
American Home Products Corp.   790,200  60,253
Barr Laboratories, Inc.   4,300  115
Bristol-Myers Squibb Co.   1,405,400  103,121
Elan Corp. PLC ADR (a)  347,200  14,148
Genentech, Inc. (a)  278,100  16,304
Merck & Co., Inc.   1,496,100  134,462
Novartis sponsored ADR  368,800  25,078
Schering-Plough Corp.   446,100  40,484
SmithKline Beecham PLC ADR  328,700  28,761
  422,726
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 4.5%
Abbott Laboratories  715,830 $ 45,097
Boston Scientific Corp. (a)  497,500  26,554
Cardinal Health, Inc.   212,250  12,364
Johnson & Johnson  1,474,500  88,286
Medtronic, Inc.   216,500  16,021
St. Jude Medical, Inc. (a)  530,800  17,981
Sofamor/Danek Group, Inc. (a)  251,100  11,551
  217,854
MEDICAL FACILITIES MANAGEMENT - 3.4%
Carematrix Corp. (a)  158,800  3,017
Columbia/HCA Healthcare Corp.   749,005  27,432
Health Management Associates, Inc. Class A (a)  521,100  15,242
HEALTHSOUTH Rehabilitation Corp. (a)  1,452,600  33,228
Oxford Health Plans, Inc. (a)  429,400  30,273
PacifiCare Health Systems, Inc. Class B (a)  226,800  17,974
Tenet Healthcare Corp. (a)  570,700  15,694
United HealthCare Corp.   390,400  22,058
  164,918
TOTAL HEALTH   805,498
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   192,700  18,716
INDUSTRIAL MACHINERY & EQUIPMENT - 3.3%
ELECTRICAL EQUIPMENT - 2.9%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  12,100  275
Alcatel Alsthom Compagnie Generale d'Electricite SA  458,900  49,755
Emerson Electric Co.   63,800  3,445
General Electric Co.   808,600  48,819
Harris Corp.   223,600  19,817
Westinghouse Electric Corp.   889,700  18,017
  140,128
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.4%
USA Waste Services, Inc. (a)  555,400 $ 20,133
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   160,261
MEDIA & LEISURE - 5.6%
BROADCASTING - 0.1%
Clear Channel Communications, Inc. (a)  133,300  7,048
ENTERTAINMENT - 1.7%
Disney (Walt) Co.   1,039,900  85,143
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   186,800  8,359
Nintendo Co. Ltd. Ord.   42,500  3,326
  11,685
LODGING & GAMING - 1.9%
Circus Circus Enterprises, Inc. (a)  499,900  12,997
HFS, Inc. (a)  737,400  39,728
Mirage Resorts, Inc. (a)  1,052,100  25,119
Sun International Hotels Ltd. Ord. (a)  348,100  13,184
  91,028
PUBLISHING - 0.8%
New York Times Co. (The) Class A  316,400  14,574
Times Mirror Co. Class A  398,400  22,360
  36,934
RESTAURANTS - 0.9%
Landry's Seafood Restaurants, Inc. (a)  242,000  4,477
McDonald's Corp.   366,500  18,417
Starbucks Corp. (a)  597,400  18,818
  41,712
TOTAL MEDIA & LEISURE   273,550
NONDURABLES - 8.5%
BEVERAGES - 2.1%
Anheuser-Busch Companies, Inc.   306,700  13,150
PepsiCo, Inc.   2,460,600  90,427
  103,577
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - 0.3%
Campbell Soup Co.   74,300 $ 3,418
Hershey Foods Corp.   218,800  12,280
  15,698
HOUSEHOLD PRODUCTS - 1.1%
Clorox Co.   81,400  10,277
Procter & Gamble Co.   322,400  44,451
  54,728
TOBACCO - 5.0%
Philip Morris Companies, Inc.   4,970,100  218,684
RJR Nabisco Holdings Corp.   718,900  23,274
  241,958
TOTAL NONDURABLES   415,961
PRECIOUS METALS - 0.2%
Barrick Gold Corp.   325,000  8,229
Getchell Gold Corp. (a)  60,200  2,400
Newmont Mining Corp.   41,600  1,628
  12,257
RETAIL & WHOLESALE - 8.5%
APPAREL STORES - 1.1%
Just for Feet, Inc. (a)  677,300  13,292
Ross Stores, Inc.   508,600  14,304
TJX Companies, Inc.   401,300  19,263
Talbots, Inc.   197,900  5,195
  52,054
DRUG STORES - 1.0%
CVS Corp.   657,877  31,496
Rite Aid Corp.   381,800  17,754
  49,250
GENERAL MERCHANDISE STORES - 2.9%
Consolidated Stores Corp. (a)  393,100  15,036
Costco Companies, Inc. (a)  652,600  22,025
Wal-Mart Stores, Inc.   3,495,600  103,994
  141,055
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.1%
Safeway, Inc. (a)  156,100 $ 7,025
RETAIL & WHOLESALE, MISCELLANEOUS - 3.4%
Bed Bath & Beyond, Inc. (a)  327,500  9,293
Corporate Express, Inc. (a)  962,725  13,237
Home Depot, Inc. (The)  835,100  52,611
Lowe's Companies, Inc.   910,300  35,843
Officemax, Inc. (a)  387,775  5,380
Staples, Inc. (a)  369,087  8,120
Toys "R" Us, Inc. (a)  890,889  27,729
U.S. Office Products Co. (a)  137,400  3,402
Viking Office Products, Inc. (a)  523,400  9,879
  165,494
TOTAL RETAIL & WHOLESALE   414,878
SERVICES - 1.6%
ADVERTISING - 0.1%
Omnicom Group, Inc.   63,600  3,689
EDUCATIONAL SERVICES - 0.1%
Apollo Group, Inc. Class A (a)  189,500  6,704
LEASING & RENTAL - 0.2%
Hertz Corp. Class A  246,800  8,453
Hollywood Entertainment Corp. (a)  135,800  2,733
  11,186
SERVICES - 1.2%
ADT Ltd. (a)  539,900  15,725
AccuStaff, Inc. (a)  776,000  18,624
Gartner Group, Inc. Class A (a)  638,700  18,602
Sitel Corp. (a)  279,000  4,604
  57,555
TOTAL SERVICES   79,134
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 20.5%
COMMUNICATIONS EQUIPMENT - 3.3%
ADC Telecommunications, Inc. (a)  620,500 $ 21,252
Ascend Communications, Inc. (a)  215,000  11,986
Aspect Telecommunications Corp. (a)  644,100  14,492
Cisco Systems, Inc. (a)  262,500  17,784
Lucent Technologies, Inc.   620,600  39,487
Nokia Corp. AB sponsored ADR  348,100  22,974
Tellabs, Inc. (a)  450,900  22,658
3Com Corp. (a)  266,800  12,940
  163,573
COMPUTER SERVICES & SOFTWARE - 9.0%
Broderbund Software, Inc. (a)  564,400  14,181
CUC International, Inc. (a)  1,148,275  26,410
Cadence Design Systems, Inc. (a)  488,450  16,241
CompUSA, Inc. (a)  1,626,000  37,804
Electronics for Imaging, Inc. (a)  271,800  10,838
Equifax, Inc.   322,500  10,078
Henry (Jack) & Associates, Inc.   66,000  1,477
Keane, Inc. (a)  310,800  17,521
McAfee Associates, Inc. (a)  435,000  28,628
Microsoft Corp. (a)  1,340,300  166,198
Oracle Systems Corp. (a)  829,825  38,691
Parametric Technology Corp. (a)  355,200  15,940
PeopleSoft, Inc. (a)  622,600  32,220
Policy Management Systems Corp. (a)  43,500  2,066
Sabre Group Holdings, Inc. Class A (a)  284,500  7,930
SunGard Data Systems, Inc. (a)  192,100  8,164
Yahoo, Inc. (a)  157,800  5,089
  439,476
COMPUTERS & OFFICE EQUIPMENT - 3.3%
Adaptec, Inc. (a)  831,300  30,550
Compaq Computer Corp. (a)  508,500  55,045
Fore Systems, Inc. (a)  1,139,500  18,873
Ingram Micro, Inc. Class A (a)  126,600  3,023
International Business Machines Corp.   74,800  6,470
Pitney Bowes, Inc.   284,100  19,958
Quantum Corp. (a)  216,200  8,405
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
SCI Systems, Inc. (a)  76,100 $ 4,946
Tech Data Corp. (a)  437,900  12,973
  160,243
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc.   96,600  6,303
Novellus Systems, Inc. (a)  25,700  2,104
Waters Corp. (a)  163,600  5,276
  13,683
ELECTRONICS - 4.6%
Altera Corp. (a)  297,500  15,768
Intel Corp.   277,400  42,026
Linear Technology Corp.   291,600  14,616
Maxim Integrated Products, Inc. (a)  213,600  11,481
Micron Technology, Inc.   604,200  25,679
Motorola, Inc.   41,500  2,755
Sanmina Corp. (a)  382,400  22,155
Solectron Corp. (a)  106,500  6,656
Texas Instruments, Inc.   590,800  53,099
Uniphase Corp. (a)  257,400  13,513
Xilinx, Inc. (a)  326,400  17,503
  225,251
TOTAL TECHNOLOGY   1,002,226
TRANSPORTATION - 0.5%
RAILROADS - 0.5%
Wisconsin Central Transportation Corp. (a)  656,900  23,731
TRUCKING & FREIGHT - 0.0%
Hunt (J.B.) Transport Services, Inc.   50,400  768
TOTAL TRANSPORTATION   24,499
UTILITIES - 4.7%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)  1,340,035  37,353
Vanguard Cellular Systems, Inc. Class A (a)  424,500  5,572
  42,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 3.8%
Cincinnati Bell, Inc.   251,700 $ 15,480
LCI International, Inc. (a)  459,100  11,133
MCI Communications Corp.   638,700  24,510
SBC Communications, Inc.   271,600  15,888
Sprint Corp.   691,700  33,807
WorldCom, Inc. (a)  2,938,580  87,055
  187,873
TOTAL UTILITIES   230,798
TOTAL COMMON STOCKS
(Cost $3,723,388)   4,675,770
CASH EQUIVALENTS - 4.4%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/30/97 due 6/2/97  $ 215,815  215,749

TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,939,137)  $ 4,891,519
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,941,707,000. Net unrealized appreciation aggregated $949,812,000, of which $1,030,198,000 related to appreciated investment securities and $80,386,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                              $ 4,891,519
agreements of $215,749) (cost $3,939,137) -
See accompanying schedule

Cash                                                                                   1

Receivable for investments sold                                                        125,479

Receivable for fund shares sold                                                        7,655

Dividends receivable                                                                   3,480

Other receivables                                                                      171

Prepaid expenses                                                                       15

 TOTAL ASSETS                                                                          5,028,320

LIABILITIES

Payable for investments purchased                                          $ 66,881

Payable for fund shares redeemed                                            9,474

Accrued management fee                                                      2,408

Distribution fees payable                                                   1,562

Other payables and accrued expenses                                         785

 TOTAL LIABILITIES                                                                     81,110

NET ASSETS                                                                            $ 4,947,210

Net Assets consist of:

Paid in capital                                                                       $ 3,602,580

Distributions in excess of net investment income                                       (247)

Accumulated undistributed net realized gain (loss) on                                  392,494
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                          952,383
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                            $ 4,947,210


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                             $45.95
CLASS A:
NET ASSET VALUE and redemption price per share
 ($13,170 (divided by) 286.6 shares)

Maximum offering price per share (100/94.75 of $45.95)                            $48.50

CLASS T:                                                                          $46.21
NET ASSET VALUE and redemption price per share
 ($3,801,250 (divided by) 82,256 shares)

Maximum offering price per share (100/96.50 of $46.21)                            $47.89

CLASS B:                                                                          $45.84
NET ASSET VALUE and offering price per share
 ($26,147 (divided by) 570.4 shares) A

INSTITUTIONAL CLASS:                                                              $46.87
NET ASSET VALUE, offering price and redemption price
 per share ($1,106,643 (divided by) 23,610 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 21,710
Dividends

Interest                                                                        6,386

 TOTAL INCOME                                                                   28,096

EXPENSES

Management fee                                                    $ 14,349

Transfer agent fees                                                4,186

Distribution fees                                                  8,994

Accounting fees and expenses                                       405

Non-interested trustees' compensation                              20

Custodian fees and expenses                                        63

Registration fees                                                  134

Audit                                                              33

Legal                                                              20

Miscellaneous                                                      118

 Total expenses before reductions                                  28,322

 Expense reductions                                                (653)        27,669

NET INVESTMENT INCOME                                                           427

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             404,520

 Foreign currency transactions                                     (1)          404,519

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             (105,317)

 Assets and liabilities in foreign currencies                      2            (105,315)

NET GAIN (LOSS)                                                                 299,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 299,631
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS     YEAR ENDED
                                                          ENDED          NOVEMBER 30,
                                                          MAY 31, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 427          $ 26,314
Net investment income

 Net realized gain (loss)                                  404,519        155,834

 Change in net unrealized appreciation (depreciation)      (105,315)      529,932

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           299,631        712,080
FROM OPERATIONS

Distributions to shareholders                              (24,273)       (5,736)
From net investment income

 From net realized gain                                    (133,428)      (154,511)

 TOTAL DISTRIBUTIONS                                       (157,701)      (160,247)

Share transactions - net increase (decrease)               (59,642)       1,470,586

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  82,288         2,022,419

NET ASSETS

 Beginning of period                                       4,864,922      2,842,503

 End of period (including under (over) distribution of    $ 4,947,210    $ 4,864,922
net investment income of $(247) and $26,034,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997   1996 F
      (UNAUDITED)


SELECTED PER-SHARE DATA

Net asset value, beginning of period                           $ 44.80       $ 39.47

Income from Investment Operations

 Net investment income (loss) E                                 (.01)         .04

 Net realized and unrealized gain (loss)                        2.75          5.29

 Total from investment operations                               2.74          5.33

Less Distributions

 From net investment income                                     (.36)         -

 From net realized gain                                         (1.23)        -

 Total distributions                                            (1.59)        -

Net asset value, end of period                                 $ 45.95       $ 44.80

TOTAL RETURN B, C                                               6.43%         13.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $ 13          $ 4

Ratio of expenses to average net assets                         1.52% A, G    1.52% A, D
                                                                             , G

Ratio of expenses to average net assets after expense           1.49% A, H    1.50% A, H
reductions

Ratio of net investment income (loss) to average net assets     (.32)% A      .38% A

Portfolio turnover                                              139% A        76%

Average commission rate I                                      $ .0425       $ .0414


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 F   1993   1992 E


SELECTED PER-SHARE DATA

Net asset value,               $ 44.81     $ 39.83     $ 28.52   $ 29.50   $ 26.33    $ 23.78
beginning of period

Income from Investment
Operations

 Net investment                 (.01) D     .22 D       .06       .08       (.07) D    .01
 income (loss)

 Net realized and               2.81        6.90        11.54     .39       3.82       2.54
 unrealized gain
(loss)

 Total from investment          2.80        7.12        11.60     .47       3.75       2.55
 operations

Less Distributions              (.17)       (.03) G     (.08)     -         (.08)      -
From net investment
 income

 From net realized gain         (1.23)      (2.11) G    (.16)     (1.45)    (.50)      -

 In excess of net               -           -           (.05)     -         -          -
 realized gain

 Total distributions            (1.40)      (2.14)      (.29)     (1.45)    (.58)      -

Net asset value, end           $ 46.21     $ 44.81     $ 39.83   $ 28.52   $ 29.50    $ 26.33
of period

TOTAL RETURN B, C               6.53%       19.00%      41.11%    1.58%     14.52%     10.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 3,801     $ 3,537     $ 2,051   $ 874     $ 378      $ 23
(in millions)

Ratio of expenses to            1.33% A     1.36%       1.55%     1.71%     1.85%      1.47%
average net assets                                                                    A

Ratio of expenses to            1.30% A,    1.34%       1.54%     1.70%     1.84%      1.47%
average net assets              H          H           H         H         H          A
after expense
reductions

Ratio of net investment         (.12)%      .54%        .21%      .15%      (.24)%     .25%
income (loss) to               A                                                      A
average net assets

Portfolio turnover              139% A      76%         97%       137%      160%       240%

Average commission             $ .0425     $ .0414
rate I


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS
      ENDED
      MAY 31, 1997 E

      (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 41.81

Income from Investment Operations

 Net investment income (loss) D                                      (.02)

 Net realized and unrealized gain (loss)                             4.08

 Total from investment operations                                    4.06

Less Distributions

 From net realized gain                                              (.03)

Net asset value, end of period                                      $ 45.84

TOTAL RETURN B, C                                                    9.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 26

Ratio of expenses to average net assets                              2.17% A

Ratio of expenses to average net assets after expense reductions     2.13% A,
                                                                     F

Ratio of net investment income (loss) to average net assets          (.99)%
                                                                    A

Portfolio turnover                                                   139% A

Average commission rate G                                           $ .0425

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 45.52    $ 40.39     $ 28.90   $ 29.74   $ 26.37   $ 24.28
beginning of period

Income from Investment
Operations

 Net investment income          .03 D      .45 D       .28       .30       .19 D     .17

 Net realized and               2.92       7.00        11.69     .42       3.78      4.55
 unrealized gain
(loss)

 Total from investment          2.95       7.45        11.97     .72       3.97      4.72
 operations

Less Distributions              (.37)      (.21) F     (.27)     (.11)     (.10)     (.03)
From net investment
 income

 From net realized gain         (1.23)     (2.11) F    (.16)     (1.45)    (.50)     (2.60)

 In excess of net               -          -           (.05)     -         -         -
 realized gains

 Total distributions            (1.60)     (2.32)      (.48)     (1.56)    (.60)     (2.63)

Net asset value, end           $ 46.87    $ 45.52     $ 40.39   $ 28.90   $ 29.74   $ 26.37
of period

TOTAL RETURN B, C               6.81%      19.68%      42.15%    2.46%     15.36%    21.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,107    $ 1,324     $ 791     $ 410     $ 296     $ 179
(in millions)

Ratio of expenses to            .78% A     .79%        .83%      .86%      .95%      .98%
average net assets

Ratio of expenses to            .75% A,    .77% G      .83%      .84%      .94%      .98%
average net assets              G                               G         G
after expense
reductions

Ratio of net investment         .44% A     1.11%       .92%      1.00%     .66%      .73%
income to average
net assets

Portfolio turnover              139% A     76%         97%       137%      160%      240%

Average commission             $ .0425    $ .0414
rate H


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on December 31, 1996. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and Class B, and shares of Class A and Class B for distribution under federal and state securities law. These expenses are borne by Class A and Class B and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,126,639,000 and $3,142,861,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .61% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares(collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 10,000      $ 10,000

CLASS T
           8,934,000     8,934,000

CLASS B
           50,000        13,000

           $ 8,994,000   $ 8,957,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 245,000     $ 188,000

CLASS T
           1,577,000     1,141,000

CLASS B     16,000
                         0*

           $ 1,838,000   $ 1,329,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC *    $ 13,000      .31% ***

CLASS T **              FIIOC *                  .19% ***
                                   3,324,000

CLASS B                 FIIOC *                  .27% ***
                                   14,000

INSTITUTIONAL CLASS     FIIOC *                  .14% ***
                                   835,000

                                   $ 4,186,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC),AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD
DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH
FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $992,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $4,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $605,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were
5. EXPENSE REDUCTIONS - CONTINUED
reduced by $5,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

CLASS T                $ 16,000

INSTITUTIONAL CLASS     23,000

                       $ 39,000

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS      YEAR ENDED
                              ENDED           NOVEMBER 30,
                              MAY 31,         1996 A
                              1997 B

CLASS A

From net investment income    $ 44,000        $ -

From net realized gain
                              155,000         -

Total                         $ 199,000       $ -


CLASS T

From net investment income    $ 13,447,000    $ 2,317,000

From net realized gain
                              97,418,000      112,907,000

Total                         $ 110,865,000   $ 115,224,000


CLASS B

From net realized gain        $ 242           $ -

INSTITUTIONAL CLASS

From net investment income    $ 10,782,000    $ 3,419,000

From net realized gain
                              35,855,000      41,604,000

Total                         $ 46,637,000    $ 45,023,000


                              $ 157,701,242   $ 160,247,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO MAY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                         DOLLARS

AMOUNTS IN THOUSANDS             SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                 ENDED MAY 31,   NOVEMBER 30,   ENDED MAY 31,   NOVEMBER 30,

                                 1997 B          1996 A         1997 B          1996 A



CLASS A                                                         $ 9,403         $ 4,269
Shares sold                      217             100

Reinvestment of distributions
                                 5               -              193             -

Shares redeemed                   (34)            (1)            (1,456)         (67)

Net increase (decrease)           188             99            $ 8,140         $ 4,202

CLASS T                                                         $ 661,979       $ 1,801,024
Shares sold                      15,228          45,074

Reinvestment of distributions
                                 2,444           2,864          103,687         106,705

Shares redeemed                   (14,342)        (20,513)       (619,488)       (824,097)

Net increase (decrease)           3,330           27,425        $ 146,178       $ 1,083,632

CLASS B                                                         $ 26,530        $ -
Shares sold                      612             -

Shares redeemed                   (42)            -              (1,800)         -

Net increase (decrease)           570             -             $ 24,730        $ -

INSTITUTIONAL CLASS                                             $ 224,901       $ 763,651
Shares sold                      5,093           18,894

Reinvestment of distributions
                                 748             847            32,099          31,892

Shares redeemed                   (11,309)        (10,250)       (495,690)       (412,791)

Net increase (decrease)           (5,468)         9,491         $ (238,690)     $ 382,752


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MAY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 17,000

CLASS T
                       77,000

CLASS B
                       13,000

INSTITUTIONAL CLASS
                       27,000

                       $ 134,000

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
 Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY GROWTH
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market value.

FINANCIAL STATEMENTS   20    Statements of assets and liabilities,
                             operations, and changes in net
                             assets, as well as financial
                             highlights.

NOTES                  28    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY GROWTH - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997               PAST 6   PAST 1   PAST 5    PAST 10
                                         MONTHS   YEAR     YEARS     YEARS

Advisor Equity Growth - Institutional    6.81%    15.48%   139.86%   482.76%
Class

S&P 500(registered trademark)            13.15%   29.42%   132.50%   294.84%

Growth Funds Average                     8.36%    17.72%   106.53%   242.10%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 809 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                    PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Equity Growth - Institutional Class   15.48%   19.12%   19.28%

S&P 500                                       29.42%   18.38%   14.70%

Growth Funds Average                          17.72%   15.27%   12.67%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/05/31      10000.00                    10000.00
  1987/06/30      10191.60                    10505.00
  1987/07/31      10655.86                    11037.60
  1987/08/31      11296.98                    11449.31
  1987/09/30      11105.38                    11198.57
  1987/10/31       8179.81                     8786.40
  1987/11/30       7310.24                     8062.40
  1987/12/31       8586.68                     8675.94
  1988/01/31       8563.01                     9041.20
  1988/02/29       9076.00                     9462.52
  1988/03/31       9210.16                     9170.13
  1988/04/30       9107.57                     9271.92
  1988/05/31       9044.43                     9352.58
  1988/06/30       9849.43                     9781.87
  1988/07/31       9652.13                     9744.70
  1988/08/31       9225.95                     9413.38
  1988/09/30       9738.94                     9814.39
  1988/10/31       9636.34                    10087.23
  1988/11/30       9486.39                     9942.98
  1988/12/31       9923.68                    10116.98
  1989/01/31      10705.64                    10857.54
  1989/02/28      10713.70                    10587.19
  1989/03/31      11068.41                    10833.87
  1989/04/30      11802.00                    11396.15
  1989/05/31      12817.75                    11857.70
  1989/06/30      12342.12                    11790.11
  1989/07/31      13188.57                    12854.75
  1989/08/31      13704.51                    13106.71
  1989/09/30      14083.40                    13052.97
  1989/10/31      13906.05                    12750.14
  1989/11/30      13962.48                    13010.24
  1989/12/31      14373.59                    13322.49
  1990/01/31      13054.32                    12428.55
  1990/02/28      13580.18                    12588.88
  1990/03/31      14373.59                    12922.48
  1990/04/30      14087.59                    12599.42
  1990/05/31      16089.56                    13827.86
  1990/06/30      16227.95                    13733.84
  1990/07/31      15766.67                    13689.89
  1990/08/31      13755.47                    12452.32
  1990/09/30      12620.71                    11845.89
  1990/10/31      12777.55                    11794.96
  1990/11/30      14345.91                    12556.91
  1990/12/31      15369.96                    12907.25
  1991/01/31      17602.57                    13470.00
  1991/02/28      19189.39                    14433.11
  1991/03/31      21071.42                    14782.39
  1991/04/30      20997.62                    14817.87
  1991/05/31      22095.47                    15458.00
  1991/06/30      20259.57                    14750.02
  1991/07/31      21901.73                    15437.37
  1991/08/31      23082.62                    15803.24
  1991/09/30      23137.97                    15539.33
  1991/10/31      23202.55                    15747.55
  1991/11/30      22399.92                    15112.93
  1991/12/31      25315.50                    16841.85
  1992/01/31      26024.36                    16528.59
  1992/02/29      26158.14                    16743.46
  1992/03/31      24923.29                    16416.96
  1992/04/30      24408.78                    16899.62
  1992/05/31      24295.58                    16982.43
  1992/06/30      23492.93                    16729.39
  1992/07/31      24316.16                    17413.62
  1992/08/31      23729.61                    17056.64
  1992/09/30      24172.10                    17257.91
  1992/10/31      25448.10                    17318.31
  1992/11/30      27135.73                    17908.87
  1992/12/31      27881.91                    18129.15
  1993/01/31      28661.41                    18281.43
  1993/02/28      27935.14                    18530.06
  1993/03/31      28819.29                    18921.04
  1993/04/30      28356.16                    18463.15
  1993/05/31      30019.22                    18957.97
  1993/06/30      30145.53                    19012.95
  1993/07/31      29640.30                    18936.89
  1993/08/31      30745.49                    19654.60
  1993/09/30      31671.75                    19503.26
  1993/10/31      32071.73                    19906.98
  1993/11/30      31303.35                    19717.86
  1993/12/31      32261.89                    19956.45
  1994/01/31      33425.97                    20634.97
  1994/02/28      33159.63                    20075.76
  1994/03/31      31816.82                    19200.46
  1994/04/30      32183.04                    19446.22
  1994/05/31      32005.48                    19765.14
  1994/06/30      30618.28                    19280.90
  1994/07/31      31295.24                    19913.31
  1994/08/31      32726.83                    20729.75
  1994/09/30      32072.07                    20221.88
  1994/10/31      33137.44                    20676.87
  1994/11/30      32072.07                    19923.82
  1994/12/31      32248.02                    20219.29
  1995/01/31      31977.12                    20743.57
  1995/02/28      33230.02                    21551.95
  1995/03/31      34505.49                    22187.95
  1995/04/30      36006.71                    22841.38
  1995/05/31      37282.19                    23754.35
  1995/06/30      40137.89                    24306.17
  1995/07/31      43151.62                    25112.16
  1995/08/31      43614.40                    25175.19
  1995/09/30      44867.30                    26237.58
  1995/10/31      44664.13                    26143.91
  1995/11/30      45589.69                    27291.63
  1995/12/31      45184.75                    27817.27
  1996/01/31      46267.38                    28764.17
  1996/02/29      47322.18                    29030.81
  1996/03/31      47669.79                    29310.38
  1996/04/30      49120.14                    29742.41
  1996/05/31      50462.61                    30509.47
  1996/06/30      49839.32                    30625.71
  1996/07/31      46830.74                    29272.67
  1996/08/31      47945.48                    29890.03
  1996/09/30      51193.78                    31572.24
  1996/10/31      51469.47                    32443.00
  1996/11/30      54561.95                    34895.37
  1996/12/31      52817.94                    34204.09
  1997/01/31      56013.10                    36341.16
  1997/02/28      54757.32                    36626.08
  1997/03/31      51735.97                    35121.11
  1997/04/30      54396.74                    37217.84
  1997/05/30      58276.01                    39483.67
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Institutional Class on May 31, 1987. As the chart shows, by May 31, 1997, the value of the investment would have grown to $58,276 - a 482.76% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $39,484 - a 294.84% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jennifer Uhrig, Portfolio Manager of Fidelity Advisor Equity Growth Fund
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. The performance was disappointing. For the six-month period that ended May 31, 1997, the fund's Institutional Class shares returned 6.81%. For the same period, the growth funds average, as tracked by Lipper Analytical Services, returned 8.36%. The Standard & Poor's 500 Index had a six-month return of 13.15%. For the 12 months that ended May 31, 1997, the fund's Institutional Class shares returned 15.48%. The peer group and index had 12-month returns of 17.72% and 29.42%, respectively.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?
A. A distinct lack of market breadth during the period affected the performance of many diversified stock funds, as much of the market's gain throughout the period was concentrated among a select group of household-name, large-cap stocks. Many of these "big-cap" stocks comprised the top tier of the S&P 500. The fund participated in this rally to some extent - I increased the fund's weightings in the market's 50 largest stocks to 35% of total investments - but I wasn't overweighted in enough of these stocks to fully benefit. Additionally, a technology stock correction in early 1997 and a relatively high cash position had a negative impact on fund performance.
Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND IN JANUARY?
A. I've reduced the number of individual positions within the portfolio. Rather than having an abundance of smaller positions, none of which are particularly meaningful to the fund's performance, I've concentrated on the stocks in which I'm most confident. A by-product of this strategy is that the concentration among the fund's top stocks has increased. At the beginning of the period, the fund's top ten positions comprised around 19% of the fund's investments; at the end of the period, that percentage had jumped to approximately 24%. I also raised the fund's average market capitalization weighting. At the beginning of the period, the average market cap weighting - or the average company value - was around $14 billion. This figure rose to approximately $20 billion by period's end, but still was well below the S&P 500's average market cap weighting of $29 billion. Lastly, while the fund's cash position detracted somewhat from performance, I did cut the cash position by more than half - from 10% to under 5%.
Q. THE FUND'S TECHNOLOGY STOCK EXPOSURE DROPPED FROM APPROXIMATELY 27% TO AROUND 21%. WHAT HAPPENED?
A. As I mentioned, we witnessed a significant technology correction in early 1997. This correction resulted in the depreciation of many of the fund's technology holdings and, when the stocks went down, the fund's technology weighting consequently dipped. We saw a strong rebound following the correction, followed by announcements from several key technology companies that earnings would not be as strong as expected. In the face of these warning signs, I felt uncomfortable bringing my technology exposure back up. At around 21%, however, technology is still the fund's largest single sector exposure and, in my mind, still remains a fertile area for finding above-average, long-term growth opportunities.
Q. WHICH STOCKS PERFORMED WELL? WERE THERE ANY DISAPPOINTMENTS?
A. Health care stocks did very well, with some of the larger pharmaceutical companies leading the charge. The fund owned large-cap health care names such as Bristol-Myers Squibb and Schering-Plough, both of which performed well. Other stocks that contributed positively included WorldCom, a telecommunications services company, CompUSA and Philip Morris. Retail stocks, on the other hand, turned in a subpar performance as the fund's positions in PETsMART, Viking Office Products and Just for Feet had negative effects on performance.
Q. PHILIP MORRIS WAS THE FUND'S LARGEST INDIVIDUAL POSITION AT THE END OF THE PERIOD. HOW MIGHT THE ONGOING TOBACCO LITIGATION AFFECT THIS STOCK?
A. I think a settlement to the litigation would benefit everyone involved. Cigarette prices likely would rise in the event of a settlement, as tobacco companies would use higher prices to fund their liabilities. From a public health perspective, a price increase would almost certainly reduce the number of smokers. So that's positive. From a shareholder perspective, Philip Morris' earnings may be affected by lower sales volumes, but any decline may be offset by the potential for the stock's price-to-earnings ratio to rise. This is because the current valuation of the stock is being penalized due to the ongoing litigation risks. As a final note, I'd add that any settlement will require an act of Congress to make it law. So while a resolution appears to make sense for all parties, an agreement may still get bogged down in the political arena.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past year or so, stocks in general have benefited from favorable investment conditions. Economic growth has remained strong, and we've seen no signs of inflation and, consequently, low interest rate levels. I don't know how long this backdrop can continue, but I'm optimistic about the outlook for growth stocks. High interest rates, even more so than weak earnings, have a negative influence on growth stocks. I think higher rates, as a result of an acceleration in the economy and higher inflation, are unlikely given the Federal Reserve Board's recent action to reign in the economy before it overheats.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and
securities convertible into
common stock of companies
with above-average growth
characteristics
START DATE: November 22, 1983
SIZE: as of May 31, 1997,
more than $4.9 billion
MANAGER: Jennifer Uhrig,
since January 1997; manager,
Fidelity Advisor Mid Cap
Fund, 1996 - January 1997;
joined Fidelity in 1987
(checkmark)
JENNIFER UHRIG BRINGS HER
INVESTMENT STYLE TO ADVISOR
EQUITY GROWTH:
"When a new manager takes
over a fund, as I did with this
fund in January, some things
inevitably change.
Shareholders may notice
changes to the fund's top
positions, for example. But I
want to emphasize that I'll
continue to run the fund as it's
always been run - as a
relatively aggressive growth
fund. That being said,
shareholders may notice slight
changes from time to time.
For example, the fund has
more of a large-cap, quality
growth flavor to it now than it
did five years ago. This is due
mostly to the increase in fund
assets during that time, which
has necessitated increasing
the fund's exposure to
large-caps for liquidity
purposes.
"But the essence of the fund
will remain the same - that of
searching for above-average
growth stories. In doing so,
the higher growth sectors of
the economy - namely,
technology, health care and
retail - will continue to
occupy substantial weightings
within the fund's portfolio."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                % OF FUND'S   % OF FUND'S
                                INVESTMENTS   INVESTMENTS
                                              IN THESE STOCKS
                                              6 MONTHS AGO

Philip Morris Companies, Inc.   4.5           0.9

Microsoft Corp.                 3.4           1.4

Merck & Co., Inc.               2.7           1.1

Boeing Co.                      2.3           0.4

Wal-Mart Stores, Inc.           2.1           1.1

Bristol-Myers Squibb Co.        2.1           0.8

PepsiCo, Inc.                   1.8           0.5

Johnson & Johnson               1.8           0.8

WorldCom, Inc.                  1.8           0.2

Disney (Walt) Co.               1.7           0.2

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE MARKET SECTORS
                                   6 MONTHS AGO

Technology           20.5          26.7

Health               16.5          10.4

Finance              9.1           8.8

Nondurables          8.5           3.3

Retail & Wholesale   8.5           9.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 4.4
Row: 1, Col: 2, Value: 95.59999999999999
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 90.0
Stocks 95.6%
Short-term
investments 4.4%
FOREIGN
INVESTMENTS 5.3%
Stocks 90.0%
Short-term
investments 10.0%
FOREIGN
INVESTMENTS 3.6%
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.8%
AEROSPACE & DEFENSE - 3.4%
Boeing Co.   1,056,540 $ 111,201
Gulfstream Aerospace Corp. (a)  392,300  11,523
Lockheed Martin Corp.   241,100  22,573
United Technologies Corp.   227,400  18,277
Wyman-Gordon Co. (a)  51,100  1,163
  164,737
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   464,900  22,199
TOTAL AEROSPACE & DEFENSE   186,936
BASIC INDUSTRIES - 4.2%
CHEMICALS & PLASTICS - 1.2%
Air Products & Chemicals, Inc.   122,200  9,501
Cytec Industries, Inc. (a)  347,400  13,592
Monsanto Co.   667,300  29,361
Praxair, Inc.   146,700  7,720
  60,174
IRON & STEEL - 0.7%
Inland Steel Industries, Inc.   428,200  10,544
Nucor Corp.   431,200  25,441
  35,985
PACKAGING & CONTAINERS - 0.9%
Corning, Inc.   370,700  18,674
Owens-Illinois, Inc. (a)  786,200  24,274
  42,948
PAPER & FOREST PRODUCTS - 1.4%
Bowater, Inc.   129,900  6,414
Georgia-Pacific Corp.   188,500  16,635
Kimberly-Clark Corp.   761,500  38,170
Stone Container Corp.   455,000  6,256
  67,475
TOTAL BASIC INDUSTRIES   206,582
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.6%
AUTOS, TIRES, & ACCESSORIES - 0.2%
AutoZone, Inc. (a)  367,400 $ 8,588
Circuit City Stores, Inc. - CarMax Group  241,800  3,506
  12,094
CONSUMER DURABLES - 0.4%
Minnesota Mining & Manufacturing Co.   195,200  17,910
TEXTILES & APPAREL - 1.0%
Liz Claiborne, Inc.   249,200  11,370
Reebok International Ltd.   308,200  12,636
Timberland Co. Class A (a)  384,500  22,541
  46,547
TOTAL DURABLES   76,551
ENERGY - 6.6%
ENERGY SERVICES - 4.0%
Dresser Industries, Inc.   382,100  13,087
Falcon Drilling, Inc. (a)  319,300  14,648
Halliburton Co.   694,500  53,737
Schlumberger Ltd.   706,800  84,197
Transocean Offshore, Inc.  102,900  7,100
Varco International, Inc. (a)  134,100  3,688
Western Atlas, Inc. (a)  282,700  19,153
  195,610
OIL & GAS - 2.6%
British Petroleum PLC ADR  148,379  21,496
Burlington Resources, Inc.   120,600  5,608
Chesapeake Energy Corp. (a)  921,300  13,013
EVI, Inc. (a)  118,200  4,447
Enron Oil & Gas Co.   61,500  1,315
Royal Dutch Petroleum Co. ADR  137,600  26,866
Tosco Corp.   610,600  19,921
Total SA:
Class B  239,600  21,946
 sponsored ADR  135,400  6,178
Union Pacific Resources Group, Inc.   94,000  2,714
Unocal Corp.   2,797  119
Vintage Petroleum, Inc.   154,600  5,257
  128,880
TOTAL ENERGY   324,490
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 9.1%
BANKS - 1.5%
Bank of New York Co., Inc.   674,200 $ 28,738
Citicorp  136,700  15,635
NationsBank Corp.   490,422  28,873
  73,246
CREDIT & OTHER FINANCE - 2.0%
American Express Co.   900,004  62,551
Associates First Capital Corp.   153,700  7,262
Beneficial Corp.   202,900  13,036
Household International, Inc.   172,382  16,937
  99,786
FEDERAL SPONSORED CREDIT - 2.8%
Federal Home Loan Mortgage Corporation  1,446,400  47,731
Federal National Mortgage Association  1,394,900  60,853
Student Loan Marketing Association  220,000  26,757
  135,341
INSURANCE - 2.8%
Allmerica Financial Corp.   241,400  8,781
Allstate Corp.   401,579  29,566
AMBAC, Inc.   297,300  22,297
American International Group, Inc.   235,000  31,813
MBIA, Inc.   78,200  8,397
UNUM Corp.   432,300  34,206
  135,060
TOTAL FINANCE   443,433
HEALTH - 16.5%
DRUGS & PHARMACEUTICALS - 8.6%
American Home Products Corp.   790,200  60,253
Barr Laboratories, Inc.   4,300  115
Bristol-Myers Squibb Co.   1,405,400  103,121
Elan Corp. PLC ADR (a)  347,200  14,148
Genentech, Inc. (a)  278,100  16,304
Merck & Co., Inc.   1,496,100  134,462
Novartis sponsored ADR  368,800  25,078
Schering-Plough Corp.   446,100  40,484
SmithKline Beecham PLC ADR  328,700  28,761
  422,726
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 4.5%
Abbott Laboratories  715,830 $ 45,097
Boston Scientific Corp. (a)  497,500  26,554
Cardinal Health, Inc.   212,250  12,364
Johnson & Johnson  1,474,500  88,286
Medtronic, Inc.   216,500  16,021
St. Jude Medical, Inc. (a)  530,800  17,981
Sofamor/Danek Group, Inc. (a)  251,100  11,551
  217,854
MEDICAL FACILITIES MANAGEMENT - 3.4%
Carematrix Corp. (a)  158,800  3,017
Columbia/HCA Healthcare Corp.   749,005  27,432
Health Management Associates, Inc. Class A (a)  521,100  15,242
HEALTHSOUTH Rehabilitation Corp. (a)  1,452,600  33,228
Oxford Health Plans, Inc. (a)  429,400  30,273
PacifiCare Health Systems, Inc. Class B (a)  226,800  17,974
Tenet Healthcare Corp. (a)  570,700  15,694
United HealthCare Corp.   390,400  22,058
  164,918
TOTAL HEALTH   805,498
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   192,700  18,716
INDUSTRIAL MACHINERY & EQUIPMENT - 3.3%
ELECTRICAL EQUIPMENT - 2.9%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  12,100  275
Alcatel Alsthom Compagnie Generale d'Electricite SA  458,900  49,755
Emerson Electric Co.   63,800  3,445
General Electric Co.   808,600  48,819
Harris Corp.   223,600  19,817
Westinghouse Electric Corp.   889,700  18,017
  140,128
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.4%
USA Waste Services, Inc. (a)  555,400 $ 20,133
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   160,261
MEDIA & LEISURE - 5.6%
BROADCASTING - 0.1%
Clear Channel Communications, Inc. (a)  133,300  7,048
ENTERTAINMENT - 1.7%
Disney (Walt) Co.   1,039,900  85,143
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   186,800  8,359
Nintendo Co. Ltd. Ord.   42,500  3,326
  11,685
LODGING & GAMING - 1.9%
Circus Circus Enterprises, Inc. (a)  499,900  12,997
HFS, Inc. (a)  737,400  39,728
Mirage Resorts, Inc. (a)  1,052,100  25,119
Sun International Hotels Ltd. Ord. (a)  348,100  13,184
  91,028
PUBLISHING - 0.8%
New York Times Co. (The) Class A  316,400  14,574
Times Mirror Co. Class A  398,400  22,360
  36,934
RESTAURANTS - 0.9%
Landry's Seafood Restaurants, Inc. (a)  242,000  4,477
McDonald's Corp.   366,500  18,417
Starbucks Corp. (a)  597,400  18,818
  41,712
TOTAL MEDIA & LEISURE   273,550
NONDURABLES - 8.5%
BEVERAGES - 2.1%
Anheuser-Busch Companies, Inc.   306,700  13,150
PepsiCo, Inc.   2,460,600  90,427
  103,577
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - 0.3%
Campbell Soup Co.   74,300 $ 3,418
Hershey Foods Corp.   218,800  12,280
  15,698
HOUSEHOLD PRODUCTS - 1.1%
Clorox Co.   81,400  10,277
Procter & Gamble Co.   322,400  44,451
  54,728
TOBACCO - 5.0%
Philip Morris Companies, Inc.   4,970,100  218,684
RJR Nabisco Holdings Corp.   718,900  23,274
  241,958
TOTAL NONDURABLES   415,961
PRECIOUS METALS - 0.2%
Barrick Gold Corp.   325,000  8,229
Getchell Gold Corp. (a)  60,200  2,400
Newmont Mining Corp.   41,600  1,628
  12,257
RETAIL & WHOLESALE - 8.5%
APPAREL STORES - 1.1%
Just for Feet, Inc. (a)  677,300  13,292
Ross Stores, Inc.   508,600  14,304
TJX Companies, Inc.   401,300  19,263
Talbots, Inc.   197,900  5,195
  52,054
DRUG STORES - 1.0%
CVS Corp.   657,877  31,496
Rite Aid Corp.   381,800  17,754
  49,250
GENERAL MERCHANDISE STORES - 2.9%
Consolidated Stores Corp. (a)  393,100  15,036
Costco Companies, Inc. (a)  652,600  22,025
Wal-Mart Stores, Inc.   3,495,600  103,994
  141,055
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.1%
Safeway, Inc. (a)  156,100 $ 7,025
RETAIL & WHOLESALE, MISCELLANEOUS - 3.4%
Bed Bath & Beyond, Inc. (a)  327,500  9,293
Corporate Express, Inc. (a)  962,725  13,237
Home Depot, Inc. (The)  835,100  52,611
Lowe's Companies, Inc.   910,300  35,843
Officemax, Inc. (a)  387,775  5,380
Staples, Inc. (a)  369,087  8,120
Toys "R" Us, Inc. (a)  890,889  27,729
U.S. Office Products Co. (a)  137,400  3,402
Viking Office Products, Inc. (a)  523,400  9,879
  165,494
TOTAL RETAIL & WHOLESALE   414,878
SERVICES - 1.6%
ADVERTISING - 0.1%
Omnicom Group, Inc.   63,600  3,689
EDUCATIONAL SERVICES - 0.1%
Apollo Group, Inc. Class A (a)  189,500  6,704
LEASING & RENTAL - 0.2%
Hertz Corp. Class A  246,800  8,453
Hollywood Entertainment Corp. (a)  135,800  2,733
  11,186
SERVICES - 1.2%
ADT Ltd. (a)  539,900  15,725
AccuStaff, Inc. (a)  776,000  18,624
Gartner Group, Inc. Class A (a)  638,700  18,602
Sitel Corp. (a)  279,000  4,604
  57,555
TOTAL SERVICES   79,134
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 20.5%
COMMUNICATIONS EQUIPMENT - 3.3%
ADC Telecommunications, Inc. (a)  620,500 $ 21,252
Ascend Communications, Inc. (a)  215,000  11,986
Aspect Telecommunications Corp. (a)  644,100  14,492
Cisco Systems, Inc. (a)  262,500  17,784
Lucent Technologies, Inc.   620,600  39,487
Nokia Corp. AB sponsored ADR  348,100  22,974
Tellabs, Inc. (a)  450,900  22,658
3Com Corp. (a)  266,800  12,940
  163,573
COMPUTER SERVICES & SOFTWARE - 9.0%
Broderbund Software, Inc. (a)  564,400  14,181
CUC International, Inc. (a)  1,148,275  26,410
Cadence Design Systems, Inc. (a)  488,450  16,241
CompUSA, Inc. (a)  1,626,000  37,804
Electronics for Imaging, Inc. (a)  271,800  10,838
Equifax, Inc.   322,500  10,078
Henry (Jack) & Associates, Inc.   66,000  1,477
Keane, Inc. (a)  310,800  17,521
McAfee Associates, Inc. (a)  435,000  28,628
Microsoft Corp. (a)  1,340,300  166,198
Oracle Systems Corp. (a)  829,825  38,691
Parametric Technology Corp. (a)  355,200  15,940
PeopleSoft, Inc. (a)  622,600  32,220
Policy Management Systems Corp. (a)  43,500  2,066
Sabre Group Holdings, Inc. Class A (a)  284,500  7,930
SunGard Data Systems, Inc. (a)  192,100  8,164
Yahoo, Inc. (a)  157,800  5,089
  439,476
COMPUTERS & OFFICE EQUIPMENT - 3.3%
Adaptec, Inc. (a)  831,300  30,550
Compaq Computer Corp. (a)  508,500  55,045
Fore Systems, Inc. (a)  1,139,500  18,873
Ingram Micro, Inc. Class A (a)  126,600  3,023
International Business Machines Corp.   74,800  6,470
Pitney Bowes, Inc.   284,100  19,958
Quantum Corp. (a)  216,200  8,405
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
SCI Systems, Inc. (a)  76,100 $ 4,946
Tech Data Corp. (a)  437,900  12,973
  160,243
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc.   96,600  6,303
Novellus Systems, Inc. (a)  25,700  2,104
Waters Corp. (a)  163,600  5,276
  13,683
ELECTRONICS - 4.6%
Altera Corp. (a)  297,500  15,768
Intel Corp.   277,400  42,026
Linear Technology Corp.   291,600  14,616
Maxim Integrated Products, Inc. (a)  213,600  11,481
Micron Technology, Inc.   604,200  25,679
Motorola, Inc.   41,500  2,755
Sanmina Corp. (a)  382,400  22,155
Solectron Corp. (a)  106,500  6,656
Texas Instruments, Inc.   590,800  53,099
Uniphase Corp. (a)  257,400  13,513
Xilinx, Inc. (a)  326,400  17,503
  225,251
TOTAL TECHNOLOGY   1,002,226
TRANSPORTATION - 0.5%
RAILROADS - 0.5%
Wisconsin Central Transportation Corp. (a)  656,900  23,731
TRUCKING & FREIGHT - 0.0%
Hunt (J.B.) Transport Services, Inc.   50,400  768
TOTAL TRANSPORTATION   24,499
UTILITIES - 4.7%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)  1,340,035  37,353
Vanguard Cellular Systems, Inc. Class A (a)  424,500  5,572
  42,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 3.8%
Cincinnati Bell, Inc.   251,700 $ 15,480
LCI International, Inc. (a)  459,100  11,133
MCI Communications Corp.   638,700  24,510
SBC Communications, Inc.   271,600  15,888
Sprint Corp.   691,700  33,807
WorldCom, Inc. (a)  2,938,580  87,055
  187,873
TOTAL UTILITIES   230,798
TOTAL COMMON STOCKS
(Cost $3,723,388)   4,675,770
CASH EQUIVALENTS - 4.4%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/30/97 due 6/2/97  $ 215,815  215,749

TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,939,137)  $ 4,891,519
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $3,941,707,000. Net unrealized appreciation aggregated $949,812,000, of which $1,030,198,000 related to appreciated investment securities and $80,386,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                              $ 4,891,519
agreements of $215,749) (cost $3,939,137) -
See accompanying schedule

Cash                                                                                   1

Receivable for investments sold                                                        125,479

Receivable for fund shares sold                                                        7,655

Dividends receivable                                                                   3,480

Other receivables                                                                      171

Prepaid expenses                                                                       15

 TOTAL ASSETS                                                                          5,028,320

LIABILITIES

Payable for investments purchased                                          $ 66,881

Payable for fund shares redeemed                                            9,474

Accrued management fee                                                      2,408

Distribution fees payable                                                   1,562

Other payables and accrued expenses                                         785

 TOTAL LIABILITIES                                                                     81,110

NET ASSETS                                                                            $ 4,947,210

Net Assets consist of:

Paid in capital                                                                       $ 3,602,580

Distributions in excess of net investment income                                       (247)

Accumulated undistributed net realized gain (loss) on                                  392,494
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                          952,383
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                            $ 4,947,210


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                             $45.95
CLASS A:
NET ASSET VALUE and redemption price per share
 ($13,170 (divided by) 286.6 shares)

Maximum offering price per share (100/94.75 of $45.95)                            $48.50

CLASS T:                                                                          $46.21
NET ASSET VALUE and redemption price per share
 ($3,801,250 (divided by) 82,256 shares)

Maximum offering price per share (100/96.50 of $46.21)                            $47.89

CLASS B:                                                                          $45.84
NET ASSET VALUE and offering price per share
 ($26,147 (divided by) 570.4 shares) A

INSTITUTIONAL CLASS:                                                              $46.87
NET ASSET VALUE, offering price and redemption price
 per share ($1,106,643 (divided by) 23,610 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 21,710
Dividends

Interest                                                                        6,386

 TOTAL INCOME                                                                   28,096

EXPENSES

Management fee                                                    $ 14,349

Transfer agent fees                                                4,186

Distribution fees                                                  8,994

Accounting fees and expenses                                       405

Non-interested trustees' compensation                              20

Custodian fees and expenses                                        63

Registration fees                                                  134

Audit                                                              33

Legal                                                              20

Miscellaneous                                                      118

 Total expenses before reductions                                  28,322

 Expense reductions                                                (653)        27,669

NET INVESTMENT INCOME                                                           427

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             404,520

 Foreign currency transactions                                     (1)          404,519

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             (105,317)

 Assets and liabilities in foreign currencies                      2            (105,315)

NET GAIN (LOSS)                                                                 299,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 299,631
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS     YEAR ENDED
                                                          ENDED          NOVEMBER 30,
                                                          MAY 31, 1997   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 427          $ 26,314
Net investment income

 Net realized gain (loss)                                  404,519        155,834

 Change in net unrealized appreciation (depreciation)      (105,315)      529,932

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           299,631        712,080
FROM OPERATIONS

Distributions to shareholders                              (24,273)       (5,736)
From net investment income

 From net realized gain                                    (133,428)      (154,511)

 TOTAL DISTRIBUTIONS                                       (157,701)      (160,247)

Share transactions - net increase (decrease)               (59,642)       1,470,586

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  82,288         2,022,419

NET ASSETS

 Beginning of period                                       4,864,922      2,842,503

 End of period (including under (over) distribution of    $ 4,947,210    $ 4,864,922
net investment income of $(247) and $26,034,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS     YEAR ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997   1996 F
      (UNAUDITED)


SELECTED PER-SHARE DATA

Net asset value, beginning of period                           $ 44.80       $ 39.47

Income from Investment Operations

 Net investment income (loss) E                                 (.01)         .04

 Net realized and unrealized gain (loss)                        2.75          5.29

 Total from investment operations                               2.74          5.33

Less Distributions

 From net investment income                                     (.36)         -

 From net realized gain                                         (1.23)        -

 Total distributions                                            (1.59)        -

Net asset value, end of period                                 $ 45.95       $ 44.80

TOTAL RETURN B, C                                               6.43%         13.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                        $ 13          $ 4

Ratio of expenses to average net assets                         1.52% A, G    1.52% A, D
                                                                             , G

Ratio of expenses to average net assets after expense           1.49% A, H    1.50% A, H
reductions

Ratio of net investment income (loss) to average net assets     (.32)% A      .38% A

Portfolio turnover                                              139% A        76%

Average commission rate I                                      $ .0425       $ .0414


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 F   1993   1992 E


SELECTED PER-SHARE DATA

Net asset value,               $ 44.81     $ 39.83     $ 28.52   $ 29.50   $ 26.33    $ 23.78
beginning of period

Income from Investment
Operations

 Net investment                 (.01) D     .22 D       .06       .08       (.07) D    .01
 income (loss)

 Net realized and               2.81        6.90        11.54     .39       3.82       2.54
 unrealized gain
(loss)

 Total from investment          2.80        7.12        11.60     .47       3.75       2.55
 operations

Less Distributions              (.17)       (.03) G     (.08)     -         (.08)      -
From net investment
 income

 From net realized gain         (1.23)      (2.11) G    (.16)     (1.45)    (.50)      -

 In excess of net               -           -           (.05)     -         -          -
 realized gain

 Total distributions            (1.40)      (2.14)      (.29)     (1.45)    (.58)      -

Net asset value, end           $ 46.21     $ 44.81     $ 39.83   $ 28.52   $ 29.50    $ 26.33
of period

TOTAL RETURN B, C               6.53%       19.00%      41.11%    1.58%     14.52%     10.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 3,801     $ 3,537     $ 2,051   $ 874     $ 378      $ 23
(in millions)

Ratio of expenses to            1.33% A     1.36%       1.55%     1.71%     1.85%      1.47%
average net assets                                                                    A

Ratio of expenses to            1.30% A,    1.34%       1.54%     1.70%     1.84%      1.47%
average net assets              H          H           H         H         H          A
after expense
reductions

Ratio of net investment         (.12)%      .54%        .21%      .15%      (.24)%     .25%
income (loss) to               A                                                      A
average net assets

Portfolio turnover              139% A      76%         97%       137%      160%       240%

Average commission             $ .0425     $ .0414
rate I


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS
      ENDED
      MAY 31, 1997 E

      (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 41.81

Income from Investment Operations

 Net investment income (loss) D                                      (.02)

 Net realized and unrealized gain (loss)                             4.08

 Total from investment operations                                    4.06

Less Distributions

 From net realized gain                                              (.03)

Net asset value, end of period                                      $ 45.84

TOTAL RETURN B, C                                                    9.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                             $ 26

Ratio of expenses to average net assets                              2.17% A

Ratio of expenses to average net assets after expense reductions     2.13% A,
                                                                     F

Ratio of net investment income (loss) to average net assets          (.99)%
                                                                    A

Portfolio turnover                                                   139% A

Average commission rate G                                           $ .0425

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS     YEARS ENDED NOVEMBER 30,
      ENDED
      MAY 31, 1997

      (UNAUDITED)    1996                       1995   1994 E   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 45.52    $ 40.39     $ 28.90   $ 29.74   $ 26.37   $ 24.28
beginning of period

Income from Investment
Operations

 Net investment income          .03 D      .45 D       .28       .30       .19 D     .17

 Net realized and               2.92       7.00        11.69     .42       3.78      4.55
 unrealized gain
(loss)

 Total from investment          2.95       7.45        11.97     .72       3.97      4.72
 operations

Less Distributions              (.37)      (.21) F     (.27)     (.11)     (.10)     (.03)
From net investment
 income

 From net realized gain         (1.23)     (2.11) F    (.16)     (1.45)    (.50)     (2.60)

 In excess of net               -          -           (.05)     -         -         -
 realized gains

 Total distributions            (1.60)     (2.32)      (.48)     (1.56)    (.60)     (2.63)

Net asset value, end           $ 46.87    $ 45.52     $ 40.39   $ 28.90   $ 29.74   $ 26.37
of period

TOTAL RETURN B, C               6.81%      19.68%      42.15%    2.46%     15.36%    21.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,107    $ 1,324     $ 791     $ 410     $ 296     $ 179
(in millions)

Ratio of expenses to            .78% A     .79%        .83%      .86%      .95%      .98%
average net assets

Ratio of expenses to            .75% A,    .77% G      .83%      .84%      .94%      .98%
average net assets              G                               G         G
after expense
reductions

Ratio of net investment         .44% A     1.11%       .92%      1.00%     .66%      .73%
income to average
net assets

Portfolio turnover              139% A     76%         97%       137%      160%      240%

Average commission             $ .0425    $ .0414
rate H


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class B of shares on December 31, 1996. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and Class B, and shares of Class A and Class B for distribution under federal and state securities law. These expenses are borne by Class A and Class B and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,126,639,000 and $3,142,861,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .61% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares(collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 10,000      $ 10,000

CLASS T
           8,934,000     8,934,000

CLASS B
           50,000        13,000

           $ 8,994,000   $ 8,957,000

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO       DEALERS'
           FDC           PORTION

CLASS A    $ 245,000     $ 188,000

CLASS T
           1,577,000     1,141,000

CLASS B     16,000
                         0*

           $ 1,838,000   $ 1,329,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT        % OF
                        AGENT                    AVERAGE
                                                 NET ASSETS

CLASS A                 FIIOC *    $ 13,000      .31% ***

CLASS T **              FIIOC *                  .19% ***
                                   3,324,000

CLASS B                 FIIOC *                  .27% ***
                                   14,000

INSTITUTIONAL CLASS     FIIOC *                  .14% ***
                                   835,000

                                   $ 4,186,000

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC),AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD
DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH
FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $992,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $4,000.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $605,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were
5. EXPENSE REDUCTIONS - CONTINUED
reduced by $5,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

CLASS T                $ 16,000

INSTITUTIONAL CLASS     23,000

                       $ 39,000

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS      YEAR ENDED
                              ENDED           NOVEMBER 30,
                              MAY 31,         1996 A
                              1997 B

CLASS A

From net investment income    $ 44,000        $ -

From net realized gain
                              155,000         -

Total                         $ 199,000       $ -


CLASS T

From net investment income    $ 13,447,000    $ 2,317,000

From net realized gain
                              97,418,000      112,907,000

Total                         $ 110,865,000   $ 115,224,000


CLASS B

From net realized gain        $ 242           $ -

INSTITUTIONAL CLASS

From net investment income    $ 10,782,000    $ 3,419,000

From net realized gain
                              35,855,000      41,604,000

Total                         $ 46,637,000    $ 45,023,000


                              $ 157,701,242   $ 160,247,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996
(COMMENCEMENT OF SALE OF SHARES) TO MAY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                         DOLLARS

AMOUNTS IN THOUSANDS             SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                 ENDED MAY 31,   NOVEMBER 30,   ENDED MAY 31,   NOVEMBER 30,

                                 1997 B          1996 A         1997 B          1996 A



CLASS A                                                         $ 9,403         $ 4,269
Shares sold                      217             100

Reinvestment of distributions
                                 5               -              193             -

Shares redeemed                   (34)            (1)            (1,456)         (67)

Net increase (decrease)           188             99            $ 8,140         $ 4,202

CLASS T                                                         $ 661,979       $ 1,801,024
Shares sold                      15,228          45,074

Reinvestment of distributions
                                 2,444           2,864          103,687         106,705

Shares redeemed                   (14,342)        (20,513)       (619,488)       (824,097)

Net increase (decrease)           3,330           27,425        $ 146,178       $ 1,083,632

CLASS B                                                         $ 26,530        $ -
Shares sold                      612             -

Shares redeemed                   (42)            -              (1,800)         -

Net increase (decrease)           570             -             $ 24,730        $ -

INSTITUTIONAL CLASS                                             $ 224,901       $ 763,651
Shares sold                      5,093           18,894

Reinvestment of distributions
                                 748             847            32,099          31,892

Shares redeemed                   (11,309)        (10,250)       (495,690)       (412,791)

Net increase (decrease)           (5,468)         9,491         $ (238,690)     $ 382,752


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MAY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 17,000

CLASS T
                       77,000

CLASS B
                       13,000

INSTITUTIONAL CLASS
                       27,000

                       $ 134,000






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

TECHNOQUANT(trademark) GROWTH
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT SUMMARY     10    A summary of the fund's
                             investments.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   17    Statements of assets and
                             liabilities, operations, and changes
                             in net assets, as well as financial
                             highlights.

NOTES                  25    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR TECHNOQUANT GROWTH FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
 CUMULATIVE TOTAL RETURNS
PERIOD ENDED MAY 31, 1997       LIFE OF
                                FUND

Advisor TechnoQuant Growth -    0.00%
 Class A

Advisor TechnoQuant Growth -    -5.25
 Class A (incl. max. 5.25%      %
 sales charge)

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR TECHNOQUANT GROWTH FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
 CUMULATIVE TOTAL RETURNS
PERIOD ENDED MAY 31, 1997       LIFE OF
                                FUND

Advisor TechnoQuant Growth -    -0.10
 Class T                        %

Advisor TechnoQuant Growth -    -3.60
 Class T (incl. max. 3.50%      %
 sales charge)

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR TECHNOQUANT GROWTH FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
 CUMULATIVE TOTAL RETURNS
PERIOD ENDED MAY 31, 1997              LIFE OF
                                       FUND

Advisor TechnoQuant Growth -           -0.40
 Class B                               %

Advisor TechnoQuant Growth -           -5.38
 Class B (incl. contingent deferred    %

 sales charge)

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Tim Krochuk, Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund
Q. HOW DID THE FUND PERFORM, TIM?
A. Since its inception on December 31, 1996, through May 31, 1997, the fund's Class A, Class T and Class B shares had returns of 0.00%, -0.10% and -0.40%, respectively, while the Standard & Poor's 500 Index was up 13.43%. For the most similar period available - from January 1, 1997, through May 31, 1997 - the capital appreciation funds average was up 5.87%, according to Lipper Analytical Services.
Q. WHAT IS THE FUND'S INVESTMENT STRATEGY?
A. The premise behind this fund is that we can study the supply and demand patterns for stocks and sectors by looking at price and volume movements. Price and volume data is also called technical data. The fund's strategy is to identify combinations of price and volume data - unique to individual stocks and sectors - that historically have had good predictive ability. I look for stocks where a number of these individual indicators are bullish. Although technical data is the driving force behind my investment decisions, I do not ignore fundamental data altogether. I'd say that 90% of the information I use to make investment decisions is technical data based on price and volume, while the other 10% is traditional fundamental data, such as earnings forecasts.
Q. HOW DID THE STRATEGY WORK DURING THE PERIOD?
A. What's been unusual over the past five months is that a very few names have been responsible for a majority of the S&P 500's gains. If you haven't focused on these few stocks, you've had a very difficult time beating the market. When this happens, we say that there has been "bad market breadth." Since January of last year, index funds - particularly those that try to mirror such large-cap-oriented indexes as the S&P 500 - have been attracting a big portion of investors' dollars. In doing so, I believe they're artificially inflating the value of many large-cap stocks. In fact, I believe some of these stocks have been going up solely because they're in the S&P. This is just one of the reasons why the TechnoQuant models have been uncomfortable over-emphasizing those names for the fund. This "bad breadth" market caused the fund's strategy to be less successful than I hope it will be in the long run.
Q. IS ADVISOR TECHNOQUANT GROWTH FUND A TREND-FOLLOWING FUND?
A. No. TechnoQuant analyzes RELATIONSHIPS, not trends. There is a big difference. Just because a stock is trending up is not reason enough to buy it. How are the other stocks in that same industry acting? How are the stocks in a negatively correlated industry acting? How is the market behaving? These are the kinds of relationships that TechnoQuant studies - not just simple price movements. If all the relationships look good, then the stock might be a "buy." But as I said before, a single price trend does not make me own a stock.
Q. WHICH HOLDINGS OR SECTORS HAD AN INFLUENCE ON PERFORMANCE?
A. On the upside, it was principally technology and finance that helped the fund. Applied Materials, Western Digital and Data General were among our performance leaders on the technology side; Conseco was a leading contributor from the financial sector. The sector that hurt the fund the most was energy, and most of the fund's underperformance compared to the S&P came from this sector's collapse during February when oil and gas prices fell significantly. Holdings such as Marine Drilling, Comstock Resources, Newfield and UTI Energy all fell during that time, and the fund no longer held these stocks at the end of the period.
Q. WHAT'S YOUR OUTLOOK FOR THE FUTURE, TIM?
A. I think it's going to be a difficult market in which to make money, with the potential for a significant correction before the year is out. I have the fund positioned defensively, but be prepared for some volatility going forward. Investors should be aware that short-term volatility is natural to the equity markets and therefore are encouraged to take a long-term approach to investing. Let me provide an example based on my research. If you had invested in the S&P 500 from January 1978 through March 1997, your return would have been 867% over those 230 months. By missing the 10 best-performing months during that period, your return would have been reduced to 328%. But few, if any, investors would be so unlucky as to miss the 10 best months over a 19-year period. With that in mind, I set out to analyze the performance of a number of portfolios each of which would pull out of the market for 10 randomly selected months between January 1978 and March 1997. Each portfolio was out of the market for a different set of 10 months during this period, so each would miss different up months and different down months. The results? The portfolio that simply bought and held its investments - meaning, it stayed in the market across all 230 months - outperformed 90% of the other portfolios. The average return of the portfolios that were out of the market for the 10 randomly selected months was 783%, compared to the 867% for staying invested in the market over the nearly 20-year period. And since the market tends to have more up months than down months, you're more likely to miss the former than the latter. The lesson? Volatility can be painful in the short-term, but staying in the market is beneficial in the long-term.

FUND FACTS
GOAL: seeks growth of
capital by investing mainly
in common stocks
START DATE: December 31,
1996
SIZE: as of May 31, 1997,
more than $22 million
MANAGER: Tim Krochuk,
since inception; joined
Fidelity in 1992
(checkmark)
TIM KROCHUK ON TECHNOQUANT
INVESTING:
"The name TechnoQuant
comes from two things: the
kind of data I look at and the
way I look at it. `Tech' stands
for technical data - which is
price and volume data. I like
to describe this data as the
`molecules of the market'
because price and volume are
the smallest pieces that you
can break any market into.
That's what I'm looking at -
what actually occurs on the
molecular level of the equity
market every day. I like this
data because it is clean data
and there is an abundance of
it; I get thousands of new data
points every day. Technical
data reveals perceptions in
the market based on
transactions that occur
throughout the day.
"The `quant' in TechnoQuant
describes HOW I look at this
data. Instead of looking at
technical charts with the
naked eye, I use powerful
computer systems to analyze
thousands of relationships in
the technical data. I am really
trying to identify the
relationships you can't see on
a piece of paper. Quantitative
investing is a logical
extension of what's
happening in every industry
today - people using the
power of the computer to
improve a process and do
things we couldn't do before."
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT SUMMARY


TOP TEN STOCKS AS OF MAY 31, 1997
                                             % OF FUND'S
                                             INVESTMENTS

PepsiCo, Inc.                                2.8

Home Depot, Inc. (The)                       2.8

Anchor Gaming                                2.6

General Electric Co.                         2.4

O'Sullivan Industries Holdings, Inc.         2.3

Midwest Express Holdings, Inc.               2.2

Halter Marine Group, Inc.                    2.0

Bowater, Inc.                                2.0

Applied Materials, Inc.                      1.9

WorldCom, Inc.                               1.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                           % OF FUND'S
                           INVESTMENTS

Energy                     15.3

Retail & Wholesale         13.0

Finance                    11.9

Nondurables                10.4

Technology                 9.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 *
Row: 1, Col: 1, Value: 4.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 46.5
Row: 1, Col: 4, Value: 48.0
Stocks 95.2%
Short-term investments 4.8%
FOREIGN INVESTMENTS 4.5%
*
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.5%
AEROSPACE & DEFENSE - 0.5%
Boeing Co.   1,000 $ 105,274
SHIP BUILDING & REPAIR - 2.0%
Halter Marine Group, Inc. (a)  19,100  448,850
TOTAL AEROSPACE & DEFENSE   554,124
BASIC INDUSTRIES - 4.0%
CHEMICALS & PLASTICS - 2.0%
Foamex International, Inc. (a)  15,500  234,438
Sealed Air Corp. (a)  4,900  224,788
  459,226
PAPER & FOREST PRODUCTS - 2.0%
Bowater, Inc.   8,900  439,438
TOTAL BASIC INDUSTRIES   898,664
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Kaynar Technologies, Inc.   1,000  18,250
DURABLES - 3.5%
HOME FURNISHINGS - 3.5%
Miller (Herman), Inc.   7,500  268,125
O'Sullivan Industries Holdings, Inc. (a)  33,300  520,313
TOTAL DURABLES   788,438
ENERGY - 15.3%
ENERGY SERVICES - 9.7%
BJ Services Co. (a)  5,900  325,975
Baker Hughes, Inc.   6,300  236,250
Diamond Offshore Drilling, Inc. (a)  3,300  234,713
Falcon Drilling, Inc. (a)   5,600  256,900
Global Marine, Inc. (a)  13,300  299,250
Halliburton Co.   4,200  324,975
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Rowan Companies, Inc. (a)   11,100 $ 256,688
Schlumberger Ltd.   2,000  238,250
  2,173,001
OIL & GAS - 5.6%
Coastal Corp. (The)  4,700  235,588
EVI, Inc. (a)  8,800  331,100
Mesa, Inc. (a)  60,200  331,100
Royal Dutch Petroleum Co. ADR  1,900  370,975
  1,268,763
TOTAL ENERGY   3,441,764
FINANCE - 11.9%
BANKS - 2.3%
North Fork Bancorp, Inc.   13,400  281,400
Peoples Heritage Financial Group, Inc.   6,900  228,563
Summit Holdings Southeast, Inc.   1,000  15,000
  524,963
CLOSED END INVESTMENT COMPANY - 1.9%
Alliance Global Environment Fund  6,600  99,825
New Age Media Fund, Inc.   22,000  321,750
  421,575
CREDIT & OTHER FINANCE - 1.9%
Fleet Financial Group, Inc.   2,300  140,588
Money Store, Inc.   11,400  292,125
  432,713
INSURANCE - 2.9%
American International Group, Inc.   2,600  351,975
Conseco, Inc.   6,900  276,000
Hartford Life, Inc. Class A  1,000  33,500
  661,475
SAVINGS & LOANS - 2.9%
Dime Bancorp., Inc.   19,000  323,000
Sovereign Bancorp., Inc.   24,620  323,138
  646,138
TOTAL FINANCE   2,686,864
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 6.3%
DRUGS & PHARMACEUTICALS - 2.7%
Bristol-Myers Squibb Co.   5,000 $ 366,875
Warner-Lambert Co.   2,300  231,725
  598,600
MEDICAL FACILITIES MANAGEMENT - 3.6%
Humana, Inc. (a)  10,600  239,825
Oxford Health Plans, Inc. (a)  3,700  260,850
Tenet Healthcare Corp. (a)  11,200  308,000
  808,675
TOTAL HEALTH   1,407,275
INDUSTRIAL MACHINERY & EQUIPMENT - 2.4%
ELECTRICAL EQUIPMENT - 2.4%
General Electric Co.   8,800  531,300
MEDIA & LEISURE - 5.9%
ENTERTAINMENT - 1.3%
MGM Grand, Inc. (a)  7,600  287,850
LODGING & GAMING - 3.1%
Anchor Gaming (a)  13,900  590,750
Colonial Downs Holdings, Inc. Class A  14,700  110,250
  701,000
RESTAURANTS - 1.5%
Starbucks Corp. (a)   10,800  340,200
TOTAL MEDIA & LEISURE   1,329,050
NONDURABLES - 10.4%
BEVERAGES - 7.1%
Anheuser-Busch Companies, Inc.   5,300  227,238
Coca-Cola Co. (The)  5,300  361,725
Coors (Adolph) Co. Class B  15,300  372,938
PepsiCo, Inc.   17,300  635,775
  1,597,676
FOODS - 3.3%
Campbell Soup Co.   2,800  128,800
Fletchers Fine Foods Ltd.   11,800  113,861
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - CONTINUED
Sara Lee Corp.   3,300 $ 134,888
Tootsie Roll Industries, Inc.   7,700  371,525
  749,074
TOTAL NONDURABLES   2,346,750
RETAIL & WHOLESALE - 13.0%
APPAREL STORES - 1.9%
Baker (J.), Inc.   26,300  216,975
Ross Stores, Inc.   7,400  208,125
  425,100
GENERAL MERCHANDISE STORES - 7.3%
Costco Companies, Inc. (a)  5,400  182,250
Dayton Hudson Corp.   4,000  192,500
Family Dollar Stores, Inc.   6,100  157,075
Federated Department Stores, Inc. (a)  9,200  340,400
MacFrugals Bargains Closeouts , Inc. (a)  4,600  136,850
Sears, Roebuck & Co.   2,800  137,550
Wal-Mart Stores, Inc.   7,900  235,025
Woolworth Corp. (a)  11,000  265,375
  1,647,025
RETAIL & WHOLESALE, MISCELLANEOUS - 3.8%
Home Depot, Inc. (The)  10,000  630,000
Tandy Corp.   4,300  232,200
  862,200
TOTAL RETAIL & WHOLESALE   2,934,325
SERVICES - 2.0%
LEASING & RENTAL - 1.3%
Budget Group, Inc. Class A (a)  9,600  267,600
Hertz Corp. Class A  1,000  34,250
  301,850
PRINTING - 0.6%
ASM Lithography Holding NV  2,500  130,625
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - 0.1%
Healthcare Recoveries, Inc.   2,000 $ 30,500
TOTAL SERVICES   462,975
TECHNOLOGY - 9.4%
COMMUNICATIONS EQUIPMENT - 1.8%
Newbridge Networks Corp. (a)  10,100  405,263
COMPUTER SERVICES & SOFTWARE - 3.2%
Credit Management Solutions, Inc.   17,100  179,550
Electronics for Imaging, Inc. (a)  6,000  239,250
LHS Group, Inc.   1,000  33,250
Microsoft Corp.   2,100  260,400
  712,450
COMPUTERS & OFFICE EQUIPMENT - 1.9%
Data General Corp. (a)  12,300  262,913
Dell Computer Corp. (a)  1,300  146,250
Micron Electronics, Inc. (a)  600  9,113
  418,276
ELECTRONIC INSTRUMENTS - 1.9%
Applied Materials, Inc. (a)   6,700  437,175
ELECTRONICS - 0.6%
Innovex, Inc.   4,400  123,200
Rambus, Inc.   300  9,450
  132,650
TOTAL TECHNOLOGY   2,105,814
TRANSPORTATION - 3.9%
AIR TRANSPORTATION - 3.9%
AMR Corp. (a)  3,800  377,625
Midwest Express Holdings, Inc. (a)   15,450  490,538
Ryanair Holdings PLC sponsored ADR  100  2,475
  870,638
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 4.6%
ELECTRIC UTILITY - 1.5%
DPL, Inc.   14,200 $ 339,025
GAS - 1.2%
El Paso Natural Gas Co.   4,600  272,550
TELEPHONE SERVICES - 1.9%
WorldCom, Inc. (a)  14,700  435,488
TOTAL UTILITIES   1,047,063
TOTAL COMMON STOCKS
(Cost $19,648,298)   21,423,294
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 0.2%
 PRINCIPAL
 AMOUNT
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, yield at date of purchase
5.17% to 5.18%, 6/26/97 (Cost $39,856) $ 40,000  39,856
CASH EQUIVALENTS - 4.6%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $1,043,083)  1,043,083  1,043,083
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $20,731,237)   $ 22,506,233
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $20,731,237. Net unrealized appreciation aggregated $1,774,996, of which $2,093,339 related to appreciated investment securities and $318,343 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $20,731,237) -                $ 22,506,233
See accompanying schedule

Receivable for investments sold                                         279,082

Receivable for fund shares sold                                         106,111

Dividends receivable                                                    21,298

Interest receivable                                                     4,948

Prepaid expenses                                                        42,528

 TOTAL ASSETS                                                           22,960,200

LIABILITIES

Payable for investments purchased                          $ 814,096

Payable for fund shares redeemed                            45,964

Accrued management fee                                      3,841

Distribution fees payable                                   9,268

Other payables and accrued expenses                         30,462

 TOTAL LIABILITIES                                                      903,631

NET ASSETS                                                             $ 22,056,569

Net Assets consist of:

Paid in capital                                                        $ 21,962,850

Accumulated net investment (loss)                                       (43,696)

Accumulated undistributed net realized gain (loss)                      (1,637,581)
on investments

Net unrealized appreciation (depreciation) on                           1,774,996
investments

NET ASSETS                                                             $ 22,056,569


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.00
CLASS A:
NET ASSET VALUE and redemption price per share
 ($3,957,049 (divided by) 395,781 shares)

Maximum offering price per share (100/94.75 of $10.00)           $10.55

CLASS T:                                                         $9.99
NET ASSET VALUE and redemption price per share
 ($11,903,775 (divided by) 1,191,837 shares)

Maximum offering price per share (100/96.50 of $9.99)            $10.35

CLASS B:                                                         $9.96
NET ASSET VALUE and offering price per share
 ($4,973,015 (divided by) 499,124 shares) A

INSTITUTIONAL CLASS:                                             $10.00
NET ASSET VALUE, offering price and redemption price per share ($1,222,730 (divided by) 122,283 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                            $ 53,388
Dividends

Interest                                                                                      31,097

 TOTAL INCOME                                                                                 84,485

EXPENSES

Management fee                                                                $ 38,523

Transfer agent fees                                                            18,683

Distribution fees                                                              33,745

Accounting fees and expenses                                                   25,000

Non-interested trustees' compensation                                          15

Custodian fees and expenses                                                    10,262

Registration fees                                                              54,996

Audit                                                                          11,391

Miscellaneous                                                                  593

 Total expenses before reductions                                              193,208

 Expense reductions                                                            (65,027)       128,181

NET INVESTMENT INCOME (LOSS)                                                                  (43,696)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                         (1,622,242)

 Futures contracts                                                             (15,339)       (1,637,581)

Change in net unrealized appreciation (depreciation) on                                       1,774,996
investment securities

NET GAIN (LOSS)                                                                               137,415

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                              $ 93,719
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      DECEMBER 31, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      MAY 31,1997
      (UNAUDITED)


INCREASE (DECREASE) IN NET ASSETS

Operations                                                               $ (43,696)
Net investment income (loss)

 Net realized gain (loss)                                                 (1,637,581)

 Change in net unrealized appreciation (depreciation)                     1,774,996

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          93,719

Share transactions - net increase (decrease)                              21,962,850

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                 22,056,569

NET ASSETS

 Beginning of period                                                      -

 End of period (including accumulated net investment loss of $43,696)    $ 22,056,569


FINANCIAL HIGHLIGHTS - CLASS A
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.02)

 Net realized and unrealized gain (loss)                        .02

 Total from investment operations                               .00

Net asset value, end of period                                 $ 10.00

TOTAL RETURN B, C                                               0.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 3,957

Ratio of expenses to average net assets                         1.75% A,
                                                               E

Ratio of net investment income (loss) to average net assets     (.42)% A

Portfolio turnover                                              398% A

Average commission rate F                                      $ .0281

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - CLASS T
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)



SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.03)

 Net realized and unrealized gain (loss)                        .02

 Total from investment operations                               (.01)

Net asset value, end of period                                 $ 9.99

TOTAL RETURN B, C                                               (.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 11,904

Ratio of expenses to average net assets                         2.00% A,
                                                               E

Ratio of net investment income (loss) to average net assets     (.67)% A

Portfolio turnover                                              398% A

Average commission rate F                                      $ .0281

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - CLASS B
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.05)

 Net realized and unrealized gain (loss)                        .01

 Total from investment operations                               (.04)

Net asset value, end of period                                 $ 9.96

TOTAL RETURN B, C                                               (.40)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 4,973

Ratio of expenses to average net assets                         2.50% A,
                                                               E

Ratio of net investment income (loss) to average net assets     (1.17)% A

Portfolio turnover                                              398% A

Average commission rate F                                      $ .0281

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   .00

 Net realized and unrealized gain (loss)                        .00

 Total from investment operations                               .00

Net asset value, end of period                                 $ 10.00

TOTAL RETURN B, C                                               0.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 1,223

Ratio of expenses to average net assets                         1.50% A,
                                                               E

Ratio of net investment income (loss) to average net assets     (.07)% A

Portfolio turnover                                              398% A

Average commission rate F                                      $ .0281

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO MAY 31, 1997.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor TechnoQuant Growth Fund (the fund)is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. The fund intends to qualify as a qualified regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $43,736,913 and $22,466,362, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,598,807 and $1,583,468, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .61% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 3,148    $ 3,148

CLASS T     16,613     16,613

CLASS B     13,984     3,496

           $ 33,745   $ 23,257

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 34,730   $ 12,415

CLASS T     59,179     35,317

CLASS B     2,048      0 *

           $ 95,957   $ 47,732

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agent) contract with respect to its shares. The Transfer Agent receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to the transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC *    $ 2,772    .22%**

CLASS T                 FIIOC *     11,143    .34%**

CLASS B                 FIIOC *     3,599     .26%**

INSTITUTIONAL CLASS     FIIOC *     1,169     .27%**

                                   $ 18,683

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $9,731 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.75%         $ 14,229

CLASS T                2.00%          21,106

CLASS B                2.50%          14,968

INSTITUTIONAL CLASS    1.50%          14,724

                                     $ 65,027

6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES          DOLLARS

                           PERIOD ENDED    PERIOD ENDED
                           MAY 31, A       MAY 31, A

                           1997            1997



CLASS A                     422,396        $ 4,234,776
Shares sold

Shares redeemed             (26,615)        (267,955)

Net increase (decrease)     395,781        $ 3,966,821

CLASS T                     1,317,025      $ 12,993,682
Shares sold

Shares redeemed             (125,188)       (1,180,257)

Net increase (decrease)     1,191,837      $ 11,813,425

CLASS B                     514,618        $ 5,104,987
Shares sold

Shares redeemed             (15,494)        (146,821)

Net increase (decrease)     499,124        $ 4,958,166

INSTITUTIONAL CLASS         124,535        $ 1,246,824
Shares sold

Shares redeemed             (2,252)         (22,386)

Net increase (decrease)     122,283        $ 1,224,438

A SHARE TRANSACTIONS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997
7. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 12,953

CLASS T                 15,355

CLASS B                 13,257

INSTITUTIONAL CLASS     13,431

                       $ 54,996

8. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 28% of the total outstanding shares of the fund.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

TECHNOQUANT(trademark) GROWTH
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              5     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT SUMMARY     8     A summary of the fund's
                             investments.

INVESTMENTS            9     A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   15    Statements of assets and
                             liabilities, operations, and changes
                             in net assets, as well as financial
                             highlights.

NOTES                  23    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR TECHNOQUANT GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
 CUMULATIVE TOTAL RETURNS
PERIOD ENDED MAY 31, 1997       LIFE OF
                                FUND

Advisor TechnoQuant Growth -    0.00%
 Institutional Class

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Institutional Class returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Tim Krochuk, Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund
Q. HOW DID THE FUND PERFORM, TIM?
A. Since its inception on December 31, 1996, through May 31, 1997, the fund's Institutional Class shares had a return of 0.00% while the Standard & Poor's 500 Index was up 13.43%. For the most similar period available - January 1, 1997, through May 31, 1997 - the capital appreciation funds average was up 5.87%, according to Lipper Analytical Services.
Q. WHAT IS THE FUND'S INVESTMENT STRATEGY?
A. The premise behind this fund is that we can study the supply and demand patterns for stocks and sectors by looking at price and volume movements. Price and volume data is also called technical data. The fund's strategy is to identify combinations of price and volume data - unique to individual stocks and sectors - that historically have had good predictive ability. I look for stocks where a number of these individual indicators are bullish. Although technical data is the driving force behind my investment decisions, I do not ignore fundamental data altogether. I'd say that 90% of the information I use to make investment decisions is technical data based on price and volume, while the other 10% is traditional fundamental data, such as earnings forecasts.
Q. HOW DID THE STRATEGY WORK DURING THE PERIOD?
A. What's been unusual over the past five months is that a very few names have been responsible for a majority of the S&P 500's gains. If you haven't focused on these few stocks, you've had a very difficult time beating the market. When this happens, we say that there has been "bad market breadth." Since January of last year, index funds - particularly those that try to mirror such large-cap-oriented indexes as the S&P 500 - have been attracting a big portion of investors' dollars. In doing so, I believe they're artificially inflating the value of many large-cap stocks. In fact, I believe some of these stocks have been going up solely because they're in the S&P. This is just one of the reasons why the TechnoQuant models have been uncomfortable over-emphasizing those names for the fund. This "bad breadth" market caused the fund's strategy to be less successful than I hope it will be in the long run.
Q. IS ADVISOR TECHNOQUANT GROWTH FUND A TREND-FOLLOWING FUND?
A. No. TechnoQuant analyzes RELATIONSHIPS, not trends. There is a big difference. Just because a stock is trending up is not reason enough to buy it. How are the other stocks in that same industry acting? How are the stocks in a negatively correlated industry acting? How is the market behaving? These are the kinds of relationships that TechnoQuant studies - not just simple price movements. If all the relationships look good, then the stock might be a "buy." But as I said before, a single price trend does not make me own a stock.
Q. WHICH HOLDINGS OR SECTORS HAD AN INFLUENCE ON PERFORMANCE?
A. On the upside, it was principally technology and finance that helped the fund. Applied Materials, Western Digital and Data General were among our performance leaders on the technology side; Conseco was a leading contributor from the financial sector. The sector that hurt the fund the most was energy, and most of the fund's underperformance compared to the S&P came from this sector's collapse during February when oil and gas prices fell significantly. Holdings such as Marine Drilling, Comstock Resources, Newfield and UTI Energy all fell during that time, and the fund no longer held these stocks at the end of the period.
Q. WHAT'S YOUR OUTLOOK FOR THE FUTURE, TIM?
A. I think it's going to be a difficult market in which to make money, with the potential for a significant correction before the year is out. I have the fund positioned defensively, but be prepared for some volatility going forward. Investors should be aware that short-term volatility is natural to the equity markets and therefore are encouraged to take a long-term approach to investing. Let me provide an example based on my research. If you had invested in the S&P 500 from January 1978 through March 1997, your return would have been 867% over those 230 months. By missing the 10 best-performing months during that period, your return would have been reduced to 328%. But few, if any, investors would be so unlucky as to miss the 10 best months over a 19-year period. With that in mind, I set out to analyze the performance of a number of portfolios each of which would pull out of the market for 10 randomly selected months between January 1978 and March 1997. Each portfolio was out of the market for a different set of 10 months during this period, so each would miss different up months and different down months. The results? The portfolio that simply bought and held its investments - meaning, it stayed in the market across all 230 months - outperformed 90% of the other portfolios. The average return of the portfolios that were out of the market for the 10 randomly selected months was 783%, compared to the 867% for staying invested in the market over the nearly 20-year period. And since the market tends to have more up months than down months, you're more likely to miss the former than the latter. The lesson? Volatility can be painful in the short-term, but staying in the market is beneficial in the long-term.

FUND FACTS
GOAL: seeks growth of
capital by investing mainly
in common stocks
START DATE: December 31,
1996
SIZE: as of May 31, 1997,
more than $22 million
MANAGER: Tim Krochuk,
since inception; joined
Fidelity in 1992
(checkmark)
TIM KROCHUK ON TECHNOQUANT
INVESTING:
"The name TechnoQuant
comes from two things: the
kind of data I look at and the
way I look at it. `Tech' stands
for technical data - which is
price and volume data. I like
to describe this data as the
`molecules of the market'
because price and volume are
the smallest pieces that you
can break any market into.
That's what I'm looking at -
what actually occurs on the
molecular level of the equity
market every day. I like this
data because it is clean data
and there is an abundance of
it; I get thousands of new data
points every day. Technical
data reveals perceptions in
the market based on
transactions that occur
throughout the day.
"The `quant' in TechnoQuant
describes HOW I look at this
data. Instead of looking at
technical charts with the
naked eye, I use powerful
computer systems to analyze
thousands of relationships in
the technical data. I am really
trying to identify the
relationships you can't see on
a piece of paper. Quantitative
investing is a logical
extension of what's
happening in every industry
today - people using the
power of the computer to
improve a process and do
things we couldn't do before."
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT SUMMARY


TOP TEN STOCKS AS OF MAY 31, 1997
                                             % OF FUND'S
                                             INVESTMENTS

PepsiCo, Inc.                                2.8

Home Depot, Inc. (The)                       2.8

Anchor Gaming                                2.6

General Electric Co.                         2.4

O'Sullivan Industries Holdings, Inc.         2.3

Midwest Express Holdings, Inc.               2.2

Halter Marine Group, Inc.                    2.0

Bowater, Inc.                                2.0

Applied Materials, Inc.                      1.9

WorldCom, Inc.                               1.9

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                           % OF FUND'S
                           INVESTMENTS

Energy                     15.3

Retail & Wholesale         13.0

Finance                    11.9

Nondurables                10.4

Technology                 9.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 *
Row: 1, Col: 1, Value: 4.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 46.5
Row: 1, Col: 4, Value: 48.0
Stocks 95.2%
Short-term investments 4.8%
FOREIGN INVESTMENTS 4.5%
*
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.5%
AEROSPACE & DEFENSE - 0.5%
Boeing Co.   1,000 $ 105,274
SHIP BUILDING & REPAIR - 2.0%
Halter Marine Group, Inc. (a)  19,100  448,850
TOTAL AEROSPACE & DEFENSE   554,124
BASIC INDUSTRIES - 4.0%
CHEMICALS & PLASTICS - 2.0%
Foamex International, Inc. (a)  15,500  234,438
Sealed Air Corp. (a)  4,900  224,788
  459,226
PAPER & FOREST PRODUCTS - 2.0%
Bowater, Inc.   8,900  439,438
TOTAL BASIC INDUSTRIES   898,664
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Kaynar Technologies, Inc.   1,000  18,250
DURABLES - 3.5%
HOME FURNISHINGS - 3.5%
Miller (Herman), Inc.   7,500  268,125
O'Sullivan Industries Holdings, Inc. (a)  33,300  520,313
TOTAL DURABLES   788,438
ENERGY - 15.3%
ENERGY SERVICES - 9.7%
BJ Services Co. (a)  5,900  325,975
Baker Hughes, Inc.   6,300  236,250
Diamond Offshore Drilling, Inc. (a)  3,300  234,713
Falcon Drilling, Inc. (a)   5,600  256,900
Global Marine, Inc. (a)  13,300  299,250
Halliburton Co.   4,200  324,975
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Rowan Companies, Inc. (a)   11,100 $ 256,688
Schlumberger Ltd.   2,000  238,250
  2,173,001
OIL & GAS - 5.6%
Coastal Corp. (The)  4,700  235,588
EVI, Inc. (a)  8,800  331,100
Mesa, Inc. (a)  60,200  331,100
Royal Dutch Petroleum Co. ADR  1,900  370,975
  1,268,763
TOTAL ENERGY   3,441,764
FINANCE - 11.9%
BANKS - 2.3%
North Fork Bancorp, Inc.   13,400  281,400
Peoples Heritage Financial Group, Inc.   6,900  228,563
Summit Holdings Southeast, Inc.   1,000  15,000
  524,963
CLOSED END INVESTMENT COMPANY - 1.9%
Alliance Global Environment Fund  6,600  99,825
New Age Media Fund, Inc.   22,000  321,750
  421,575
CREDIT & OTHER FINANCE - 1.9%
Fleet Financial Group, Inc.   2,300  140,588
Money Store, Inc.   11,400  292,125
  432,713
INSURANCE - 2.9%
American International Group, Inc.   2,600  351,975
Conseco, Inc.   6,900  276,000
Hartford Life, Inc. Class A  1,000  33,500
  661,475
SAVINGS & LOANS - 2.9%
Dime Bancorp., Inc.   19,000  323,000
Sovereign Bancorp., Inc.   24,620  323,138
  646,138
TOTAL FINANCE   2,686,864
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 6.3%
DRUGS & PHARMACEUTICALS - 2.7%
Bristol-Myers Squibb Co.   5,000 $ 366,875
Warner-Lambert Co.   2,300  231,725
  598,600
MEDICAL FACILITIES MANAGEMENT - 3.6%
Humana, Inc. (a)  10,600  239,825
Oxford Health Plans, Inc. (a)  3,700  260,850
Tenet Healthcare Corp. (a)  11,200  308,000
  808,675
TOTAL HEALTH   1,407,275
INDUSTRIAL MACHINERY & EQUIPMENT - 2.4%
ELECTRICAL EQUIPMENT - 2.4%
General Electric Co.   8,800  531,300
MEDIA & LEISURE - 5.9%
ENTERTAINMENT - 1.3%
MGM Grand, Inc. (a)  7,600  287,850
LODGING & GAMING - 3.1%
Anchor Gaming (a)  13,900  590,750
Colonial Downs Holdings, Inc. Class A  14,700  110,250
  701,000
RESTAURANTS - 1.5%
Starbucks Corp. (a)   10,800  340,200
TOTAL MEDIA & LEISURE   1,329,050
NONDURABLES - 10.4%
BEVERAGES - 7.1%
Anheuser-Busch Companies, Inc.   5,300  227,238
Coca-Cola Co. (The)  5,300  361,725
Coors (Adolph) Co. Class B  15,300  372,938
PepsiCo, Inc.   17,300  635,775
  1,597,676
FOODS - 3.3%
Campbell Soup Co.   2,800  128,800
Fletchers Fine Foods Ltd.   11,800  113,861
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - CONTINUED
Sara Lee Corp.   3,300 $ 134,888
Tootsie Roll Industries, Inc.   7,700  371,525
  749,074
TOTAL NONDURABLES   2,346,750
RETAIL & WHOLESALE - 13.0%
APPAREL STORES - 1.9%
Baker (J.), Inc.   26,300  216,975
Ross Stores, Inc.   7,400  208,125
  425,100
GENERAL MERCHANDISE STORES - 7.3%
Costco Companies, Inc. (a)  5,400  182,250
Dayton Hudson Corp.   4,000  192,500
Family Dollar Stores, Inc.   6,100  157,075
Federated Department Stores, Inc. (a)  9,200  340,400
MacFrugals Bargains Closeouts , Inc. (a)  4,600  136,850
Sears, Roebuck & Co.   2,800  137,550
Wal-Mart Stores, Inc.   7,900  235,025
Woolworth Corp. (a)  11,000  265,375
  1,647,025
RETAIL & WHOLESALE, MISCELLANEOUS - 3.8%
Home Depot, Inc. (The)  10,000  630,000
Tandy Corp.   4,300  232,200
  862,200
TOTAL RETAIL & WHOLESALE   2,934,325
SERVICES - 2.0%
LEASING & RENTAL - 1.3%
Budget Group, Inc. Class A (a)  9,600  267,600
Hertz Corp. Class A  1,000  34,250
  301,850
PRINTING - 0.6%
ASM Lithography Holding NV  2,500  130,625
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - 0.1%
Healthcare Recoveries, Inc.   2,000 $ 30,500
TOTAL SERVICES   462,975
TECHNOLOGY - 9.4%
COMMUNICATIONS EQUIPMENT - 1.8%
Newbridge Networks Corp. (a)  10,100  405,263
COMPUTER SERVICES & SOFTWARE - 3.2%
Credit Management Solutions, Inc.   17,100  179,550
Electronics for Imaging, Inc. (a)  6,000  239,250
LHS Group, Inc.   1,000  33,250
Microsoft Corp.   2,100  260,400
  712,450
COMPUTERS & OFFICE EQUIPMENT - 1.9%
Data General Corp. (a)  12,300  262,913
Dell Computer Corp. (a)  1,300  146,250
Micron Electronics, Inc. (a)  600  9,113
  418,276
ELECTRONIC INSTRUMENTS - 1.9%
Applied Materials, Inc. (a)   6,700  437,175
ELECTRONICS - 0.6%
Innovex, Inc.   4,400  123,200
Rambus, Inc.   300  9,450
  132,650
TOTAL TECHNOLOGY   2,105,814
TRANSPORTATION - 3.9%
AIR TRANSPORTATION - 3.9%
AMR Corp. (a)  3,800  377,625
Midwest Express Holdings, Inc. (a)   15,450  490,538
Ryanair Holdings PLC sponsored ADR  100  2,475
  870,638
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 4.6%
ELECTRIC UTILITY - 1.5%
DPL, Inc.   14,200 $ 339,025
GAS - 1.2%
El Paso Natural Gas Co.   4,600  272,550
TELEPHONE SERVICES - 1.9%
WorldCom, Inc. (a)  14,700  435,488
TOTAL UTILITIES   1,047,063
TOTAL COMMON STOCKS
(Cost $19,648,298)   21,423,294
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 0.2%
 PRINCIPAL
 AMOUNT
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, yield at date of purchase
5.17% to 5.18%, 6/26/97 (Cost $39,856) $ 40,000  39,856
CASH EQUIVALENTS - 4.6%
 SHARES
Taxable Central Cash Fund (b)
 (Cost $1,043,083)  1,043,083  1,043,083
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $20,731,237)   $ 22,506,233
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $20,731,237. Net unrealized appreciation aggregated $1,774,996, of which $2,093,339 related to appreciated investment securities and $318,343 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $20,731,237) -                $ 22,506,233
See accompanying schedule

Receivable for investments sold                                         279,082

Receivable for fund shares sold                                         106,111

Dividends receivable                                                    21,298

Interest receivable                                                     4,948

Prepaid expenses                                                        42,528

 TOTAL ASSETS                                                           22,960,200

LIABILITIES

Payable for investments purchased                          $ 814,096

Payable for fund shares redeemed                            45,964

Accrued management fee                                      3,841

Distribution fees payable                                   9,268

Other payables and accrued expenses                         30,462

 TOTAL LIABILITIES                                                      903,631

NET ASSETS                                                             $ 22,056,569

Net Assets consist of:

Paid in capital                                                        $ 21,962,850

Accumulated net investment (loss)                                       (43,696)

Accumulated undistributed net realized gain (loss)                      (1,637,581)
on investments

Net unrealized appreciation (depreciation) on                           1,774,996
investments

NET ASSETS                                                             $ 22,056,569


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.00
CLASS A:
NET ASSET VALUE and redemption price per share
 ($3,957,049 (divided by) 395,781 shares)

Maximum offering price per share (100/94.75 of $10.00)           $10.55

CLASS T:                                                         $9.99
NET ASSET VALUE and redemption price per share
 ($11,903,775 (divided by) 1,191,837 shares)

Maximum offering price per share (100/96.50 of $9.99)            $10.35

CLASS B:                                                         $9.96
NET ASSET VALUE and offering price per share
 ($4,973,015 (divided by) 499,124 shares) A

INSTITUTIONAL CLASS:                                             $10.00
NET ASSET VALUE, offering price and redemption price per share ($1,222,730 (divided by) 122,283 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                            $ 53,388
Dividends

Interest                                                                                      31,097

 TOTAL INCOME                                                                                 84,485

EXPENSES

Management fee                                                                $ 38,523

Transfer agent fees                                                            18,683

Distribution fees                                                              33,745

Accounting fees and expenses                                                   25,000

Non-interested trustees' compensation                                          15

Custodian fees and expenses                                                    10,262

Registration fees                                                              54,996

Audit                                                                          11,391

Miscellaneous                                                                  593

 Total expenses before reductions                                              193,208

 Expense reductions                                                            (65,027)       128,181

NET INVESTMENT INCOME (LOSS)                                                                  (43,696)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                         (1,622,242)

 Futures contracts                                                             (15,339)       (1,637,581)

Change in net unrealized appreciation (depreciation) on                                       1,774,996
investment securities

NET GAIN (LOSS)                                                                               137,415

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                              $ 93,719
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      DECEMBER 31, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      MAY 31,1997
      (UNAUDITED)


INCREASE (DECREASE) IN NET ASSETS

Operations                                                               $ (43,696)
Net investment income (loss)

 Net realized gain (loss)                                                 (1,637,581)

 Change in net unrealized appreciation (depreciation)                     1,774,996

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          93,719

Share transactions - net increase (decrease)                              21,962,850

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                 22,056,569

NET ASSETS

 Beginning of period                                                      -

 End of period (including accumulated net investment loss of $43,696)    $ 22,056,569


FINANCIAL HIGHLIGHTS - CLASS A
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.02)

 Net realized and unrealized gain (loss)                        .02

 Total from investment operations                               .00

Net asset value, end of period                                 $ 10.00

TOTAL RETURN B, C                                               0.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 3,957

Ratio of expenses to average net assets                         1.75% A,
                                                               E

Ratio of net investment income (loss) to average net assets     (.42)% A

Portfolio turnover                                              398% A

Average commission rate F                                      $ .0281

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - CLASS T
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)



SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.03)

 Net realized and unrealized gain (loss)                        .02

 Total from investment operations                               (.01)

Net asset value, end of period                                 $ 9.99

TOTAL RETURN B, C                                               (.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 11,904

Ratio of expenses to average net assets                         2.00% A,
                                                               E

Ratio of net investment income (loss) to average net assets     (.67)% A

Portfolio turnover                                              398% A

Average commission rate F                                      $ .0281

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - CLASS B
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.05)

 Net realized and unrealized gain (loss)                        .01

 Total from investment operations                               (.04)

Net asset value, end of period                                 $ 9.96

TOTAL RETURN B, C                                               (.40)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 4,973

Ratio of expenses to average net assets                         2.50% A,
                                                               E

Ratio of net investment income (loss) to average net assets     (1.17)% A

Portfolio turnover                                              398% A

Average commission rate F                                      $ .0281

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   .00

 Net realized and unrealized gain (loss)                        .00

 Total from investment operations                               .00

Net asset value, end of period                                 $ 10.00

TOTAL RETURN B, C                                               0.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 1,223

Ratio of expenses to average net assets                         1.50% A,
                                                               E

Ratio of net investment income (loss) to average net assets     (.07)% A

Portfolio turnover                                              398% A

Average commission rate F                                      $ .0281

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO MAY 31, 1997.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor TechnoQuant Growth Fund (the fund)is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. The fund intends to qualify as a qualified regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $43,736,913 and $22,466,362, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,598,807 and $1,583,468, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .61% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 3,148    $ 3,148

CLASS T     16,613     16,613

CLASS B     13,984     3,496

           $ 33,745   $ 23,257

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 34,730   $ 12,415

CLASS T     59,179     35,317

CLASS B     2,048      0 *

           $ 95,957   $ 47,732

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agent) contract with respect to its shares. The Transfer Agent receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to the transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC *    $ 2,772    .22%**

CLASS T                 FIIOC *     11,143    .34%**

CLASS B                 FIIOC *     3,599     .26%**

INSTITUTIONAL CLASS     FIIOC *     1,169     .27%**

                                   $ 18,683

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $9,731 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.75%         $ 14,229

CLASS T                2.00%          21,106

CLASS B                2.50%          14,968

INSTITUTIONAL CLASS    1.50%          14,724

                                     $ 65,027

6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                           SHARES          DOLLARS

                           PERIOD ENDED    PERIOD ENDED
                           MAY 31, A       MAY 31, A

                           1997            1997



CLASS A                     422,396        $ 4,234,776
Shares sold

Shares redeemed             (26,615)        (267,955)

Net increase (decrease)     395,781        $ 3,966,821

CLASS T                     1,317,025      $ 12,993,682
Shares sold

Shares redeemed             (125,188)       (1,180,257)

Net increase (decrease)     1,191,837      $ 11,813,425

CLASS B                     514,618        $ 5,104,987
Shares sold

Shares redeemed             (15,494)        (146,821)

Net increase (decrease)     499,124        $ 4,958,166

INSTITUTIONAL CLASS         124,535        $ 1,246,824
Shares sold

Shares redeemed             (2,252)         (22,386)

Net increase (decrease)     122,283        $ 1,224,438

A SHARE TRANSACTIONS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997
7. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 12,953

CLASS T                 15,355

CLASS B                 13,257

INSTITUTIONAL CLASS     13,431

                       $ 54,996

8. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 28% of the total outstanding shares of the fund.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox  *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GROWTH & INCOME
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT SUMMARY     10    A summary of the fund's
                             investments.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   22    Statements of assets and
                             liabilities, operations, and changes
                             in net assets, as well as financial
                             highlights.

NOTES                  30    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR GROWTH & INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED MAY 31, 1997           LIFE OF
                                    FUND

Advisor Growth & Income - Class A   9.21%

Advisor Growth & Income - Class     3.47%
A
 (incl. max. 5.25% sales charge)

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Class A's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
or bonds will vary. That
means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR GROWTH & INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED MAY 31, 1997           LIFE OF
                                    FUND

Advisor Growth & Income - Class T   8.91%

Advisor Growth & Income - Class     5.09%
T
 (incl. max. 3.50% sales charge)

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Class T's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
or bonds will vary. That
means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
ADVISOR GROWTH & INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED MAY 31, 1997           LIFE OF
                                    FUND

Advisor Growth & Income - Class B   8.81%

Advisor Growth & Income - Class     3.81%
B
 (incl. contingent deferred
 sales charge)

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Class B's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
or bonds will vary. That
means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Beth Terrana, Portfolio Manager of Fidelity Advisor Growth & Income Fund
Q. HOW DID THE FUND PERFORM, BETH?
A. The fund commenced operations on December 31, 1996. From that date through May 31, 1997, the fund's Class A, Class T and Class B shares returned 9.21%, 8.91% and 8.81%, respectively. For the most similar period available for its peer group, the growth and income funds average, as tracked by Lipper Analytical Services, returned 11.24%. The Standard & Poor's 500 Index returned 13.43% from the fund's inception through May 31, 1997.
Q. WHAT WERE THE KEY FACTORS BEHIND THE FUND'S PERFORMANCE?
A. Broadly speaking, my decision to emphasize selected stocks in the strong finance, health and industrial machinery sectors was particularly helpful. Within the finance and health sectors, I emphasized money-center banks and pharmaceuticals, including BankAmerica and SmithKline Beecham - two of the largest contributors to the fund's performance during the period. Industrial machinery giant General Electric - the fund's top holding - was another notable contributor, based on its strong performance and its overweighting in the fund relative to the index. Additionally, a substantial underweighting of generally weak electric and telecommunications utilities stocks proved very helpful.
Q. THE FUND PERFORMED WELL IN ABSOLUTE TERMS, BUT TRAILED THE INDEX. WHY
WAS THIS?
A. A significant portion of the fund's underperformance resulted from underexposure to a number of large-capitalization nondurables and technology stocks, which accounted for a disproportionate amount of the index's return. Coca-Cola and Microsoft - two of the largest index components - illustrate this point particularly well. Together, these two stocks accounted for approximately 1.5% of the index's return. While in hindsight I clearly wish I'd owned more of these stocks, the fundamentals for these companies didn't appear to support their valuations, which were at steep premiums to the overall market and comparable firms.
Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE PAST FIVE
MONTHS?
A. It was really quite remarkable, particularly when one considers that the S&P 500's return for the first five months of the year exceeded the typical annual return. Among the major underpinnings for this favorable climate were a continuation of strong corporate earnings, moderate economic growth and an almost complete lack of inflation. That's not to say the past few months have been uneventful. Market volatility has increased substantially in recent months, particularly in March and April when the S&P 500 corrected nearly 10% following heightened interest rate concerns. Given this environment - and the fact that the current economic expansion has extended into its seventh year - investors generally remained focused on large-capitalization companies that are typically considered safer investments during choppy markets and in the latter stages of an economic cycle. Also, large-capitalization stocks have generated better earnings growth over recent years relative to their smaller-capitalization counterparts. As a result, these stocks continued to propel the market's rise.
Q. DOES THIS MEAN YOU ARE NOW LOOKING PRIMARILY AT THE SO-CALLED "NIFTY-FIFTY" STOCKS - LARGE-CAPITALIZATION STOCKS THAT HAVE DOMINATED THE INDEX'S RETURN RECENTLY?
A. No, I'm not focused on these stocks exclusively. While larger-capitalization stocks - and some "Nifty-Fifty" stocks, notably General Electric - do comprise a portion of the fund's investments, my investment universe encompasses a much wider spectrum of stocks. Typically, my investments are an eclectic mix of mid- to large-capitalization stocks - in a variety of industries - with solid fundamentals and attractive valuations. For example, I don't believe anyone would characterize either Tyco International or Consolidated Stores as "Nifty-Fifty" stocks, yet they are top holdings within the fund, and both contributed positively to fund performance.
Q. COULD YOU EXPAND ON A FEW INVESTMENTS THAT LOOKED PARTICULARLY ATTRACTIVE DURING THE PERIOD?
A. Sure. Let's first continue with Tyco International. This firm is a diversified industrial products manufacturer - not the toy company with a similar name. Tyco recently has been improving financial returns from old-line businesses and making strategic acquisitions of complementary businesses. Another area of recent interest was retailing, particularly selected department stores. This industry is expected to benefit from a reduction in store overcapacity, which hampered it over the past five years. Federated Stores, one of the fund's top positions, showed improved earnings prospects toward the end of the period.
Q. WHAT WAS THE STORY BEHIND FINANCE AND HEALTH STOCKS, THE FUND'S TWO LARGEST SECTOR COMMITMENTS?
A. Within the finance sector, I've concentrated mostly on larger banks and diversified financials, based on positive trends that began several years ago. Specifically, these firms have been reducing their cost structures through restructurings, improving their balance sheets through better portfolio management and buying back their stock. Selected pharmaceutical stocks also offered compelling fundamentals, based largely on rising drug utilization - which has driven unit sales growth rates higher - and solid pipelines of exciting new products.
Q. WHAT DO YOU ENVISION FOR THE NEXT SIX MONTHS?
A. As a backdrop to the stock market, I believe it's very likely that the supportive environment we've seen - moderate economic growth and low inflation - will continue. Also, given that there are few signs of inflation, I don't foresee any significant action by the Federal Reserve to raise interest rates - an event that would likely be a negative, at least over the short-term. Assuming this favorable economic environment continues, the critical factor going forward will be corporate earnings, which at this time appear relatively sustainable overall. However, I remain focused on those companies capable of delivering exceptional numbers, particularly given the recent propensity of the market to dramatically reduce stock prices upon earnings disappointments. Recently, even earnings numbers that come in as expected have resulted in large stock-price declines, partly because analysts' "real" expectations were even higher. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high total
return through a combination
of current income and capital
appreciation
START DATE: December 31,
1996
SIZE: as of May 31, 1997,
more than $56 million
MANAGER: Beth Terrana,
since inception; joined
Fidelity in 1983
(checkmark)
BETH TERRANA ON HER
INVESTING STYLE:
"Fundamentally, I am a
bottom-up investor who
believes that superior
investment performance
results from owning companies
with improving financial
returns. Improvements in
financial returns drive both
sustainable improvements in
a company's long-term
growth rate and its earnings
power. As I analyze potential
investments, the most
important factors I look for
include restructuring
potential, rising returns on
invested capital, good
balance sheet management,
strong free cash flow and
shareholder-friendly
management. More recently,
global franchises and strong
brands have also become
increasingly important factors.
Generally, I've found that
companies exhibiting some or
all of these attributes tend to
generate improving
financial returns -
including expanding profit
margins and accelerating
earnings growth rates - over
time. Further, as a firm's
financial returns improve, its
stock is likely to be rewarded
with a higher valuation once
the market catches on."
INVESTMENT SUMMARY


TOP TEN STOCKS AS OF MAY 31, 1997
                                    % OF FUND'S INVESTMENTS

General Electric Co.                3.4

Philip Morris Companies, Inc.       3.2

Tyco International Ltd.             2.2

BankAmerica Corp.                   2.2

Citicorp                            1.8

Bristol-Myers Squibb Co.            1.6

Consolidated Stores Corp.           1.6

Federated Department Stores, Inc.   1.5

SmithKline Beecham PLC ADR          1.4

Johnson & Johnson                   1.4

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                                   % OF FUND'S INVESTMENTS

Finance                            14.0

Health                             13.0

Nondurables                        9.7

Industrial Machinery & Equipment   9.6

Retail & Wholesale                 8.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 *
Stocks 93.2%
Convertible securities 1.7%
Short-term investments 5.1%
FOREIGN
INVESTMENTS 5.6%
Row: 1, Col: 1, Value: 5.1
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 93.2
*
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 4.3%
AEROSPACE & DEFENSE - 3.8%
Alliant Techsystems, Inc. (a)  200 $ 9,572
AlliedSignal, Inc.   7,500  575,625
Boeing Co.   3,500  368,375
Lockheed Martin Corp.   3,600  337,050
Textron, Inc.   3,200  379,200
United Technologies Corp.   6,400  514,400
  2,184,222
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   4,500  214,875
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.   2,700  44,888
TOTAL AEROSPACE & DEFENSE   2,443,985
BASIC INDUSTRIES - 5.2%
CHEMICALS & PLASTICS - 3.7%
Air Products & Chemicals, Inc.   3,500  272,125
Avery Dennison Corp.   900  33,991
Cytec Industries, Inc. (a)  1,300  50,863
Goodrich (B.F.) Co.   400  17,200
Hercules, Inc.   800  37,500
Monsanto Co.   12,700  558,800
Praxair, Inc.   14,800  778,850
Raychem Corp.   1,700  126,013
Sealed Air Corp. (a)   4,600  211,025
  2,086,367
PACKAGING & CONTAINERS - 0.4%
Corning, Inc.   4,300  216,613
PAPER & FOREST PRODUCTS - 1.1%
Fort Howard Corp. (a)  2,400  110,250
James River Corp. of Virginia  3,500  122,938
Kimberly-Clark Corp.   7,600  380,950
  614,138
TOTAL BASIC INDUSTRIES   2,917,118
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 3.4%
BUILDING MATERIALS - 2.1%
American Standard Companies, Inc. (a)   8,100 $ 406,013
Masco Corp.   14,000  544,250
Sherwin-Williams Co.   7,200  216,000
  1,166,263
REAL ESTATE - 0.1%
Rouse Co. (The)  1,800  50,175
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Beacon Properties Corp.   4,400  136,400
Duke Realty Investors, Inc.   3,000  114,375
Equity Residential Properties Trust (SBI)  4,100  193,725
Public Storage, Inc.   5,900  157,088
Speiker Properties, Inc.   700  25,813
Storage USA, Inc.   1,800  68,625
  696,026
TOTAL CONSTRUCTION & REAL ESTATE   1,912,464
DURABLES - 2.4%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Chrysler Corp.   2,700  85,725
Navistar International Corp.   400  6,618
  92,343
CONSUMER DURABLES - 1.1%
Minnesota Mining & Manufacturing Co.   7,100  651,425
CONSUMER ELECTRONICS - 0.4%
Newell Co.   6,500  248,625
TEXTILES & APPAREL - 0.7%
Liz Claiborne, Inc.   5,300  241,813
VF Corp.   1,700  132,813
  374,626
TOTAL DURABLES   1,367,019
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 6.7%
ENERGY SERVICES - 0.9%
Halliburton Co.   2,600 $ 201,175
Schlumberger Ltd.   2,800  333,550
  534,725
OIL & GAS - 5.8%
Amoco Corp.   4,300  384,313
British Petroleum PLC ADR  4,833  700,181
Burlington Resources, Inc.   2,300  106,950
Exxon Corp.   8,000  474,000
Mobil Corp.   1,600  223,800
Texaco, Inc.   4,900  534,713
Tosco Corp.   6,800  221,850
Total SA sponsored ADR  3,900  177,938
USX-Marathon Group   10,100  300,475
Unocal Corp.   4,000  170,500
  3,294,720
TOTAL ENERGY   3,829,445
FINANCE - 14.0%
BANKS - 7.4%
Bank of New York Co., Inc.   12,500  532,813
BankAmerica Corp.   10,600  1,238,877
BankBoston Corp.   2,700  197,100
Citicorp  9,000  1,029,375
First Bank System, Inc.   5,900  483,800
First Union Corp.   2,600  223,275
Mellon Bank Corp.   3,200  280,000
NationsBank Corp.   4,100  241,388
  4,226,628
CREDIT & OTHER FINANCE - 1.6%
American Express Co.   5,700  396,150
Associates First Capital Corp.   3,300  155,925
Household International, Inc.   3,700  363,525
  915,600
FEDERAL SPONSORED CREDIT - 2.0%
Federal Home Loan Mortgage Corporation  16,700  551,100
Federal National Mortgage Association  13,500  588,938
  1,140,038
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - 2.1%
AFLAC, Inc.   500 $ 25,500
Allstate Corp.   7,700  566,913
MGIC Investment Corp.   500  44,500
PMI Group, Inc.   500  27,438
TIG Holdings, Inc.   1,400  37,800
Travelers Group, Inc. (The)  9,400  515,825
  1,217,976
SAVINGS & LOANS - 0.9%
Ahmanson (H.F.) & Co.   3,100  126,325
Charter One Financial Corp.   1,800  84,375
Great Western Financial Corp.   5,600  271,600
  482,300
TOTAL FINANCE   7,982,542
HEALTH - 12.7%
DRUGS & PHARMACEUTICALS - 7.9%
American Home Products Corp.   9,300  709,125
Amgen, Inc.   3,500  234,063
Bristol-Myers Squibb Co.   12,400  909,850
Cytyc Corp. (a)  1,400  34,125
Merck & Co., Inc.   5,100  458,363
Pfizer, Inc.   5,700  586,388
Schering-Plough Corp.   5,000  453,750
SmithKline Beecham PLC ADR  9,200  805,000
Warner-Lambert Co.   2,700  272,025
  4,462,689
MEDICAL EQUIPMENT & SUPPLIES - 4.2%
Abbott Laboratories  3,600  226,800
Bard (C.R.), Inc.   4,000  128,000
Baxter International, Inc.   5,100  269,025
Boston Scientific Corp. (a)   5,700  304,238
Johnson & Johnson  13,300  796,338
McKesson Corp.   2,900  217,863
Medtronic, Inc.   3,700  273,800
Millipore Corp.   3,600  155,250
  2,371,314
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.6%
Columbia/HCA Healthcare Corp.   2,400 $ 87,900
Humana, Inc. (a)  6,400  144,800
United HealthCare Corp.   2,300  129,950
  362,650
TOTAL HEALTH   7,196,653
HOLDING COMPANIES - 0.1%
CINergy Corp.   2,100  73,498
INDUSTRIAL MACHINERY & EQUIPMENT - 9.1%
ELECTRICAL EQUIPMENT - 5.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  800  18,200
Alcatel Alsthom Compagnie Generale d'Electricite SA  2,100  227,687
Emerson Electric Co.   7,400  399,600
General Electric Co.   32,000  1,932,000
Harris Corp.   1,100  97,488
Westinghouse Electric Corp.   7,942  160,826
  2,835,801
INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%
Illinois Tool Works, Inc.   8,000  397,000
Stanley Works  14,200  582,200
Tyco International Ltd.   19,700  1,250,950
  2,230,150
POLLUTION CONTROL - 0.2%
Waste Management, Inc.   4,000  127,000
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,192,951
MEDIA & LEISURE - 5.3%
BROADCASTING - 1.1%
Evergreen Media Corp. Class A (a)  7,900  307,113
Time Warner, Inc.   7,100  330,150
  637,263
ENTERTAINMENT - 0.6%
Disney (Walt) Co.   4,500  368,438
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.6%
Hasbro, Inc.   2,250 $ 65,250
Mattel, Inc.   8,700  259,913
  325,163
LODGING & GAMING - 0.3%
Host Marriott Corp. (a)  10,100  178,013
PUBLISHING - 2.7%
Cognizant Corp.   5,000  185,000
Harcourt General, Inc.   3,300  156,338
McGraw-Hill, Inc.   4,900  267,663
Meredith Corp.   5,200  134,550
Scholastic Corp. (a)   2,800  83,300
Times Mirror Co. Class A  8,600  482,675
World Color Press, Inc. (a)   8,200  215,250
  1,524,776
TOTAL MEDIA & LEISURE   3,033,653
NONDURABLES - 9.7%
BEVERAGES - 1.1%
Anheuser-Busch Companies, Inc.   3,000  128,625
PepsiCo, Inc.   13,000  477,750
  606,375
FOODS - 1.2%
Campbell Soup Co.   11,800  542,800
Heinz (H.J.) Co.   200  8,579
Hershey Foods Corp.   2,200  123,475
  674,854
HOUSEHOLD PRODUCTS - 4.2%
Avon Products, Inc.   6,400  408,000
Clorox Co.   1,800  227,250
Colgate-Palmolive Co.   500  30,987
Gillette Co.   2,290  203,524
Procter & Gamble Co.   4,500  620,438
Rubbermaid, Inc.   300  8,363
Unilever NV ADR   3,200  620,000
Unilever PLC Ord.  10,000  268,214
  2,386,776
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 3.2%
Philip Morris Companies, Inc.   41,700 $ 1,834,800
TOTAL NONDURABLES   5,502,805
PRECIOUS METALS - 0.1%
Getchell Gold Corp. (a)   1,800  71,775
RETAIL & WHOLESALE - 8.5%
APPAREL STORES - 1.5%
Gap, Inc.   9,700  332,225
Payless ShoeSource, Inc. (a)   10,800  511,650
  843,875
DRUG STORES - 1.0%
CVS Corp.   9,675  463,191
Walgreen Co.   1,500  70,125
  533,316
GENERAL MERCHANDISE STORES - 5.0%
Coles Myer Ltd.   2,500  11,640
Consolidated Stores Corp. (a)   23,200  887,400
Dayton Hudson Corp.   3,900  187,688
Family Dollar Stores, Inc.   4,400  113,300
Federated Department Stores, Inc. (a)   22,800  843,600
Neiman-Marcus Group, Inc. (a)  2,700  71,550
Sears, Roebuck & Co.   8,700  427,388
Wal-Mart Stores, Inc.   10,000  297,500
  2,840,066
GROCERY STORES - 0.4%
Ahold NV  1,200  91,207
American Stores Co.   2,700  122,850
Asda Group PLC  9,800  19,292
  233,349
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Home Depot, Inc. (The)  5,300  333,900
Williams-Sonoma, Inc. (a)  500  18,438
  352,338
TOTAL RETAIL & WHOLESALE   4,802,944
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 3.4%
ADVERTISING - 2.1%
Interpublic Group of Companies, Inc.   5,600 $ 335,300
Omnicom Group, Inc.   9,400  545,200
Outdoor Systems, Inc.   1,600  53,000
WPP Group PLC  59,900  235,340
  1,168,840
LEASING & RENTAL - 0.3%
Republic Industries, Inc. (a)   2,700  64,969
Ryder Systems, Inc.   3,900  129,188
  194,157
PRINTING - 0.3%
Donnelley (R.R.) & Sons Co.   4,800  178,200
SERVICES - 0.7%
ADT Ltd. (a)  4,900  142,713
Ecolab, Inc.   1,800  74,925
National Service Industries, Inc.   1,800  78,975
Service Corp. International  2,900  102,225
  398,838
TOTAL SERVICES   1,940,035
TECHNOLOGY - 6.9%
COMPUTER SERVICES & SOFTWARE - 1.8%
Adobe Systems, Inc.   2,800  124,950
Automatic Data Processing, Inc.   2,900  142,463
Ceridian Corp. (a)  1,300  47,775
CompUSA, Inc. (a)   8,000  186,000
Microsoft Corp. (a)  3,100  384,400
Oracle Systems Corp. (a)  3,100  144,538
  1,030,126
COMPUTERS & OFFICE EQUIPMENT - 3.9%
Compaq Computer Corp. (a)  4,900  530,425
Diebold, Inc.   6,950  260,625
Hewlett-Packard Co.   1,100  56,650
International Business Machines Corp.   9,200  795,800
Pitney Bowes, Inc.   7,000  491,750
Tech Data Corp. (a)  2,800  82,950
  2,218,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 1.2%
Intel Corp.   4,400 $ 666,600
TOTAL TECHNOLOGY   3,914,926
UTILITIES - 1.4%
ELECTRIC UTILITY - 0.6%
Allegheny Power System, Inc.   700  18,288
Boston Edison Co.   500  12,875
DTE Energy Co.   1,800  47,925
Edison International  7,300  170,638
New York State Electric & Gas Corp.   1,800  39,150
Public Service Co. of Colorado  900  36,338
  325,214
GAS - 0.4%
Williams Companies, Inc.   5,100  225,038
TELEPHONE SERVICES - 0.4%
WorldCom, Inc. (a)  8,000  237,000
TOTAL UTILITIES   787,252
TOTAL COMMON STOCKS
(Cost $49,323,736)   52,969,065
CONVERTIBLE PREFERRED STOCKS - 0.9%
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Vornado Realty Trust $3.25 Series A  1,600  81,600
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  2,100  50,138
ENERGY - 0.3%
OIL & GAS - 0.3%
Tosco Financing Trust $2.875 (c)  2,400  141,000
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
SCI Finance, Series A, $3.125  100 $ 11,400
HEALTH - 0.3%
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
McKesson Financing Trust $2.50 (c)  2,800  167,300
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Host Marriott Financial Trust $3.375 (c)  1,400  79,800
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $502,687)   531,238
CONVERTIBLE BONDS - 0.8%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
POLLUTION CONTROL - 0.5%
USA Waste Services, Inc. 4%, 2/1/02  Ba2 $ 208,000  215,280
United Waste Systems, Inc. 4 1/2%, 6/1/01  B1  58,000  76,053
  291,333
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
HFS, Inc. 4 1/2%, 10/1/99  A3  9,000  26,730
RETAIL & WHOLESALE - 0.2%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
5%, 10/1/03  Baa3  65,000  80,112
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Staples, Inc. 4 1/2%, 10/1/00 (c)  Ba2  43,000  49,450
TOTAL RETAIL & WHOLESALE   129,562
TOTAL CONVERTIBLE BONDS
(Cost $437,922)   447,625
CASH EQUIVALENTS - 5.1%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
(Cost $2,892,616)  2,892,616 $ 2,892,616
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $53,156,961)   $ 56,840,544
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $437,550 or 0.8% of net assets.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $53,156,961. Net unrealized appreciation aggregated $3,683,583, of which $4,073,087 related to appreciated investment securities and $389,504 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $53,156,961) -                  $ 56,840,544
See accompanying schedule

Receivable for investments sold                                           540,583

Receivable for fund shares sold                                           567,973

Dividends receivable                                                      94,874

Interest receivable                                                       20,171

Prepaid expenses                                                          43,073

 TOTAL ASSETS                                                             58,107,218

LIABILITIES

Payable for investments purchased                          $ 1,164,418

Payable for fund shares redeemed                            53,944

Accrued management fee                                      22,497

Distribution fees payable                                   24,598

Other payables and accrued expenses                         48,124

 TOTAL LIABILITIES                                                        1,313,581

NET ASSETS                                                               $ 56,793,637

Net Assets consist of:

Paid in capital                                                          $ 53,500,178

Undistributed net investment income                                       18,182

Accumulated undistributed net realized gain (loss) on                     (408,306)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                             3,683,583
investments

NET ASSETS                                                               $ 56,793,637


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.91
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,953,017 (divided by) 179,074 shares)

Maximum offering price per share (100/94.75 of $10.91)           $11.51

CLASS T:                                                         $10.88
NET ASSET VALUE and redemption price per share
 ($43,224,673 (divided by) 3,972,447 shares)

Maximum offering price per share (100/96.50 of $10.88)           $11.27

CLASS B:                                                         $10.87
NET ASSET VALUE and offering price per share
 ($10,375,537 (divided by) 954,504 shares) A

INSTITUTIONAL CLASS:                                             $10.89
NET ASSET VALUE, offering price and redemption price per share ($1,240,410 (divided by) 113,888 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                    $ 218,514
Dividends

Interest                                                              63,492

 TOTAL INCOME                                                         282,006

EXPENSES

Management fee                                          $ 64,540

Transfer agent fees                                      30,654

Distribution fees                                        71,186

Accounting fees and expenses                             25,000

Non-interested trustees' compensation                    27

Custodian fees and expenses                              18,194

Registration fees                                        72,839

Audit                                                    12,472

Miscellaneous                                            852

 Total expenses before reductions                        295,764

 Expense reductions                                      (65,469)     230,295

NET INVESTMENT INCOME                                                 51,711

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                   (391,362)

 Foreign currency transactions                           452

 Futures contracts                                       (17,396)     (408,306)

Change in net unrealized appreciation (depreciation)                  3,683,583
on investment securities

NET GAIN (LOSS)                                                       3,275,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 3,326,988
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      DECEMBER 31, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      MAY 31, 1997
      (UNAUDITED)


INCREASE (DECREASE) IN NET ASSETS

Operations                                                                   $ 51,711
Net investment income

 Net realized gain (loss)                                                     (408,306)

 Change in net unrealized appreciation (depreciation)                         3,683,583

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              3,326,988
FROM OPERATIONS

Distributions to shareholders from net investment income                      (33,529)

Share transactions - net increase (decrease)                                  53,500,178

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     56,793,637

NET ASSETS

 Beginning of period                                                          -

 End of period (including undistributed net investment income of $18,182)    $ 56,793,637


FINANCIAL HIGHLIGHTS - CLASS A
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income                                   .03

 Net realized and unrealized gain (loss)                 .89

 Total from investment operations                        .92

Less Distributions

 From net investment income                              (.01)

Net asset value, end of period                          $ 10.91

TOTAL RETURN B, C                                        9.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,953

Ratio of expenses to average net assets                  1.50% A,
                                                        E

Ratio of net investment income to average net assets     .76% A

Portfolio turnover                                       93% A

Average commission rate F                               $ .0275

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - CLASS T
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income                                   .02

 Net realized and unrealized gain (loss)                 .87

 Total from investment operations                        .89

Less Distributions

 From net investment income                              (.01)

Net asset value, end of period                          $ 10.88

TOTAL RETURN B, C                                        8.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 43,225

Ratio of expenses to average net assets                  1.75% A,
                                                        E

Ratio of net investment income to average net assets     .45% A

Portfolio turnover                                       93% A

Average commission rate F                               $ .0275

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - CLASS B
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   .00

 Net realized and unrealized gain (loss)                        .88

 Total from investment operations                               .88

Less Distributions

 From net investment income                                     (.01)

Net asset value, end of period                                 $ 10.87

TOTAL RETURN B, C                                               8.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 10,376

Ratio of expenses to average net assets                         2.25% A,
                                                               E

Ratio of net investment income (loss) to average net assets     (.05)% A

Portfolio turnover                                              93% A

Average commission rate F                                      $ .0275

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income                                   .05

 Net realized and unrealized gain (loss)                 .86

 Total from investment operations                        .91

Less Distributions

 From net investment income                              (.02)

Net asset value, end of period                          $ 10.89

TOTAL RETURN B, C                                        9.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,240

Ratio of expenses to average net assets                  1.25% A,
                                                        E

Ratio of net investment income to average net assets     1.17% A

Portfolio turnover                                       93% A

Average commission rate F                               $ .0275

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO MAY 31, 1997.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities Exchange Commission (the SEC), the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $61,756,160 and $11,100,454, respectively, of which U.S. government and government agency obligations aggregated $49,710 and $50,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,829,348 and $1,811,952, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .51% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 960      $ 960

CLASS T     49,056     49,056

CLASS B     21,170     5,291

           $ 71,186   $ 55,307

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 23,425    $ 15,320

CLASS T     109,380     73,460

CLASS B     8,999       0 *

           $ 141,804   $ 88,780

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agent) contract with respect to its shares. The Transfer Agent receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to the transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC *    $ 1,388    .36 **

CLASS T                 FIIOC *     22,350    .23 **

CLASS B                 FIIOC *     5,519     .26 **

INSTITUTIONAL CLASS     FIIOC *     1,397     .25 **

                                   $ 30,654

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $7,894 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.50%         $ 12,664

CLASS T                1.75%          27,084

CLASS B                2.25%          13,536

INSTITUTIONAL CLASS    1.25%          12,185

                                     $ 65,469

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS
                              ENDED
                              MAY 31,
                              1997 A

CLASS A

From net investment income    $ 928

CLASS T

From net investment income     25,607

CLASS B

From net investment income     5,594

INSTITUTIONAL CLASS

From net investment income     1,400

                              $ 33,529

A DISTRIBUTIONS FOR ALL CLASSES ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MAY 31, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES              DOLLARS

                                 SIX MONTHS ENDED    SIX MONTHS ENDED
                                 MAY 31,             MAY 31,

                                 1997 A              1997 A



CLASS A                           183,881            $ 1,889,270
Shares sold

Reinvestment of distributions     76                  787

Shares redeemed                   (4,883)             (50,351)

Net increase (decrease)           179,074            $ 1,839,706

CLASS T                           4,117,418          $ 42,207,290
Shares sold

Reinvestment of distributions     2,377               24,601

Shares redeemed                   (147,348)           (1,514,918)

Net increase (decrease)           3,972,447          $ 40,716,973

CLASS B                           1,018,292          $ 10,479,417
Shares sold

Reinvestment of distributions     484                 5,015

Shares redeemed                   (64,272)            (666,062)

Net increase (decrease)           954,504            $ 9,818,370

INSTITUTIONAL CLASS               315,227            $ 3,207,664
Shares sold

Reinvestment of distributions     136                 1,400

Shares redeemed                   (201,475)           (2,083,935)

Net increase (decrease)           113,888            $ 1,125,129

A SHARE TRANSACTIONS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MAY 31, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 12,408

CLASS T                 34,128

CLASS B                 14,423

INSTITUTIONAL CLASS     11,880

                       $ 72,839



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Jennifer Uhrig, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

GROWTH & INCOME
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              5     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT SUMMARY     8     A summary of the fund's
                             investments.

INVESTMENTS            9     A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   20    Statements of assets and
                             liabilities, operations, and changes
                             in net assets, as well as financial
                             highlights.

NOTES                  28    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR GROWTH & INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now. CUMULATIVE TOTAL RETURNS
PERIOD ENDED MAY 31, 1997    LIFE OF
                             FUND

Advisor Growth & Income -    9.11%
 Institutional Class

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund has a longer record, you can compare Institutional Class' returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
or bonds will vary. That
means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Beth Terrana, Portfolio Manager of Fidelity Advisor Growth & Income Fund
Q. HOW DID THE FUND PERFORM, BETH?
A. The fund commenced operations on December 31, 1996. From that date through May 31, 1997, the fund's Institutional Class shares returned 9.11%. For the most similar period available for its peer group, the growth and income funds average, as tracked by Lipper Analytical Services, returned 11.24%. The Standard & Poor's 500 Index returned 13.43% from the funds inception through May 31, 1997.
Q. WHAT WERE THE KEY FACTORS BEHIND THE FUND'S PERFORMANCE?
A. Broadly speaking, my decision to emphasize selected stocks in the strong finance, health and industrial machinery sectors was particularly helpful. Within the finance and health sectors, I emphasized money-center banks and pharmaceuticals, including BankAmerica and SmithKline Beecham - two of the largest contributors to the fund's performance during the period. Industrial machinery giant General Electric - the fund's top holding - was another notable contributor, based on its strong performance and its overweighting in the fund relative to the index. Additionally, a substantial underweighting of generally weak electric and telecommunications utilities stocks proved very helpful.
Q. THE FUND PERFORMED WELL IN ABSOLUTE TERMS, BUT TRAILED THE INDEX. WHY
WAS THIS?
A. A significant portion of the fund's underperformance resulted from underexposure to a number of large-capitalization nondurables and technology stocks, which accounted for a disproportionate amount of the index's return. Coca-Cola and Microsoft - two of the largest index components - illustrate this point particularly well. Together, these two stocks accounted for approximately 1.5% of the index's return. While in hindsight I clearly wish I'd owned more of these stocks, the fundamentals for these companies didn't appear to support their valuations, which were at steep premiums to the overall market and comparable firms.
Q. HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE PAST FIVE
MONTHS?
A. It was really quite remarkable, particularly when one considers that the S&P 500's return for the first five months of the year exceeded the typical annual return. Among the major underpinnings for this favorable climate were a continuation of strong corporate earnings, moderate economic growth and an almost complete lack of inflation. That's not to say the past few months have been uneventful. Market volatility has increased substantially in recent months, particularly in March and April when the S&P 500 corrected nearly 10% following heightened interest rate concerns. Given this environment - and the fact that the current economic expansion has extended into its seventh year - investors generally remained focused on large-capitalization companies that are typically considered safer investments during choppy markets and in the latter stages of an economic cycle. Also, large-capitalization stocks have generated better earnings growth over recent years relative to their smaller-capitalization counterparts. As a result, these stocks continued to propel the market's rise.
Q. DOES THIS MEAN YOU ARE NOW LOOKING PRIMARILY AT THE SO-CALLED "NIFTY-FIFTY" STOCKS - LARGE-CAPITALIZATION STOCKS THAT HAVE DOMINATED THE INDEX'S RETURN RECENTLY?
A. No, I'm not focused on these stocks exclusively. While larger-capitalization stocks - and some "Nifty-Fifty" stocks, notably General Electric - do comprise a portion of the fund's investments, my investment universe encompasses a much wider spectrum of stocks. Typically, my investments are an eclectic mix of mid- to large-capitalization stocks - in a variety of industries - with solid fundamentals and attractive valuations. For example, I don't believe anyone would characterize either Tyco International or Consolidated Stores as "Nifty-Fifty" stocks, yet they are top holdings within the fund, and both contributed positively to fund performance.
Q. COULD YOU EXPAND ON A FEW INVESTMENTS THAT LOOKED PARTICULARLY ATTRACTIVE DURING THE PERIOD?
A. Sure. Let's first continue with Tyco International. This firm is a diversified industrial products manufacturer - not the toy company with a similar name. Tyco recently has been improving financial returns from old-line businesses and making strategic acquisitions of complementary businesses. Another area of recent interest was retailing, particularly selected department stores. This industry is expected to benefit from a reduction in store overcapacity, which hampered it over the past five years. Federated Stores, one of the fund's top positions, showed improved earnings prospects toward the end of the period.
Q. WHAT WAS THE STORY BEHIND FINANCE AND HEALTH STOCKS, THE FUND'S TWO LARGEST SECTOR COMMITMENTS?
A. Within the finance sector, I've concentrated mostly on larger banks and diversified financials, based on positive trends that began several years ago. Specifically, these firms have been reducing their cost structures through restructurings, improving their balance sheets through better portfolio management and buying back their stock. Selected pharmaceutical stocks also offered compelling fundamentals, based largely on rising drug utilization - which has driven unit sales growth rates higher - and solid pipelines of exciting new products.
Q. WHAT DO YOU ENVISION FOR THE NEXT SIX MONTHS?
A. As a backdrop to the stock market, I believe it's very likely that the supportive environment we've seen - moderate economic growth and low inflation - will continue. Also, given that there are few signs of inflation, I don't foresee any significant action by the Federal Reserve to raise interest rates - an event that would likely be a negative, at least over the short-term. Assuming this favorable economic environment continues, the critical factor going forward will be corporate earnings, which at this time appear relatively sustainable overall. However, I remain focused on those companies capable of delivering exceptional numbers, particularly given the recent propensity of the market to dramatically reduce stock prices upon earnings disappointments. Recently, even earnings numbers that come in as expected have resulted in large stock-price declines, partly because analysts' "real" expectations were even higher. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high total
return through a combination
of current income and capital
appreciation
START DATE: December 31,
1996
SIZE: as of May 31, 1997,
more than $56 million
MANAGER: Beth Terrana,
since inception; joined
Fidelity in 1983
(checkmark)
BETH TERRANA ON HER
INVESTING STYLE:
"Fundamentally, I am a
bottom-up investor who
believes that superior
investment performance
results from owning companies
with improving financial
returns. Improvements in
financial returns drive both
sustainable improvements in
a company's long-term
growth rate and its earnings
power. As I analyze potential
investments, the most
important factors I look for
include restructuring
potential, rising returns on
invested capital, good
balance sheet management,
strong free cash flow and
shareholder-friendly
management. More recently,
global franchises and strong
brands have also become
increasingly important factors.
Generally, I've found that
companies exhibiting some or
all of these attributes tend to
generate improving
financial returns -
including expanding profit
margins and accelerating
earnings growth rates - over
time. Further, as a firm's
financial returns improve, its
stock is likely to be rewarded
with a higher valuation once
the market catches on."
INVESTMENT SUMMARY


TOP TEN STOCKS AS OF MAY 31, 1997
                                    % OF FUND'S INVESTMENTS

General Electric Co.                3.4

Philip Morris Companies, Inc.       3.2

Tyco International Ltd.             2.2

BankAmerica Corp.                   2.2

Citicorp                            1.8

Bristol-Myers Squibb Co.            1.6

Consolidated Stores Corp.           1.6

Federated Department Stores, Inc.   1.5

SmithKline Beecham PLC ADR          1.4

Johnson & Johnson                   1.4

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                                   % OF FUND'S INVESTMENTS

Finance                            14.0

Health                             13.0

Nondurables                        9.7

Industrial Machinery & Equipment   9.6

Retail & Wholesale                 8.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 *
Stocks 93.2%
Convertible securities 1.7%
Short-term investments 5.1%
FOREIGN
INVESTMENTS 5.6%
Row: 1, Col: 1, Value: 5.1
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 93.2
*
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 4.3%
AEROSPACE & DEFENSE - 3.8%
Alliant Techsystems, Inc. (a)  200 $ 9,572
AlliedSignal, Inc.   7,500  575,625
Boeing Co.   3,500  368,375
Lockheed Martin Corp.   3,600  337,050
Textron, Inc.   3,200  379,200
United Technologies Corp.   6,400  514,400
  2,184,222
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   4,500  214,875
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.   2,700  44,888
TOTAL AEROSPACE & DEFENSE   2,443,985
BASIC INDUSTRIES - 5.2%
CHEMICALS & PLASTICS - 3.7%
Air Products & Chemicals, Inc.   3,500  272,125
Avery Dennison Corp.   900  33,991
Cytec Industries, Inc. (a)  1,300  50,863
Goodrich (B.F.) Co.   400  17,200
Hercules, Inc.   800  37,500
Monsanto Co.   12,700  558,800
Praxair, Inc.   14,800  778,850
Raychem Corp.   1,700  126,013
Sealed Air Corp. (a)   4,600  211,025
  2,086,367
PACKAGING & CONTAINERS - 0.4%
Corning, Inc.   4,300  216,613
PAPER & FOREST PRODUCTS - 1.1%
Fort Howard Corp. (a)  2,400  110,250
James River Corp. of Virginia  3,500  122,938
Kimberly-Clark Corp.   7,600  380,950
  614,138
TOTAL BASIC INDUSTRIES   2,917,118
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 3.4%
BUILDING MATERIALS - 2.1%
American Standard Companies, Inc. (a)   8,100 $ 406,013
Masco Corp.   14,000  544,250
Sherwin-Williams Co.   7,200  216,000
  1,166,263
REAL ESTATE - 0.1%
Rouse Co. (The)  1,800  50,175
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Beacon Properties Corp.   4,400  136,400
Duke Realty Investors, Inc.   3,000  114,375
Equity Residential Properties Trust (SBI)  4,100  193,725
Public Storage, Inc.   5,900  157,088
Speiker Properties, Inc.   700  25,813
Storage USA, Inc.   1,800  68,625
  696,026
TOTAL CONSTRUCTION & REAL ESTATE   1,912,464
DURABLES - 2.4%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Chrysler Corp.   2,700  85,725
Navistar International Corp.   400  6,618
  92,343
CONSUMER DURABLES - 1.1%
Minnesota Mining & Manufacturing Co.   7,100  651,425
CONSUMER ELECTRONICS - 0.4%
Newell Co.   6,500  248,625
TEXTILES & APPAREL - 0.7%
Liz Claiborne, Inc.   5,300  241,813
VF Corp.   1,700  132,813
  374,626
TOTAL DURABLES   1,367,019
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 6.7%
ENERGY SERVICES - 0.9%
Halliburton Co.   2,600 $ 201,175
Schlumberger Ltd.   2,800  333,550
  534,725
OIL & GAS - 5.8%
Amoco Corp.   4,300  384,313
British Petroleum PLC ADR  4,833  700,181
Burlington Resources, Inc.   2,300  106,950
Exxon Corp.   8,000  474,000
Mobil Corp.   1,600  223,800
Texaco, Inc.   4,900  534,713
Tosco Corp.   6,800  221,850
Total SA sponsored ADR  3,900  177,938
USX-Marathon Group   10,100  300,475
Unocal Corp.   4,000  170,500
  3,294,720
TOTAL ENERGY   3,829,445
FINANCE - 14.0%
BANKS - 7.4%
Bank of New York Co., Inc.   12,500  532,813
BankAmerica Corp.   10,600  1,238,877
BankBoston Corp.   2,700  197,100
Citicorp  9,000  1,029,375
First Bank System, Inc.   5,900  483,800
First Union Corp.   2,600  223,275
Mellon Bank Corp.   3,200  280,000
NationsBank Corp.   4,100  241,388
  4,226,628
CREDIT & OTHER FINANCE - 1.6%
American Express Co.   5,700  396,150
Associates First Capital Corp.   3,300  155,925
Household International, Inc.   3,700  363,525
  915,600
FEDERAL SPONSORED CREDIT - 2.0%
Federal Home Loan Mortgage Corporation  16,700  551,100
Federal National Mortgage Association  13,500  588,938
  1,140,038
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - 2.1%
AFLAC, Inc.   500 $ 25,500
Allstate Corp.   7,700  566,913
MGIC Investment Corp.   500  44,500
PMI Group, Inc.   500  27,438
TIG Holdings, Inc.   1,400  37,800
Travelers Group, Inc. (The)  9,400  515,825
  1,217,976
SAVINGS & LOANS - 0.9%
Ahmanson (H.F.) & Co.   3,100  126,325
Charter One Financial Corp.   1,800  84,375
Great Western Financial Corp.   5,600  271,600
  482,300
TOTAL FINANCE   7,982,542
HEALTH - 12.7%
DRUGS & PHARMACEUTICALS - 7.9%
American Home Products Corp.   9,300  709,125
Amgen, Inc.   3,500  234,063
Bristol-Myers Squibb Co.   12,400  909,850
Cytyc Corp. (a)  1,400  34,125
Merck & Co., Inc.   5,100  458,363
Pfizer, Inc.   5,700  586,388
Schering-Plough Corp.   5,000  453,750
SmithKline Beecham PLC ADR  9,200  805,000
Warner-Lambert Co.   2,700  272,025
  4,462,689
MEDICAL EQUIPMENT & SUPPLIES - 4.2%
Abbott Laboratories  3,600  226,800
Bard (C.R.), Inc.   4,000  128,000
Baxter International, Inc.   5,100  269,025
Boston Scientific Corp. (a)   5,700  304,238
Johnson & Johnson  13,300  796,338
McKesson Corp.   2,900  217,863
Medtronic, Inc.   3,700  273,800
Millipore Corp.   3,600  155,250
  2,371,314
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.6%
Columbia/HCA Healthcare Corp.   2,400 $ 87,900
Humana, Inc. (a)  6,400  144,800
United HealthCare Corp.   2,300  129,950
  362,650
TOTAL HEALTH   7,196,653
HOLDING COMPANIES - 0.1%
CINergy Corp.   2,100  73,498
INDUSTRIAL MACHINERY & EQUIPMENT - 9.1%
ELECTRICAL EQUIPMENT - 5.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  800  18,200
Alcatel Alsthom Compagnie Generale d'Electricite SA  2,100  227,687
Emerson Electric Co.   7,400  399,600
General Electric Co.   32,000  1,932,000
Harris Corp.   1,100  97,488
Westinghouse Electric Corp.   7,942  160,826
  2,835,801
INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%
Illinois Tool Works, Inc.   8,000  397,000
Stanley Works  14,200  582,200
Tyco International Ltd.   19,700  1,250,950
  2,230,150
POLLUTION CONTROL - 0.2%
Waste Management, Inc.   4,000  127,000
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   5,192,951
MEDIA & LEISURE - 5.3%
BROADCASTING - 1.1%
Evergreen Media Corp. Class A (a)  7,900  307,113
Time Warner, Inc.   7,100  330,150
  637,263
ENTERTAINMENT - 0.6%
Disney (Walt) Co.   4,500  368,438
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.6%
Hasbro, Inc.   2,250 $ 65,250
Mattel, Inc.   8,700  259,913
  325,163
LODGING & GAMING - 0.3%
Host Marriott Corp. (a)  10,100  178,013
PUBLISHING - 2.7%
Cognizant Corp.   5,000  185,000
Harcourt General, Inc.   3,300  156,338
McGraw-Hill, Inc.   4,900  267,663
Meredith Corp.   5,200  134,550
Scholastic Corp. (a)   2,800  83,300
Times Mirror Co. Class A  8,600  482,675
World Color Press, Inc. (a)   8,200  215,250
  1,524,776
TOTAL MEDIA & LEISURE   3,033,653
NONDURABLES - 9.7%
BEVERAGES - 1.1%
Anheuser-Busch Companies, Inc.   3,000  128,625
PepsiCo, Inc.   13,000  477,750
  606,375
FOODS - 1.2%
Campbell Soup Co.   11,800  542,800
Heinz (H.J.) Co.   200  8,579
Hershey Foods Corp.   2,200  123,475
  674,854
HOUSEHOLD PRODUCTS - 4.2%
Avon Products, Inc.   6,400  408,000
Clorox Co.   1,800  227,250
Colgate-Palmolive Co.   500  30,987
Gillette Co.   2,290  203,524
Procter & Gamble Co.   4,500  620,438
Rubbermaid, Inc.   300  8,363
Unilever NV ADR   3,200  620,000
Unilever PLC Ord.  10,000  268,214
  2,386,776
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 3.2%
Philip Morris Companies, Inc.   41,700 $ 1,834,800
TOTAL NONDURABLES   5,502,805
PRECIOUS METALS - 0.1%
Getchell Gold Corp. (a)   1,800  71,775
RETAIL & WHOLESALE - 8.5%
APPAREL STORES - 1.5%
Gap, Inc.   9,700  332,225
Payless ShoeSource, Inc. (a)   10,800  511,650
  843,875
DRUG STORES - 1.0%
CVS Corp.   9,675  463,191
Walgreen Co.   1,500  70,125
  533,316
GENERAL MERCHANDISE STORES - 5.0%
Coles Myer Ltd.   2,500  11,640
Consolidated Stores Corp. (a)   23,200  887,400
Dayton Hudson Corp.   3,900  187,688
Family Dollar Stores, Inc.   4,400  113,300
Federated Department Stores, Inc. (a)   22,800  843,600
Neiman-Marcus Group, Inc. (a)  2,700  71,550
Sears, Roebuck & Co.   8,700  427,388
Wal-Mart Stores, Inc.   10,000  297,500
  2,840,066
GROCERY STORES - 0.4%
Ahold NV  1,200  91,207
American Stores Co.   2,700  122,850
Asda Group PLC  9,800  19,292
  233,349
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Home Depot, Inc. (The)  5,300  333,900
Williams-Sonoma, Inc. (a)  500  18,438
  352,338
TOTAL RETAIL & WHOLESALE   4,802,944
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 3.4%
ADVERTISING - 2.1%
Interpublic Group of Companies, Inc.   5,600 $ 335,300
Omnicom Group, Inc.   9,400  545,200
Outdoor Systems, Inc.   1,600  53,000
WPP Group PLC  59,900  235,340
  1,168,840
LEASING & RENTAL - 0.3%
Republic Industries, Inc. (a)   2,700  64,969
Ryder Systems, Inc.   3,900  129,188
  194,157
PRINTING - 0.3%
Donnelley (R.R.) & Sons Co.   4,800  178,200
SERVICES - 0.7%
ADT Ltd. (a)  4,900  142,713
Ecolab, Inc.   1,800  74,925
National Service Industries, Inc.   1,800  78,975
Service Corp. International  2,900  102,225
  398,838
TOTAL SERVICES   1,940,035
TECHNOLOGY - 6.9%
COMPUTER SERVICES & SOFTWARE - 1.8%
Adobe Systems, Inc.   2,800  124,950
Automatic Data Processing, Inc.   2,900  142,463
Ceridian Corp. (a)  1,300  47,775
CompUSA, Inc. (a)   8,000  186,000
Microsoft Corp. (a)  3,100  384,400
Oracle Systems Corp. (a)  3,100  144,538
  1,030,126
COMPUTERS & OFFICE EQUIPMENT - 3.9%
Compaq Computer Corp. (a)  4,900  530,425
Diebold, Inc.   6,950  260,625
Hewlett-Packard Co.   1,100  56,650
International Business Machines Corp.   9,200  795,800
Pitney Bowes, Inc.   7,000  491,750
Tech Data Corp. (a)  2,800  82,950
  2,218,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 1.2%
Intel Corp.   4,400 $ 666,600
TOTAL TECHNOLOGY   3,914,926
UTILITIES - 1.4%
ELECTRIC UTILITY - 0.6%
Allegheny Power System, Inc.   700  18,288
Boston Edison Co.   500  12,875
DTE Energy Co.   1,800  47,925
Edison International  7,300  170,638
New York State Electric & Gas Corp.   1,800  39,150
Public Service Co. of Colorado  900  36,338
  325,214
GAS - 0.4%
Williams Companies, Inc.   5,100  225,038
TELEPHONE SERVICES - 0.4%
WorldCom, Inc. (a)  8,000  237,000
TOTAL UTILITIES   787,252
TOTAL COMMON STOCKS
(Cost $49,323,736)   52,969,065
CONVERTIBLE PREFERRED STOCKS - 0.9%
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Vornado Realty Trust $3.25 Series A  1,600  81,600
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  2,100  50,138
ENERGY - 0.3%
OIL & GAS - 0.3%
Tosco Financing Trust $2.875 (c)  2,400  141,000
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 0.0%
CREDIT & OTHER FINANCE - 0.0%
SCI Finance, Series A, $3.125  100 $ 11,400
HEALTH - 0.3%
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
McKesson Financing Trust $2.50 (c)  2,800  167,300
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Host Marriott Financial Trust $3.375 (c)  1,400  79,800
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $502,687)   531,238
CONVERTIBLE BONDS - 0.8%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
POLLUTION CONTROL - 0.5%
USA Waste Services, Inc. 4%, 2/1/02  Ba2 $ 208,000  215,280
United Waste Systems, Inc. 4 1/2%, 6/1/01  B1  58,000  76,053
  291,333
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
HFS, Inc. 4 1/2%, 10/1/99  A3  9,000  26,730
RETAIL & WHOLESALE - 0.2%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
5%, 10/1/03  Baa3  65,000  80,112
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Staples, Inc. 4 1/2%, 10/1/00 (c)  Ba2  43,000  49,450
TOTAL RETAIL & WHOLESALE   129,562
TOTAL CONVERTIBLE BONDS
(Cost $437,922)   447,625
CASH EQUIVALENTS - 5.1%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
(Cost $2,892,616)  2,892,616 $ 2,892,616
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $53,156,961)   $ 56,840,544
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.54%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $437,550 or 0.8% of net assets.
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $53,156,961. Net unrealized appreciation aggregated $3,683,583, of which $4,073,087 related to appreciated investment securities and $389,504 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $53,156,961) -                  $ 56,840,544
See accompanying schedule

Receivable for investments sold                                           540,583

Receivable for fund shares sold                                           567,973

Dividends receivable                                                      94,874

Interest receivable                                                       20,171

Prepaid expenses                                                          43,073

 TOTAL ASSETS                                                             58,107,218

LIABILITIES

Payable for investments purchased                          $ 1,164,418

Payable for fund shares redeemed                            53,944

Accrued management fee                                      22,497

Distribution fees payable                                   24,598

Other payables and accrued expenses                         48,124

 TOTAL LIABILITIES                                                        1,313,581

NET ASSETS                                                               $ 56,793,637

Net Assets consist of:

Paid in capital                                                          $ 53,500,178

Undistributed net investment income                                       18,182

Accumulated undistributed net realized gain (loss) on                     (408,306)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                             3,683,583
investments

NET ASSETS                                                               $ 56,793,637


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $10.91
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,953,017 (divided by) 179,074 shares)

Maximum offering price per share (100/94.75 of $10.91)           $11.51

CLASS T:                                                         $10.88
NET ASSET VALUE and redemption price per share
 ($43,224,673 (divided by) 3,972,447 shares)

Maximum offering price per share (100/96.50 of $10.88)           $11.27

CLASS B:                                                         $10.87
NET ASSET VALUE and offering price per share
 ($10,375,537 (divided by) 954,504 shares) A

INSTITUTIONAL CLASS:                                             $10.89
NET ASSET VALUE, offering price and redemption price per share ($1,240,410 (divided by) 113,888 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                    $ 218,514
Dividends

Interest                                                              63,492

 TOTAL INCOME                                                         282,006

EXPENSES

Management fee                                          $ 64,540

Transfer agent fees                                      30,654

Distribution fees                                        71,186

Accounting fees and expenses                             25,000

Non-interested trustees' compensation                    27

Custodian fees and expenses                              18,194

Registration fees                                        72,839

Audit                                                    12,472

Miscellaneous                                            852

 Total expenses before reductions                        295,764

 Expense reductions                                      (65,469)     230,295

NET INVESTMENT INCOME                                                 51,711

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                   (391,362)

 Foreign currency transactions                           452

 Futures contracts                                       (17,396)     (408,306)

Change in net unrealized appreciation (depreciation)                  3,683,583
on investment securities

NET GAIN (LOSS)                                                       3,275,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 3,326,988
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      DECEMBER 31, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      MAY 31, 1997
      (UNAUDITED)


INCREASE (DECREASE) IN NET ASSETS

Operations                                                                   $ 51,711
Net investment income

 Net realized gain (loss)                                                     (408,306)

 Change in net unrealized appreciation (depreciation)                         3,683,583

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              3,326,988
FROM OPERATIONS

Distributions to shareholders from net investment income                      (33,529)

Share transactions - net increase (decrease)                                  53,500,178

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     56,793,637

NET ASSETS

 Beginning of period                                                          -

 End of period (including undistributed net investment income of $18,182)    $ 56,793,637


FINANCIAL HIGHLIGHTS - CLASS A
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income                                   .03

 Net realized and unrealized gain (loss)                 .89

 Total from investment operations                        .92

Less Distributions

 From net investment income                              (.01)

Net asset value, end of period                          $ 10.91

TOTAL RETURN B, C                                        9.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,953

Ratio of expenses to average net assets                  1.50% A,
                                                        E

Ratio of net investment income to average net assets     .76% A

Portfolio turnover                                       93% A

Average commission rate F                               $ .0275

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - CLASS T
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income                                   .02

 Net realized and unrealized gain (loss)                 .87

 Total from investment operations                        .89

Less Distributions

 From net investment income                              (.01)

Net asset value, end of period                          $ 10.88

TOTAL RETURN B, C                                        8.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 43,225

Ratio of expenses to average net assets                  1.75% A,
                                                        E

Ratio of net investment income to average net assets     .45% A

Portfolio turnover                                       93% A

Average commission rate F                               $ .0275

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - CLASS B
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   .00

 Net realized and unrealized gain (loss)                        .88

 Total from investment operations                               .88

Less Distributions

 From net investment income                                     (.01)

Net asset value, end of period                                 $ 10.87

TOTAL RETURN B, C                                               8.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 10,376

Ratio of expenses to average net assets                         2.25% A,
                                                               E

Ratio of net investment income (loss) to average net assets     (.05)% A

Portfolio turnover                                              93% A

Average commission rate F                                      $ .0275

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      PERIOD ENDED
      MAY 31, 1997 G

      (UNAUDITED)

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income                                   .05

 Net realized and unrealized gain (loss)                 .86

 Total from investment operations                        .91

Less Distributions

 From net investment income                              (.02)

Net asset value, end of period                          $ 10.89

TOTAL RETURN B, C                                        9.11%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 1,240

Ratio of expenses to average net assets                  1.25% A,
                                                        E

Ratio of net investment income to average net assets     1.17% A

Portfolio turnover                                       93% A

Average commission rate F                               $ .0275

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO MAY 31, 1997.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




9. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
10. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities Exchange Commission (the SEC), the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
11. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $61,756,160 and $11,100,454, respectively, of which U.S. government and government agency obligations aggregated $49,710 and $50,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,829,348 and $1,811,952, respectively.
12. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .51% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 960      $ 960

CLASS T     49,056     49,056

CLASS B     21,170     5,291

           $ 71,186   $ 55,307

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 23,425    $ 15,320

CLASS T     109,380     73,460

CLASS B     8,999       0 *

           $ 141,804   $ 88,780

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agent) contract with respect to its shares. The Transfer Agent receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to the transfer agent:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 FIIOC *    $ 1,388    .36 **

CLASS T                 FIIOC *     22,350    .23 **

CLASS B                 FIIOC *     5,519     .26 **

INSTITUTIONAL CLASS     FIIOC *     1,397     .25 **

                                   $ 30,654

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $7,894 for the period.
13. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.50%         $ 12,664

CLASS T                1.75%          27,084

CLASS B                2.25%          13,536

INSTITUTIONAL CLASS    1.25%          12,185

                                     $ 65,469

14. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS
                              ENDED
                              MAY 31,
                              1997 A

CLASS A

From net investment income    $ 928

CLASS T

From net investment income     25,607

CLASS B

From net investment income     5,594

INSTITUTIONAL CLASS

From net investment income     1,400

                              $ 33,529

A DISTRIBUTIONS FOR ALL CLASSES ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MAY 31, 1997.
15. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
                                 SHARES              DOLLARS

                                 SIX MONTHS ENDED    SIX MONTHS ENDED
                                 MAY 31,             MAY 31,

                                 1997 A              1997 A



CLASS A                           183,881            $ 1,889,270
Shares sold

Reinvestment of distributions     76                  787

Shares redeemed                   (4,883)             (50,351)

Net increase (decrease)           179,074            $ 1,839,706

CLASS T                           4,117,418          $ 42,207,290
Shares sold

Reinvestment of distributions     2,377               24,601

Shares redeemed                   (147,348)           (1,514,918)

Net increase (decrease)           3,972,447          $ 40,716,973

CLASS B                           1,018,292          $ 10,479,417
Shares sold

Reinvestment of distributions     484                 5,015

Shares redeemed                   (64,272)            (666,062)

Net increase (decrease)           954,504            $ 9,818,370

INSTITUTIONAL CLASS               315,227            $ 3,207,664
Shares sold

Reinvestment of distributions     136                 1,400

Shares redeemed                   (201,475)           (2,083,935)

Net increase (decrease)           113,888            $ 1,125,129

A SHARE TRANSACTIONS ARE FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF SHARES) TO MAY 31, 1997.
16. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 12,408

CLASS T                 34,128

CLASS B                 14,423

INSTITUTIONAL CLASS     11,880

                       $ 72,839





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Jennifer Uhrig, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox  *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

MID CAP
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              10    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     13    A summary of major shifts in the
                             fund's investments over the last six
                             months.

INVESTMENTS            14    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   24    Statements of assets and
                             liabilities, operations, and changes
                             in net assets, as well as financial
                             highlights.

NOTES                  32    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MID CAP FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997     PAST 6   PAST 1   LIFE OF
                               MONTHS   YEAR     FUND

Advisor Mid Cap - Class A      5.87%    9.91%    23.87%

Advisor Mid Cap - Class A      0.32%    4.14%    17.37%
(incl. 5.25% sales charge)

Standard & Poor's MidCap 400   10.03%   18.16%   25.19%

Mid-Cap Funds Average          4.49%    7.92%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 207 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997     PAST 1   LIFE OF
                               YEAR     FUND

Advisor Mid Cap - Class A      9.91%    18.22%

Advisor Mid Cap - Class A      4.14%    13.34%
(incl. 5.25% sales charge)

Standard & Poor's MidCap 400   18.16%   19.20%

Mid-Cap Funds Average          7.92%    n/a

AVERAGE ANNUAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. $10,000 OVER LIFE OF FUND
  1996/02/20       9475.00                    10000.00
  1996/02/29       9645.55                    10023.70
  1996/03/31       9721.35                    10143.79
  1996/04/30      10195.10                    10453.58
  1996/05/31      10678.33                    10594.91
  1996/06/30      10204.58                    10435.88
  1996/07/31       9560.28                     9729.90
  1996/08/31      10214.05                    10291.02
  1996/09/30      10886.78                    10739.71
  1996/10/31      10593.05                    10770.96
  1996/11/30      11085.75                    11377.69
  1996/12/31      10945.40                    11390.32
  1997/01/31      11321.82                    11817.91
  1997/02/28      11119.13                    11720.77
  1997/03/31      10520.71                    11221.11
  1997/04/30      10819.92                    11512.07
  1997/05/30      11736.86                    12518.69
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class A on February 20, 1996, when the fund started, and the current maximum 5.25% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $11,737 - a 17.37% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,519 - a 25.19% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR MID CAP FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997     PAST 6   PAST 1   LIFE OF
                               MONTHS   YEAR     FUND

Advisor Mid Cap - Class T      5.94%    9.98%    23.95%

Advisor Mid Cap - Class T      2.23%    6.13%    19.61%
(incl. 3.50% sales charge)

Standard & Poor's MidCap 400   10.03%   18.16%   25.19%

Mid-Cap Funds Average          4.49%    7.92%    n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 207 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997     PAST 1   LIFE OF
                               YEAR     FUND

Advisor Mid Cap - Class T      9.98%    18.28%

Advisor Mid Cap - Class T      6.13%    15.03%
(incl. 3.50% sales charge)

Standard & Poor's MidCap 400   18.16%   19.20%

Mid-Cap Funds Average          7.92%    n/a

AVERAGE ANNUAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year. $10,000 OVER LIFE OF FUND
  1996/02/20       9650.00                    10000.00
  1996/02/29       9823.70                    10023.70
  1996/03/31       9900.90                    10143.79
  1996/04/30      10383.40                    10453.58
  1996/05/31      10875.55                    10594.91
  1996/06/30      10393.05                    10435.88
  1996/07/31       9736.85                     9729.90
  1996/08/31      10402.70                    10291.02
  1996/09/30      11078.20                    10739.71
  1996/10/31      10788.70                    10770.96
  1996/11/30      11290.50                    11377.69
  1996/12/31      11156.94                    11390.32
  1997/01/31      11529.49                    11817.91
  1997/02/28      11323.61                    11720.77
  1997/03/31      10715.76                    11221.11
  1997/04/30      11019.68                    11512.07
  1997/05/30      11960.87                    12518.69
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class T on February 20, 1996, when the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by May 31, 1997, the value of the investment would have grown to $11,961 - a 19.61% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,519 - a 25.19% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR MID CAP FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale was revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4%, respectively. CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                 PAST 6   PAST 1   LIFE OF
                                           MONTHS   YEAR     FUND

Advisor Mid Cap - Class B                  5.61%    9.09%    22.62%

Advisor Mid Cap - Class B                  0.61%    4.09%    18.62%
(incl. contingent deferred sales charge)

Standard & Poor's MidCap 400               10.03%   18.16%   25.19%

Mid-Cap Funds Average                      4.49%    7.92%    n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 207 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997                 PAST 1   LIFE OF
                                           YEAR     FUND

Advisor Mid Cap - Class B                  9.09%    17.28%

Advisor Mid Cap - Class B                  4.09%    14.28%
(incl. contingent deferred sales charge)

Standard & Poor's MidCap 400               18.16%   19.20%

Mid-Cap Funds Average                      7.92%    n/a

AVERAGE ANNUAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. $10,000 OVER LIFE OF FUND
  1996/02/20      10000.00                    10000.00
  1996/02/29      10170.00                    10023.70
  1996/03/31      10240.00                    10143.79
  1996/04/30      10730.00                    10453.58
  1996/05/31      11240.00                    10594.91
  1996/06/30      10730.00                    10435.88
  1996/07/31      10050.00                     9729.90
  1996/08/31      10720.00                    10291.02
  1996/09/30      11410.00                    10739.71
  1996/10/31      11110.00                    10770.96
  1996/11/30      11610.00                    11377.69
  1996/12/31      11471.34                    11390.32
  1997/01/31      11856.42                    11817.91
  1997/02/28      11633.48                    11720.77
  1997/03/31      11005.19                    11221.11
  1997/04/30      11309.20                    11512.07
  1997/05/30      11862.00                    12518.69
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 1997, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $11,862 - a 18.62% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,519 - a 25.19% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Katherine Collins became Portfolio Manager of Fidelity Advisor Mid Cap Fund on January 7, 1997.
Q. HOW DID THE FUND PERFORM, KATHERINE?
A. During the six months ending May 31, 1997, the fund's Class A, Class T and Class B shares had total returns of 5.87%, 5.94% and 5.61%, respectively, compared to a 10.03% increase in the Standard & Poor's MidCap 400 Index and a 4.49% increase in the mid-cap funds average monitored by Lipper Analytical Services. For the 12-month period ending May 31, 1997, the fund's Class A, Class T and Class B shares had total returns of 9.91%, 9.98% and 9.09%, respectively, while the Standard & Poor's MidCap 400 Index was up 18.16% and the Lipper average was up 7.92%.
Q. WHAT WERE THE KEY FACTORS AFFECTING THE FUND'S PERFORMANCE?
A. In general, mid-cap stocks underperformed large-cap stocks, reflecting uncertainty about the direction of the economy and a subsequent flight to large, high-quality companies, with more investment activity centering around "S&P 500"-type index funds. In addition, mid-cap companies' earnings growth was not as good as that of large-cap companies during the last six months.
Q. WHICH FUND HOLDINGS PERFORMED WELL?
A. Contributors to the fund's performance included Cytec Industries and Wisconsin Central Transportation. Cytec is a specialty chemical producer spun off from American Cyanamid several years ago. This company is an example of what I consider to be an overlooked, undervalued company that has continued to grow earnings consistently and has produced excellent cash flows. Wisconsin Central is a regional railroad operator in the U.S. that has made several attractive acquisitions in the United Kingdom, New Zealand and the U.S.
Q. TECHNOLOGY IS STILL THE LARGEST SECTOR IN THE PORTFOLIO. WHAT'S BEEN HAPPENING THERE?
A. Technology represents the largest portion of companies in the mid-cap universe. Still, I cut the percentage held by the fund quite a bit. As the period was winding down, we were heading into a seasonally weak time for technology stocks, so I positioned the fund somewhat more conservatively by buying more technical service companies and companies with recurring revenue streams. One such company, Keane, provides outsourced systems-related work for other companies that have systems issues, but don't want to hire their own programmers and consultants. One part of Keane's business that has been growing rapidly has been its work in the area of eliminating "Year 2000" computer problems.
Q. CAN YOU TELL US ABOUT OTHER CHANGES YOU'VE MADE SINCE TAKING OVER THE
FUND?
A. I've increased the fund's weighting in the media and leisure sector - and radio broadcasting companies in particular - because of the opportunities for consolidation activity resulting from the Telecommunications Act passed last year. Evergreen and Clear Channel Communications, radio broadcasting companies and two of the fund's top holdings, had both corrected at the end of 1996, so I bought them at attractive valuation levels. With consolidation in the broadcasting industry, there is potential for exceptionally strong cash flow growth, and the stocks' prices did not reflect that potential when I invested in them.
Q. YOU ALSO DOUBLED THE FUND'S HOLDINGS IN THE HEALTH SECTOR. WHERE DID YOU FIND THE BEST OPPORTUNITIES IN THE SECTOR?
A. Many of the health stocks I've added to the fund's portfolio are medical devices and service companies, such as Becton, Dickinson & Co. and McKesson Corp. Within the mid-cap universe, health care - and medical devices in particular - is an area where a great deal of product innovation - the driving force behind companies' growth - occurs. These companies have had strong financial returns and have maintained their competitive advantages. I've added to these positions because of the exceptional long-term potential here.
Q. WHAT WERE THE DISAPPOINTMENTS DURING THE PERIOD?
A. Toward the end of 1996, casinos and wireless telecommunications were disappointments, and in the first part of 1997 many technology and financial stocks performed poorly. Several gaming companies experienced disruptions due to building new facilities, and earnings fell short of investors' expectations. For wireless companies, increased competition and lower pricing resulted in poor financial performance. Specific stocks that were disappointing included Sun International, a casino company with several facilities, including an island in the Caribbean. There has been some controversy over the company's Atlantic City activities, which adversely affected its stock price. However, expansion plans at the island facility are progressing, and I think the stock can do well as attention is re-focused on this unique property. Another disappointment was Sitel Corporation, a company that provides teleservice outsourcing - or call centers - for other companies. After one of Sitel's competitors had prices reduced by a key customer, some observers speculated that the entire industry's pricing was going to fall.
Q. KATHERINE, WHAT'S YOUR OUTLOOK?
A. I'm very optimistic in my outlook for this market. The mid-cap stock universe offers many opportunities for growth and, as a group, these stocks look inexpensive compared to large-cap companies. This universe is truly designed for stock picking; no matter what the market does as a whole, there are great opportunities to make money.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: long-term growth of
capital by investing mainly in
equity securities of
companies with
medium-sized market
capitalizations
START DATE: February 20,
1996
SIZE: as of May 31, 1997,
more than $352 million
MANAGER: Katherine Collins,
since January 1997; joined
Fidelity in 1990
(checkmark)
KATHERINE COLLINS ON HER
INVESTMENT PHILOSOPHY:
"In the seven years I've been
with Fidelity, I've learned
three important lessons. First,
you can make money in all
types of companies - it just
depends on the timing. The
business world is dynamic
and it pays to keep an open
mind. In fact, the best
opportunities to profit often
occur in times of change.
Second, I'm not a strict
follower of either end of the
investment style spectrum. I
don't have the patience of a
pure value investor, nor the
cast-iron stomach of a very
aggressive growth investor. I
like to balance fundamentals
and valuations, which some
call `growth at a reasonable
price.' Third, and most
important, there's no
substitute for tire kicking.
Fidelity's internal research
capability is an enormous
advantage, especially in the
under-researched mid-cap
universe."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                         % OF FUND'S    % OF FUND'S
                                         INVESTMENTS    INVESTMENTS
                                                        IN THESE STOCKS
                                                        6 MONTHS AGO

Evergreen Media Corp. Class A            1.3            0.0

Wisconsin Central Transportation Corp.   1.3            0.8

Keane, Inc.                              1.3            0.5

Clear Channel Communications, Inc.       1.3            0.0

USA Waste Services, Inc.                 1.2            0.3

Oxford Health Plans, Inc.                1.1            0.0

TJX Companies, Inc.                      1.1            0.0

Boston Scientific Corp.                  1.1            0.0

Cytec Industries, Inc.                   1.1            2.0

Omnicom Group, Inc.                      1.1            0.3

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           14.5           22.1

Media & Leisure      12.8           6.3

Health               9.9            5.0

Retail & Wholesale   8.1            6.6

Finance              7.6            12.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 8.800000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 45.0
Row: 1, Col: 4, Value: 46.2
Stocks 95.5%
Bonds 0.1%
Short-term
investments 4.4%
FOREIGN
INVESTMENTS 2.4%
Stocks 91.2%
Bonds 0.0%
Short-term
investments 8.8%
FOREIGN
INVESTMENTS 2.3%
Row: 1, Col: 1, Value: 4.4
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 47.0
Row: 1, Col: 4, Value: 48.5
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.0%
AEROSPACE & DEFENSE - 1.2%
BE Aerospace, Inc. (a)  56,600 $ 1,378,370
Gulfstream Aerospace Corp. (a)  64,800  1,903,500
Wyman-Gordon Co. (a)  47,400  1,078,350
  4,360,220
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  38,400  1,737,600
SHIP BUILDING & REPAIR - 0.3%
Avondale Industries, Inc. (a)  57,600  1,094,400
TOTAL AEROSPACE & DEFENSE   7,192,220
BASIC INDUSTRIES - 6.9%
CHEMICALS & PLASTICS - 2.8%
Cytec Industries, Inc. (a)  99,300  3,885,113
Goodrich (B.F.) Co.   62,300  2,678,900
Praxair, Inc.   10,600  557,825
Sealed Air Corp. (a)  34,500  1,582,688
Valspar Corp.   56,000  1,568,000
  10,272,526
IRON & STEEL - 0.2%
SPS Technologies, Inc. (a)  7,900  580,650
METALS & MINING - 0.7%
Harsco Corp.   39,200  1,528,800
Superior Telecom, Inc. (a)  43,600  986,450
  2,515,250
PACKAGING & CONTAINERS - 1.0%
Gaylord Container Corp. Class A (a)  47,900  392,181
Owens-Illinois, Inc. (a)  44,900  1,386,288
Silgan Holdings, Inc.   60,100  1,803,000
  3,581,469
PAPER & FOREST PRODUCTS - 2.2%
Chesapeake Corp.   51,700  1,731,950
Fort Howard Corp. (a)  36,600  1,681,313
Georgia-Pacific Corp.   11,100  979,575
James River Corp. of Virginia  51,700  1,815,963
Mead Corp.   4,500  286,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Mercer International, Inc. (SBI)  87,700 $ 1,003,069
Willamette Industries, Inc.   4,500  335,250
  7,833,995
TOTAL BASIC INDUSTRIES   24,783,890
CONSTRUCTION & REAL ESTATE - 3.7%
BUILDING MATERIALS - 3.4%
Carlisle Companies, Inc.   63,600  1,939,800
Elcor Corp.   62,700  1,755,600
Hexcel Corp. (a)  137,300  2,471,400
Masco Corp.   84,400  3,281,050
Sherwin-Williams Co.   97,000  2,910,000
  12,357,850
CONSTRUCTION - 0.3%
Beazer Homes USA, Inc.   3,400  52,275
Lennar Corp.   34,400  903,000
  955,275
TOTAL CONSTRUCTION & REAL ESTATE   13,313,125
DURABLES - 3.3%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Danaher Corp.   27,700  1,343,450
Intermet Corp.   41,600  582,400
  1,925,850
HOME FURNISHINGS - 2.1%
Haverty Furniture Companies, Inc.   21,700  254,975
Leggett & Platt, Inc.   94,700  3,574,925
Linens'n Things, Inc.   5,500  134,750
Miller (Herman), Inc.   77,200  2,759,900
Stanley Furniture Co, Inc. (a)  48,200  831,450
  7,556,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.7%
Liz Claiborne, Inc.   29,400 $ 1,341,375
Reebok International Ltd.   27,500  1,127,500
  2,468,875
TOTAL DURABLES   11,950,725
ENERGY - 4.7%
ENERGY SERVICES - 1.3%
ENSCO International, Inc. (a)  57,600  2,872,800
Maverick Tube Corp.   18,200  550,550
Transocean Offshore, Inc.   18,800  1,297,200
  4,720,550
OIL & GAS - 3.4%
Cabot Oil & Gas Corp. Class A  87,900  1,626,150
Chesapeake Energy Corp. (a)  76,700  1,083,388
Coastal Corp. (The)  40,000  2,005,000
Flores & Rucks, Inc. (a)  53,300  2,611,700
Petsec Energy Ltd. sponsored ADR  42,300  1,062,788
Tosco Corp.   45,200  1,474,650
Vintage Petroleum, Inc.   70,000  2,380,000
  12,243,676
TOTAL ENERGY   16,964,226
FINANCE - 7.6%
BANKS - 0.6%
U.S. Bancorp  37,100  2,277,013
CREDIT & OTHER FINANCE - 1.7%
Associates First Capital Corp.   54,200  2,560,950
Beneficial Corp.   20,500  1,317,125
Fleet Financial Group, Inc.   8,600  525,675
Green Tree Financial Corp.   18,300  640,500
Household International, Inc.   9,700  953,025
  5,997,275
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - 4.0%
Allmerica Financial Corp.   49,100 $ 1,786,013
AMBAC, Inc.   44,100  3,307,500
American Bankers Insurance Group, Inc.   29,100  1,651,425
MBIA, Inc.   24,900  2,673,638
Protective Life Corp.   48,400  2,165,900
UNUM Corp.   33,775  2,672,447
  14,256,923
SAVINGS & LOANS - 1.3%
Coast Savings Financial, Inc. (a)  40,400  1,722,050
Great Western Financial Corp.   64,100  3,108,850
  4,830,900
TOTAL FINANCE   27,362,111
HEALTH - 9.9%
DRUGS & PHARMACEUTICALS - 0.7%
Cytyc Corp. (a)  110,800  2,700,750
MEDICAL EQUIPMENT & SUPPLIES - 4.9%
Becton, Dickinson & Co.   32,600  1,605,550
Biopsys Medical, Inc. (a)  45,400  1,214,450
Boston Scientific Corp. (a)  72,800  3,885,700
Heartport, Inc. (a)  79,500  1,908,000
InControl, Inc. (a)  72,900  683,438
McKesson Corp.   29,100  2,186,138
Medtronic, Inc.   44,500  3,293,000
Millipore Corp.   13,800  596,850
St. Jude Medical, Inc. (a)  54,600  1,849,575
Ventana Medical Systems, Inc.   35,000  459,375
  17,682,076
MEDICAL FACILITIES MANAGEMENT - 4.3%
Coventry Corp.   4,600  66,988
HEALTHSOUTH Rehabilitation Corp. (a)  104,500  2,390,438
Health Management Associates, Inc. Class A (a)  64,700  1,892,475
Humana, Inc. (a)  158,500  3,586,063
Oxford Health Plans, Inc. (a)  57,300  4,039,650
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Tenet Healthcare Corp. (a)  102,800 $ 2,827,000
Universal Health Services, Inc. Class B  13,800  558,900
  15,361,514
TOTAL HEALTH   35,744,340
HOLDING COMPANIES - 0.2%
Triarc Companies, Inc. Class A (a)  31,100  711,413
INDUSTRIAL MACHINERY & EQUIPMENT - 4.9%
ELECTRICAL EQUIPMENT - 1.9%
General Electric Co.   22,600  1,364,475
Harris Corp.   19,800  1,754,775
Westinghouse Electric Corp.   176,900  3,582,225
  6,701,475
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Stanley Works  52,300  2,144,300
Tyco International Ltd.   29,300  1,860,550
  4,004,850
POLLUTION CONTROL - 1.9%
USA Waste Services, Inc. (a)  116,300  4,215,875
United Waste Systems, Inc. (a)  65,300  2,505,888
  6,721,763
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   17,428,088
MEDIA & LEISURE - 12.8%
BROADCASTING - 5.4%
American Radio Systems Corp. Class A  76,300  2,842,175
Chancellor Broadcasting Co. Class A (a)  28,700  990,150
Clear Channel Communications, Inc. (a)  87,500  4,626,563
Evergreen Media Corp. Class A (a)  123,100  4,785,513
HSN, Inc. (a)  104,500  3,200,313
Heftel Broadcasting Corp. Class A (a)  6,500  321,750
Univision Communications, Inc. Class A (a)  24,500  882,000
Westwood One, Inc. (a)  66,800  1,820,300
  19,468,764
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.6%
Premier Parks, Inc. (a)  66,800 $ 2,024,875
LEISURE DURABLES & TOYS - 1.6%
Callaway Golf Co.   34,000  1,096,500
Harley-Davidson, Inc.   38,600  1,727,350
Mattel, Inc.   95,000  2,838,125
  5,661,975
LODGING & GAMING - 2.7%
Bristol Hotel Co. (a)  54,800  2,013,900
Doubletree Corp. (a)  24,200  1,082,950
HFS, Inc. (a)  18,100  975,138
Mirage Resorts, Inc. (a)  130,900  3,125,238
Sun International Hotels Ltd. Ord. (a)  64,400  2,439,150
  9,636,376
PUBLISHING - 1.3%
Meredith Corp.   85,000  2,199,375
Times Mirror Co. Class A  44,200  2,480,725
  4,680,100
RESTAURANTS - 1.2%
Foodmaker, Inc. (a)  20,700  289,800
Rainforest Cafe, Inc. (a)  62,800  1,538,600
Starbucks Corp. (a)  84,200  2,652,300
  4,480,700
TOTAL MEDIA & LEISURE   45,952,790
NONDURABLES - 3.9%
BEVERAGES - 0.7%
Coors (Adolph) Co. Class B  98,800  2,408,250
FOODS - 0.7%
Ben & Jerry's Homemade, Inc. Class A (a)  11,200  148,400
Tyson Foods, Inc.   111,000  2,275,500
  2,423,900
HOUSEHOLD PRODUCTS - 1.4%
Alberto-Culver Co. Class A  60,100  1,457,425
Brady (W.H.) Co. Class A  25,200  718,200
Clorox Co.   14,200  1,792,750
Safeskin Corp. (a)  46,500  1,168,313
  5,136,688
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 1.1%
RJR Nabisco Holdings Corp.   69,700 $ 2,256,538
Schweitzer-Mauduit International, Inc.   56,100  1,928,438
  4,184,976
TOTAL NONDURABLES   14,153,814
PRECIOUS METALS - 0.3%
Getchell Gold Corp. (a)  28,100  1,120,488
RETAIL & WHOLESALE - 8.1%
APPAREL STORES - 3.1%
Kenneth Cole Productions, Inc. Class A (a)  111,000  1,762,125
Gymboree Corp. (a)  25,900  647,500
Payless ShoeSource, Inc. (a)  46,600  2,207,675
Ross Stores, Inc.   97,200  2,733,750
TJX Companies, Inc.   81,300  3,902,400
  11,253,450
DRUG STORES - 1.5%
CVS Corp.   69,885  3,345,739
Rite Aid Corp.   43,400  2,018,100
  5,363,839
GENERAL MERCHANDISE STORES - 0.7%
Casey's General Stores, Inc.   6,800  136,000
Neiman-Marcus Group, Inc. (a)  36,200  959,300
Proffitts, Inc. (a)  36,100  1,439,488
  2,534,788
GROCERY STORES - 0.8%
Safeway, Inc. (a)  61,500  2,767,500
RETAIL & WHOLESALE, MISCELLANEOUS - 2.0%
Toys "R" Us, Inc. (a)  98,000  3,050,250
Williams-Sonoma, Inc. (a)  68,500  2,525,938
Zale Corp. (a)  86,300  1,736,788
  7,312,976
TOTAL RETAIL & WHOLESALE   29,232,553
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 5.7%
ADVERTISING - 1.1%
Omnicom Group, Inc.   66,600 $ 3,862,800
LEASING & RENTAL - 0.0%
Hertz Corp. Class A  1,400  47,950
PRINTING - 1.4%
ASM Lithography Holding NV (a)  50,600  2,643,850
Donnelley (R.R.) & Sons Co.   65,900  2,446,538
  5,090,388
SERVICES - 3.2%
ADT Ltd. (a)  37,400  1,089,275
AccuStaff, Inc. (a)  115,400  2,769,600
CDI Corp. (a)  45,000  1,816,875
Learning Tree International, Inc. (a)  51,700  2,016,300
National Service Industries, Inc.   34,600  1,518,075
Sitel Corp. (a)  130,400  2,151,600
  11,361,725
TOTAL SERVICES   20,362,863
TECHNOLOGY - 14.5%
COMMUNICATIONS EQUIPMENT - 1.3%
Aspect Telecommunications Corp.   90,600  2,038,500
Boston Technology, Inc. (a)  29,400  845,250
Cabletron Systems, Inc.   23,000  1,012,000
3Com Corp.   16,000  776,000
  4,671,750
COMPUTER SERVICES & SOFTWARE - 8.0%
Acxiom Corp. (a)  23,500  399,500
Advent Software, Inc. (a)  11,600  356,700
BMC Software, Inc. (a)  8,000  433,000
Cadence Design Systems, Inc. (a)  54,400  1,808,800
Ceridian Corp. (a)  77,100  2,833,425
Computer Learning Centers, Inc. (a)  62,150  1,810,119
Equifax, Inc.   64,400  2,012,500
Fiserv, Inc.   21,800  896,525
Keane, Inc. (a)  83,200  4,690,400
McAfee Associates, Inc. (a)  53,700  3,534,131
Parametric Technology Corp.   27,600  1,238,550
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
PeopleSoft, Inc. (a)  25,000 $ 1,293,750
Sabre Group Holdings, Inc. Class A (a)  60,800  1,694,800
Scopus Technology, Inc. (a)  113,400  3,423,263
SunGard Data Systems, Inc. (a)  55,100  2,341,750
  28,767,213
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Eltron International, Inc. (a)  13,600  370,600
Quantum Corp. (a)  51,600  2,005,950
Symbol Technologies, Inc.   87,950  2,759,431
  5,135,981
ELECTRONIC INSTRUMENTS - 1.7%
Elscint Ltd. (a)  10,000  81,250
KLA Instruments Corp. (a)  59,400  2,825,213
Lam Research Corp. (a)  17,200  625,650
Perkin-Elmer Corp.   31,400  2,386,400
  5,918,513
ELECTRONICS - 2.1%
Etec Systems, Inc. (a)  17,700  787,650
Integrated Device Technology, Inc. (a)  93,500  1,314,844
Linear Technology Corp.   14,900  746,863
Maxim Integrated Products, Inc. (a)  11,900  639,625
OnTrak Systems, Inc. (a)  125,200  3,599,500
Triumph Group, Inc. (a)  11,500  294,688
VLSI Technology, Inc.   13,600  330,650
  7,713,820
TOTAL TECHNOLOGY   52,207,277
TRANSPORTATION - 1.4%
RAILROADS - 1.3%
Wisconsin Central Transportation Corp. (a)  131,400  4,746,825
TRUCKING & FREIGHT - 0.1%
M.S. Carriers, Inc. (a)  16,100  338,100
TOTAL TRANSPORTATION   5,084,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 1.3%
TELEPHONE SERVICES - 1.3%
Cincinnati Bell, Inc.   6,200 $ 381,300
LCI International, Inc. (a)  65,900  1,598,075
Tel-Save Holdings, Inc. (a)  40,500  627,750
WorldCom, Inc. (a)  69,340  2,054,198
  4,661,323
TOTAL COMMON STOCKS
(Cost $302,016,430)   328,226,171
CASH EQUIVALENTS - 8.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/30/97 due 6/2/97  $ 31,640,601  31,626,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $333,642,430)   $ 359,852,171
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $333,748,579. Net unrealized appreciation aggregated $26,103,592, of which $33,431,334 related to appreciated investment securities and $7,327,742 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending November 30, 1997 approximately $867,000 of losses recognized during the period November 1, 1996 to November 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                   $ 359,852,171
agreements of $31,626,000) (cost $333,642,430) -
See accompanying schedule

Cash                                                                        879

Receivable for investments sold                                             3,839,519

Receivable for fund shares sold                                             741,528

Dividends receivable                                                        170,146

Prepaid expenses                                                            5,030

 TOTAL ASSETS                                                               364,609,273

LIABILITIES

Payable for investments purchased                           $ 10,588,067

Payable for fund shares redeemed                             737,499

Accrued management fee                                       166,853

Distribution fees payable                                    127,152

Other payables and accrued expenses                          148,596

 TOTAL LIABILITIES                                                          11,768,167

NET ASSETS                                                                 $ 352,841,106

Net Assets consist of:

Paid in capital                                                            $ 318,639,202

Accumulated net investment loss                                             (526,166)

Accumulated undistributed net realized gain (loss)                          8,518,329
on investments

Net unrealized appreciation (depreciation) on                               26,209,741
investments

NET ASSETS                                                                 $ 352,841,106


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $12.16
CLASS A:
NET ASSET VALUE and redemption price per share
 ($2,256,787 (divided by) 185,618 shares)

Maximum offering price per share (100/94.75 of $12.16)           $12.83

CLASS T:                                                         $12.20
NET ASSET VALUE and redemption price per share
 ($254,824,900 (divided by) 20,894,157 shares)

Maximum offering price per share (100/96.50 of $12.20)           $12.64

CLASS B:                                                         $12.10
NET ASSET VALUE and offering price per share
 ($40,526,819 (divided by) 3,348,403 shares) A

INSTITUTIONAL CLASS:                                             $12.19
NET ASSET VALUE, offering price and redemption price per share ($55,232,600 (divided by) 4,530,830 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                       $ 1,018,248
Dividends

Interest                                                                 767,119

 TOTAL INCOME                                                            1,785,367

EXPENSES

Management fee                                             $ 966,383

Transfer agent fees                                         371,835

Distribution fees                                           759,488

Accounting fees and expenses                                103,211

Non-interested trustees' compensation                       652

Custodian fees and expenses                                 29,846

Registration fees                                           85,778

Audit                                                       16,112

Legal                                                       707

Miscellaneous                                               17,331

 Total expenses before reductions                           2,351,343

 Expense reductions                                         (108,523)    2,242,820

NET INVESTMENT INCOME (LOSS)                                             (457,453)

REALIZED AND UNREALIZED GAIN (LOSS)                                      9,613,488
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                  11,002,271
investment securities

NET GAIN (LOSS)                                                          20,615,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 20,158,306
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS       FEBRUARY 20, 1996
      ENDED MAY 31,    (COMMENCEMENT
      1997             OF OPERATIONS) TO
      (UNAUDITED)      NOVEMBER 30,
                       1996


INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (457,453)     $ (500,945)
Net investment income (loss)

 Net realized gain (loss)                                 9,613,488       3,156,354

 Change in net unrealized appreciation (depreciation)     11,002,271      15,207,470

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          20,158,306      17,862,879
FROM OPERATIONS

Distributions to shareholders                             (8,021)         -
From net investment income

 From net realized gain                                   (3,473,409)     -

 TOTAL DISTRIBUTIONS                                      (3,481,430)     -

Share transactions - net increase (decrease)              111,558,523     206,742,828

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 128,235,399     224,605,707

NET ASSETS

 Beginning of period                                      224,605,707     -

 End of period (including accumulated net investment     $ 352,841,106   $ 224,605,707
loss of $526,166 and $60,692, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS     PERIOD ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997   1996 H
      (UNAUDITED)


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.70       $ 10.74

Income from Investment Operations

 Net investment income (loss)                                   (.02)         (.01)

 Net realized and unrealized gain (loss)                        .69           .97

 Total from investment operations                               .67           .96

Less Distributions

 In excess of net investment income                             (.01)         -

 From net realized gain                                         (.20)         -

 Total distributions                                            (.21)         -

Net asset value, end of period                                 $ 12.16       $ 11.70

TOTAL RETURN B, C                                               5.87%         8.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 2,257       $ 1,239

Ratio of expenses to average net assets                         1.60% A, E    1.56% A,
                                                                              E

Ratio of expenses to average net assets after expense           1.55% A, F    1.56% A
reductions

Ratio of net investment income (loss) to average net assets     (.44)% A      (.33)%
                                                                             A

Portfolio turnover                                              229% A        101% A

Average commission rate G                                      $ .0388       $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS     PERIOD ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997   1996 G
      (UNAUDITED)


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 11.70      $ 10.00

Income from Investment Operations

 Net investment income (loss)                                        (.02)        (.03)

 Net realized and unrealized gain (loss)                             .70          1.73

 Total from investment operations                                    .68          1.70

Less Distributions

 From net realized gain                                              (.18)        -

Net asset value, end of period                                      $ 12.20      $ 11.70

TOTAL RETURN B, C                                                    5.94%        17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 254,825    $ 187,040

Ratio of expenses to average net assets                              1.51% A      1.60%
                                                                                 A

Ratio of expenses to average net assets after expense reductions     1.45% A,     1.60%
                                                                    E            A

Ratio of net investment income (loss) to average net assets          (.33)% A     (.37)
                                                                                 % A

Portfolio turnover                                                   229% A       101%
                                                                                 A

Average commission rate F                                           $ .0388      $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS     PERIOD ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997   1996 G
      (UNAUDITED)


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.61       $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.05)         (.10)

 Net realized and unrealized gain (loss)                        .69           1.71

 Total from investment operations                               .64           1.61

Less Distributions

 From net realized gain                                         (.15)         -

Net asset value, end of period                                 $ 12.10       $ 11.61

TOTAL RETURN B, C                                               5.61%         16.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 40,527      $ 32,727

Ratio of expenses to average net assets                         2.03% A       2.38% A

Ratio of expenses to average net assets after expense           1.98% A, E    2.37% A,
reductions                                                                    E

Ratio of net investment income (loss) to average net assets     (.85)% A      (1.14)%
                                                                             A

Portfolio turnover                                              229% A        101% A

Average commission rate F                                      $ .0388       $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS     PERIOD ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997   1996 H
      (UNAUDITED)


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.70      $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   .02          (.02)

 Net realized and unrealized gain (loss)                        .69          1.72

 Total from investment operations                               .71          1.70

Less Distributions

 From net investment income                                     (.02)        -

 From net realized gain                                         (.20)        -

 Total distributions                                            (.22)        -

Net asset value, end of period                                 $ 12.19      $ 11.70

TOTAL RETURN B, C                                               6.23%        17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 55,233     $ 3,600

Ratio of expenses to average net assets                         .91% A       1.50% A,
                                                                             E

Ratio of expenses to average net assets after expense           .81% A, F    1.50% A
reductions

Ratio of net investment income (loss) to average net assets     .29% A       (.27)%
                                                                            A

Portfolio turnover                                              229% A       101% A

Average commission rate G                                      $ .0388      $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mid Cap Fund (the fund)is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $416,645,662 and $324,226,285, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 2,315     $ 2,315

CLASS T     576,662     576,662

CLASS B     180,511     45,127

           $ 759,488   $ 624,104

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 33,378    $ 27,999

CLASS T     196,884     134,928

CLASS B     126,563     0 *

           $ 356,825   $ 162,927

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 3,028     .33% ***

CLASS T  **             FIIOC *     283,853    .25% ***

CLASS B                 FIIOC *     45,755     .26% ***

INSTITUTIONAL CLASS     FIIOC *     39,199     .15% ***

                                   $ 371,835

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD
DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH
FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $114,882 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.75%         $ 12,426

CLASS T                2.00%          0

CLASS B                2.50%          0

INSTITUTIONAL CLASS    1.50%          0

                                     $ 12,426

5. EXPENSE REDUCTIONS - CONTINUED
In addition, FMR voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $1,381.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $78,563 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,736 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

INSTITUTIONAL CLASS     12,417

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS
                              ENDED
                              MAY 31,
                              1997

CLASS A

From net investment income    $ 1,112

From net realized gain         22,793

Total                         $ 23,905


CLASS T

From net investment income    $ -

From net realized gain         2,939,579

Total                         $ 2,939,579


CLASS B

From net investment income    $ -

From net realized gain         441,949

Total                         $ 441,949


INSTITUTIONAL CLASS

From net investment income    $ 6,909

From net realized gain         69,088

Total                         $ 75,997


                              $ 3,481,430

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS      PERIOD ENDED    SIX MONTHS      PERIOD ENDED
                                 ENDED MAY 31,   NOVEMBER 30,    ENDED MAY 31,   NOVEMBER 30,

                                 1997            1996 A, B       1997            1996 A, B



CLASS A                           110,274         106,629        $ 1,268,240     $ 1,202,595
Shares sold

Reinvestment of distributions     2,098           -               23,575          -

Shares redeemed                   (32,715)        (668)           (389,149)       (7,639)

Net increase (decrease)           79,657          105,961        $ 902,666       $ 1,194,956

CLASS T                           10,451,590      19,947,368     $ 119,720,054   $ 215,644,919
Shares sold

Reinvestment of distributions     246,875         -               2,784,664       -

Shares redeemed                   (5,792,702)     (3,958,974)     (66,765,795)    (43,721,153)

Net increase (decrease)           4,905,763       15,988,394     $ 55,738,923    $ 171,923,766

CLASS B                           842,681         2,990,066      $ 9,685,693     $ 32,264,842
Shares sold

Reinvestment of distributions     37,954          -               425,847         -

Shares redeemed                   (350,068)       (172,230)       (4,004,383)     (1,849,188)

Net increase (decrease)           530,567         2,817,836      $ 6,107,157     $ 30,415,654

INSTITUTIONAL CLASS               6,489,818       310,259        $ 73,812,754    $ 3,236,523
Shares sold

Reinvestment of distributions     5,517           -               62,063          -

Shares redeemed                   (2,272,158)     (2,606)         (25,065,040)    (28,071)

Net increase (decrease)           4,223,177       307,653        $ 48,809,777    $ 3,208,452


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
 NOVEMBER 30, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 16,687

CLASS T                 47,166

CLASS B                 10,665

INSTITUTIONAL CLASS     11,260

                       $ 85,778

9. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Jennifer Uhrig, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

MID CAP
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              6     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     9     A summary of major shifts in the
                             fund's investments over the last six
                             months.

INVESTMENTS            10    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   20    Statements of assets and
                             liabilities, operations, and changes
                             in net assets, as well as financial
                             highlights.

NOTES                  28    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first five months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MID CAP FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1997              PAST 6   PAST 1   LIFE OF
                                        MONTHS   YEAR     FUND

Advisor Mid Cap - Institutional Class   6.23%    10.38%   24.28%

Standard & Poor's MidCap 400            10.03%   18.16%   25.19%

Mid-Cap Funds Average                   4.49%    7.92%    n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's MidCap 400 Index
- a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 207 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1997              PAST 1   LIFE OF
                                        YEAR     FUND

Advisor Mid Cap - Institutional Class   10.38%   18.53%

Standard & Poor's MidCap 400            18.16%   19.20%

Mid-Cap Funds Average                   7.92%    n/a

AVERAGE ANNUAL RETURNS take Institutional Class' cumulative return and show you what would have happened if
Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
  1996/02/20      10000.00                    10000.00
  1996/02/29      10180.00                    10023.70
  1996/03/31      10250.00                    10143.79
  1996/04/30      10750.00                    10453.58
  1996/05/31      11260.00                    10594.91
  1996/06/30      10770.00                    10435.88
  1996/07/31      10100.00                     9729.90
  1996/08/31      10780.00                    10291.02
  1996/09/30      11480.00                    10739.71
  1996/10/31      11180.00                    10770.96
  1996/11/30      11700.00                    11377.69
  1996/12/31      11571.96                    11390.32
  1997/01/31      11969.58                    11817.91
  1997/02/28      11755.48                    11720.77
  1997/03/31      11133.55                    11221.11
  1997/04/30      11449.61                    11512.07
  1997/05/30      12428.38                    12518.69
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 1997, the value of the investment would have grown to $12,428 - a 24.28% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,519 - a 25.19% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Katherine Collins became Portfolio Manager of Fidelity Advisor Mid Cap Fund on January 7, 1997.
Q. HOW DID THE FUND PERFORM, KATHERINE?
A. During the six months ending May 31, 1997, the fund's Institutional Class shares had a return of 6.23%, compared to a 10.03% increase in the Standard & Poor's MidCap 400 Index and a 4.49% increase in the mid-cap funds average monitored by Lipper Analytical Services. For the 12-month period ending May 31, 1997, the fund's Institutional Class shares had a total return of 10.38%, while the Standard & Poor's MidCap 400 was up 18.16% and the Lipper average was up 7.92%.
Q. WHAT WERE THE KEY FACTORS AFFECTING THE FUND'S PERFORMANCE?
A. In general, mid-cap stocks underperformed large-cap stocks, reflecting uncertainty about the direction of the economy and a subsequent flight to large, high-quality companies, with more investment activity centering around "S&P 500"-type index funds. In addition, mid-cap companies' earnings growth was not as good as that of large-cap companies during the last six months.
Q. WHICH FUND HOLDINGS PERFORMED WELL?
A. Contributors to the fund's performance included Cytec Industries and Wisconsin Central Transportation. Cytec is a specialty chemical producer spun off from American Cyanamid several years ago. This company is an example of what I consider to be an overlooked, undervalued company that has continued to grow earnings consistently and has produced excellent cash flows. Wisconsin Central is a regional railroad operator in the U.S. that has made several attractive acquisitions in the United Kingdom, New Zealand and the U.S.
Q. TECHNOLOGY IS STILL THE LARGEST SECTOR IN THE PORTFOLIO. WHAT'S BEEN HAPPENING THERE?
A. Technology represents the largest portion of companies in the mid-cap universe. Still, I cut the percentage held by the fund quite a bit. As the period was winding down, we were heading into a seasonally weak time for technology stocks, so I positioned the fund somewhat more conservatively by buying more technical service companies and companies with recurring revenue streams. One such company, Keane, provides outsourced systems-related work for other companies that have systems issues, but don't want to hire their own programmers and consultants. One part of Keane's business that has been growing rapidly has been its work in the area of eliminating "Year 2000" computer problems.
Q. CAN YOU TELL US ABOUT OTHER CHANGES YOU'VE MADE SINCE TAKING OVER THE
FUND?
A. I've increased the fund's weighting in the media and leisure sector - and radio broadcasting companies in particular - because of the opportunities for consolidation activity resulting from the Telecommunications Act passed last year. Evergreen and Clear Channel Communications, radio broadcasting companies and two of the fund's top holdings, had both corrected at the end of 1996, so I bought them at attractive valuation levels. With consolidation in the broadcasting industry, there is potential for exceptionally strong cash flow growth, and the stocks' prices did not reflect that potential when I invested in them.
Q. YOU ALSO DOUBLED THE FUND'S HOLDINGS IN THE HEALTH SECTOR. WHERE DID YOU FIND THE BEST OPPORTUNITIES IN THE SECTOR?
A. Many of the health stocks I've added to the fund's portfolio are medical devices and service companies, such as Becton, Dickinson & Co. and McKesson Corp. Within the mid-cap universe, health care - and medical devices in particular - is an area where a great deal of product innovation - the driving force behind companies' growth - occurs. These companies have had strong financial returns and have maintained their competitive advantages. I've added to these positions because of the exceptional long-term potential here.
Q. WHAT WERE THE DISAPPOINTMENTS DURING THE PERIOD?
A. Toward the end of 1996, casinos and wireless telecommunications were disappointments, and in the first part of 1997 many technology and financial stocks performed poorly. Several gaming companies experienced disruptions due to building new facilities, and earnings fell short of investors' expectations. For wireless companies, increased competition and lower pricing resulted in poor financial performance. Specific stocks that were disappointing included Sun International, a casino company with several facilities, including an island in the Caribbean. There has been some controversy over the company's Atlantic City activities, which adversely affected its stock price. However, expansion plans at the island facility are progressing, and I think the stock can do well as attention is re-focused on this unique property. Another disappointment was Sitel Corporation, a company that provides teleservice outsourcing - or call centers - for other companies. After one of Sitel's competitors had prices reduced by a key customer, some observers speculated that the entire industry's pricing was going to fall.
Q. KATHERINE, WHAT'S YOUR OUTLOOK?
A. I'm very optimistic in my outlook for this market. The mid-cap stock universe offers many opportunities for growth and, as a group, these stocks look inexpensive compared to large-cap companies. This universe is truly designed for stock picking; no matter what the market does as a whole, there are great opportunities to make money.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: long-term growth of
capital by investing mainly in
equity securities of
companies with
medium-sized market
capitalizations
START DATE: February 20,
1996
SIZE: as of May 31, 1997,
more than $352 million
MANAGER: Katherine Collins,
since January 1997; joined
Fidelity in 1990
(checkmark)
KATHERINE COLLINS ON HER
INVESTMENT PHILOSOPHY:
"In the seven years I've been
with Fidelity, I've learned
three important lessons. First,
you can make money in all
types of companies - it just
depends on the timing. The
business world is dynamic
and it pays to keep an open
mind. In fact, the best
opportunities to profit often
occur in times of change.
Second, I'm not a strict
follower of either end of the
investment style spectrum. I
don't have the patience of a
pure value investor, nor the
cast-iron stomach of a very
aggressive growth investor. I
like to balance fundamentals
and valuations, which some
call `growth at a reasonable
price.' Third, and most
important, there's no
substitute for tire kicking.
Fidelity's internal research
capability is an enormous
advantage, especially in the
under-researched mid-cap
universe."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1997
                                         % OF FUND'S    % OF FUND'S
                                         INVESTMENTS    INVESTMENTS
                                                        IN THESE STOCKS
                                                        6 MONTHS AGO

Evergreen Media Corp. Class A            1.3            0.0

Wisconsin Central Transportation Corp.   1.3            0.8

Keane, Inc.                              1.3            0.5

Clear Channel Communications, Inc.       1.3            0.0

USA Waste Services, Inc.                 1.2            0.3

Oxford Health Plans, Inc.                1.1            0.0

TJX Companies, Inc.                      1.1            0.0

Boston Scientific Corp.                  1.1            0.0

Cytec Industries, Inc.                   1.1            2.0

Omnicom Group, Inc.                      1.1            0.3

TOP FIVE MARKET SECTORS AS OF MAY 31, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           14.5           22.1

Media & Leisure      12.8           6.3

Health               9.9            5.0

Retail & Wholesale   8.1            6.6

Finance              7.6            12.7

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1997 * AS OF NOVEMBER 30, 1996 **
Row: 1, Col: 1, Value: 8.800000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 45.0
Row: 1, Col: 4, Value: 46.2
Stocks 95.5%
Bonds 0.1%
Short-term
investments 4.4%
FOREIGN
INVESTMENTS 2.4%
Stocks 91.2%
Bonds 0.0%
Short-term
investments 8.8%
FOREIGN
INVESTMENTS 2.3%
Row: 1, Col: 1, Value: 4.4
Row: 1, Col: 2, Value: 1.0
Row: 1, Col: 3, Value: 47.0
Row: 1, Col: 4, Value: 48.5
*
**
INVESTMENTS MAY 31, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.2%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.0%
AEROSPACE & DEFENSE - 1.2%
BE Aerospace, Inc. (a)  56,600 $ 1,378,370
Gulfstream Aerospace Corp. (a)  64,800  1,903,500
Wyman-Gordon Co. (a)  47,400  1,078,350
  4,360,220
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  38,400  1,737,600
SHIP BUILDING & REPAIR - 0.3%
Avondale Industries, Inc. (a)  57,600  1,094,400
TOTAL AEROSPACE & DEFENSE   7,192,220
BASIC INDUSTRIES - 6.9%
CHEMICALS & PLASTICS - 2.8%
Cytec Industries, Inc. (a)  99,300  3,885,113
Goodrich (B.F.) Co.   62,300  2,678,900
Praxair, Inc.   10,600  557,825
Sealed Air Corp. (a)  34,500  1,582,688
Valspar Corp.   56,000  1,568,000
  10,272,526
IRON & STEEL - 0.2%
SPS Technologies, Inc. (a)  7,900  580,650
METALS & MINING - 0.7%
Harsco Corp.   39,200  1,528,800
Superior Telecom, Inc. (a)  43,600  986,450
  2,515,250
PACKAGING & CONTAINERS - 1.0%
Gaylord Container Corp. Class A (a)  47,900  392,181
Owens-Illinois, Inc. (a)  44,900  1,386,288
Silgan Holdings, Inc.   60,100  1,803,000
  3,581,469
PAPER & FOREST PRODUCTS - 2.2%
Chesapeake Corp.   51,700  1,731,950
Fort Howard Corp. (a)  36,600  1,681,313
Georgia-Pacific Corp.   11,100  979,575
James River Corp. of Virginia  51,700  1,815,963
Mead Corp.   4,500  286,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Mercer International, Inc. (SBI)  87,700 $ 1,003,069
Willamette Industries, Inc.   4,500  335,250
  7,833,995
TOTAL BASIC INDUSTRIES   24,783,890
CONSTRUCTION & REAL ESTATE - 3.7%
BUILDING MATERIALS - 3.4%
Carlisle Companies, Inc.   63,600  1,939,800
Elcor Corp.   62,700  1,755,600
Hexcel Corp. (a)  137,300  2,471,400
Masco Corp.   84,400  3,281,050
Sherwin-Williams Co.   97,000  2,910,000
  12,357,850
CONSTRUCTION - 0.3%
Beazer Homes USA, Inc.   3,400  52,275
Lennar Corp.   34,400  903,000
  955,275
TOTAL CONSTRUCTION & REAL ESTATE   13,313,125
DURABLES - 3.3%
AUTOS, TIRES, & ACCESSORIES - 0.5%
Danaher Corp.   27,700  1,343,450
Intermet Corp.   41,600  582,400
  1,925,850
HOME FURNISHINGS - 2.1%
Haverty Furniture Companies, Inc.   21,700  254,975
Leggett & Platt, Inc.   94,700  3,574,925
Linens'n Things, Inc.   5,500  134,750
Miller (Herman), Inc.   77,200  2,759,900
Stanley Furniture Co, Inc. (a)  48,200  831,450
  7,556,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.7%
Liz Claiborne, Inc.   29,400 $ 1,341,375
Reebok International Ltd.   27,500  1,127,500
  2,468,875
TOTAL DURABLES   11,950,725
ENERGY - 4.7%
ENERGY SERVICES - 1.3%
ENSCO International, Inc. (a)  57,600  2,872,800
Maverick Tube Corp.   18,200  550,550
Transocean Offshore, Inc.   18,800  1,297,200
  4,720,550
OIL & GAS - 3.4%
Cabot Oil & Gas Corp. Class A  87,900  1,626,150
Chesapeake Energy Corp. (a)  76,700  1,083,388
Coastal Corp. (The)  40,000  2,005,000
Flores & Rucks, Inc. (a)  53,300  2,611,700
Petsec Energy Ltd. sponsored ADR  42,300  1,062,788
Tosco Corp.   45,200  1,474,650
Vintage Petroleum, Inc.   70,000  2,380,000
  12,243,676
TOTAL ENERGY   16,964,226
FINANCE - 7.6%
BANKS - 0.6%
U.S. Bancorp  37,100  2,277,013
CREDIT & OTHER FINANCE - 1.7%
Associates First Capital Corp.   54,200  2,560,950
Beneficial Corp.   20,500  1,317,125
Fleet Financial Group, Inc.   8,600  525,675
Green Tree Financial Corp.   18,300  640,500
Household International, Inc.   9,700  953,025
  5,997,275
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - 4.0%
Allmerica Financial Corp.   49,100 $ 1,786,013
AMBAC, Inc.   44,100  3,307,500
American Bankers Insurance Group, Inc.   29,100  1,651,425
MBIA, Inc.   24,900  2,673,638
Protective Life Corp.   48,400  2,165,900
UNUM Corp.   33,775  2,672,447
  14,256,923
SAVINGS & LOANS - 1.3%
Coast Savings Financial, Inc. (a)  40,400  1,722,050
Great Western Financial Corp.   64,100  3,108,850
  4,830,900
TOTAL FINANCE   27,362,111
HEALTH - 9.9%
DRUGS & PHARMACEUTICALS - 0.7%
Cytyc Corp. (a)  110,800  2,700,750
MEDICAL EQUIPMENT & SUPPLIES - 4.9%
Becton, Dickinson & Co.   32,600  1,605,550
Biopsys Medical, Inc. (a)  45,400  1,214,450
Boston Scientific Corp. (a)  72,800  3,885,700
Heartport, Inc. (a)  79,500  1,908,000
InControl, Inc. (a)  72,900  683,438
McKesson Corp.   29,100  2,186,138
Medtronic, Inc.   44,500  3,293,000
Millipore Corp.   13,800  596,850
St. Jude Medical, Inc. (a)  54,600  1,849,575
Ventana Medical Systems, Inc.   35,000  459,375
  17,682,076
MEDICAL FACILITIES MANAGEMENT - 4.3%
Coventry Corp.   4,600  66,988
HEALTHSOUTH Rehabilitation Corp. (a)  104,500  2,390,438
Health Management Associates, Inc. Class A (a)  64,700  1,892,475
Humana, Inc. (a)  158,500  3,586,063
Oxford Health Plans, Inc. (a)  57,300  4,039,650
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Tenet Healthcare Corp. (a)  102,800 $ 2,827,000
Universal Health Services, Inc. Class B  13,800  558,900
  15,361,514
TOTAL HEALTH   35,744,340
HOLDING COMPANIES - 0.2%
Triarc Companies, Inc. Class A (a)  31,100  711,413
INDUSTRIAL MACHINERY & EQUIPMENT - 4.9%
ELECTRICAL EQUIPMENT - 1.9%
General Electric Co.   22,600  1,364,475
Harris Corp.   19,800  1,754,775
Westinghouse Electric Corp.   176,900  3,582,225
  6,701,475
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Stanley Works  52,300  2,144,300
Tyco International Ltd.   29,300  1,860,550
  4,004,850
POLLUTION CONTROL - 1.9%
USA Waste Services, Inc. (a)  116,300  4,215,875
United Waste Systems, Inc. (a)  65,300  2,505,888
  6,721,763
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   17,428,088
MEDIA & LEISURE - 12.8%
BROADCASTING - 5.4%
American Radio Systems Corp. Class A  76,300  2,842,175
Chancellor Broadcasting Co. Class A (a)  28,700  990,150
Clear Channel Communications, Inc. (a)  87,500  4,626,563
Evergreen Media Corp. Class A (a)  123,100  4,785,513
HSN, Inc. (a)  104,500  3,200,313
Heftel Broadcasting Corp. Class A (a)  6,500  321,750
Univision Communications, Inc. Class A (a)  24,500  882,000
Westwood One, Inc. (a)  66,800  1,820,300
  19,468,764
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.6%
Premier Parks, Inc. (a)  66,800 $ 2,024,875
LEISURE DURABLES & TOYS - 1.6%
Callaway Golf Co.   34,000  1,096,500
Harley-Davidson, Inc.   38,600  1,727,350
Mattel, Inc.   95,000  2,838,125
  5,661,975
LODGING & GAMING - 2.7%
Bristol Hotel Co. (a)  54,800  2,013,900
Doubletree Corp. (a)  24,200  1,082,950
HFS, Inc. (a)  18,100  975,138
Mirage Resorts, Inc. (a)  130,900  3,125,238
Sun International Hotels Ltd. Ord. (a)  64,400  2,439,150
  9,636,376
PUBLISHING - 1.3%
Meredith Corp.   85,000  2,199,375
Times Mirror Co. Class A  44,200  2,480,725
  4,680,100
RESTAURANTS - 1.2%
Foodmaker, Inc. (a)  20,700  289,800
Rainforest Cafe, Inc. (a)  62,800  1,538,600
Starbucks Corp. (a)  84,200  2,652,300
  4,480,700
TOTAL MEDIA & LEISURE   45,952,790
NONDURABLES - 3.9%
BEVERAGES - 0.7%
Coors (Adolph) Co. Class B  98,800  2,408,250
FOODS - 0.7%
Ben & Jerry's Homemade, Inc. Class A (a)  11,200  148,400
Tyson Foods, Inc.   111,000  2,275,500
  2,423,900
HOUSEHOLD PRODUCTS - 1.4%
Alberto-Culver Co. Class A  60,100  1,457,425
Brady (W.H.) Co. Class A  25,200  718,200
Clorox Co.   14,200  1,792,750
Safeskin Corp. (a)  46,500  1,168,313
  5,136,688
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 1.1%
RJR Nabisco Holdings Corp.   69,700 $ 2,256,538
Schweitzer-Mauduit International, Inc.   56,100  1,928,438
  4,184,976
TOTAL NONDURABLES   14,153,814
PRECIOUS METALS - 0.3%
Getchell Gold Corp. (a)  28,100  1,120,488
RETAIL & WHOLESALE - 8.1%
APPAREL STORES - 3.1%
Kenneth Cole Productions, Inc. Class A (a)  111,000  1,762,125
Gymboree Corp. (a)  25,900  647,500
Payless ShoeSource, Inc. (a)  46,600  2,207,675
Ross Stores, Inc.   97,200  2,733,750
TJX Companies, Inc.   81,300  3,902,400
  11,253,450
DRUG STORES - 1.5%
CVS Corp.   69,885  3,345,739
Rite Aid Corp.   43,400  2,018,100
  5,363,839
GENERAL MERCHANDISE STORES - 0.7%
Casey's General Stores, Inc.   6,800  136,000
Neiman-Marcus Group, Inc. (a)  36,200  959,300
Proffitts, Inc. (a)  36,100  1,439,488
  2,534,788
GROCERY STORES - 0.8%
Safeway, Inc. (a)  61,500  2,767,500
RETAIL & WHOLESALE, MISCELLANEOUS - 2.0%
Toys "R" Us, Inc. (a)  98,000  3,050,250
Williams-Sonoma, Inc. (a)  68,500  2,525,938
Zale Corp. (a)  86,300  1,736,788
  7,312,976
TOTAL RETAIL & WHOLESALE   29,232,553
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 5.7%
ADVERTISING - 1.1%
Omnicom Group, Inc.   66,600 $ 3,862,800
LEASING & RENTAL - 0.0%
Hertz Corp. Class A  1,400  47,950
PRINTING - 1.4%
ASM Lithography Holding NV (a)  50,600  2,643,850
Donnelley (R.R.) & Sons Co.   65,900  2,446,538
  5,090,388
SERVICES - 3.2%
ADT Ltd. (a)  37,400  1,089,275
AccuStaff, Inc. (a)  115,400  2,769,600
CDI Corp. (a)  45,000  1,816,875
Learning Tree International, Inc. (a)  51,700  2,016,300
National Service Industries, Inc.   34,600  1,518,075
Sitel Corp. (a)  130,400  2,151,600
  11,361,725
TOTAL SERVICES   20,362,863
TECHNOLOGY - 14.5%
COMMUNICATIONS EQUIPMENT - 1.3%
Aspect Telecommunications Corp.   90,600  2,038,500
Boston Technology, Inc. (a)  29,400  845,250
Cabletron Systems, Inc.   23,000  1,012,000
3Com Corp.   16,000  776,000
  4,671,750
COMPUTER SERVICES & SOFTWARE - 8.0%
Acxiom Corp. (a)  23,500  399,500
Advent Software, Inc. (a)  11,600  356,700
BMC Software, Inc. (a)  8,000  433,000
Cadence Design Systems, Inc. (a)  54,400  1,808,800
Ceridian Corp. (a)  77,100  2,833,425
Computer Learning Centers, Inc. (a)  62,150  1,810,119
Equifax, Inc.   64,400  2,012,500
Fiserv, Inc.   21,800  896,525
Keane, Inc. (a)  83,200  4,690,400
McAfee Associates, Inc. (a)  53,700  3,534,131
Parametric Technology Corp.   27,600  1,238,550
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
PeopleSoft, Inc. (a)  25,000 $ 1,293,750
Sabre Group Holdings, Inc. Class A (a)  60,800  1,694,800
Scopus Technology, Inc. (a)  113,400  3,423,263
SunGard Data Systems, Inc. (a)  55,100  2,341,750
  28,767,213
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Eltron International, Inc. (a)  13,600  370,600
Quantum Corp. (a)  51,600  2,005,950
Symbol Technologies, Inc.   87,950  2,759,431
  5,135,981
ELECTRONIC INSTRUMENTS - 1.7%
Elscint Ltd. (a)  10,000  81,250
KLA Instruments Corp. (a)  59,400  2,825,213
Lam Research Corp. (a)  17,200  625,650
Perkin-Elmer Corp.   31,400  2,386,400
  5,918,513
ELECTRONICS - 2.1%
Etec Systems, Inc. (a)  17,700  787,650
Integrated Device Technology, Inc. (a)  93,500  1,314,844
Linear Technology Corp.   14,900  746,863
Maxim Integrated Products, Inc. (a)  11,900  639,625
OnTrak Systems, Inc. (a)  125,200  3,599,500
Triumph Group, Inc. (a)  11,500  294,688
VLSI Technology, Inc.   13,600  330,650
  7,713,820
TOTAL TECHNOLOGY   52,207,277
TRANSPORTATION - 1.4%
RAILROADS - 1.3%
Wisconsin Central Transportation Corp. (a)  131,400  4,746,825
TRUCKING & FREIGHT - 0.1%
M.S. Carriers, Inc. (a)  16,100  338,100
TOTAL TRANSPORTATION   5,084,925
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 1.3%
TELEPHONE SERVICES - 1.3%
Cincinnati Bell, Inc.   6,200 $ 381,300
LCI International, Inc. (a)  65,900  1,598,075
Tel-Save Holdings, Inc. (a)  40,500  627,750
WorldCom, Inc. (a)  69,340  2,054,198
  4,661,323
TOTAL COMMON STOCKS
(Cost $302,016,430)   328,226,171
CASH EQUIVALENTS - 8.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.54%, dated
5/30/97 due 6/2/97  $ 31,640,601  31,626,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $333,642,430)   $ 359,852,171
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At May 31, 1997, the aggregate cost of investment securities for income tax purposes was $333,748,579. Net unrealized appreciation aggregated $26,103,592, of which $33,431,334 related to appreciated investment securities and $7,327,742 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending November 30, 1997 approximately $867,000 of losses recognized during the period November 1, 1996 to November 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                   $ 359,852,171
agreements of $31,626,000) (cost $333,642,430) -
See accompanying schedule

Cash                                                                        879

Receivable for investments sold                                             3,839,519

Receivable for fund shares sold                                             741,528

Dividends receivable                                                        170,146

Prepaid expenses                                                            5,030

 TOTAL ASSETS                                                               364,609,273

LIABILITIES

Payable for investments purchased                           $ 10,588,067

Payable for fund shares redeemed                             737,499

Accrued management fee                                       166,853

Distribution fees payable                                    127,152

Other payables and accrued expenses                          148,596

 TOTAL LIABILITIES                                                          11,768,167

NET ASSETS                                                                 $ 352,841,106

Net Assets consist of:

Paid in capital                                                            $ 318,639,202

Accumulated net investment loss                                             (526,166)

Accumulated undistributed net realized gain (loss)                          8,518,329
on investments

Net unrealized appreciation (depreciation) on                               26,209,741
investments

NET ASSETS                                                                 $ 352,841,106


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                            $12.16
CLASS A:
NET ASSET VALUE and redemption price per share
 ($2,256,787 (divided by) 185,618 shares)

Maximum offering price per share (100/94.75 of $12.16)           $12.83

CLASS T:                                                         $12.20
NET ASSET VALUE and redemption price per share
 ($254,824,900 (divided by) 20,894,157 shares)

Maximum offering price per share (100/96.50 of $12.20)           $12.64

CLASS B:                                                         $12.10
NET ASSET VALUE and offering price per share
 ($40,526,819 (divided by) 3,348,403 shares) A

INSTITUTIONAL CLASS:                                             $12.19
NET ASSET VALUE, offering price and redemption price per share ($55,232,600 (divided by) 4,530,830 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                       $ 1,018,248
Dividends

Interest                                                                 767,119

 TOTAL INCOME                                                            1,785,367

EXPENSES

Management fee                                             $ 966,383

Transfer agent fees                                         371,835

Distribution fees                                           759,488

Accounting fees and expenses                                103,211

Non-interested trustees' compensation                       652

Custodian fees and expenses                                 29,846

Registration fees                                           85,778

Audit                                                       16,112

Legal                                                       707

Miscellaneous                                               17,331

 Total expenses before reductions                           2,351,343

 Expense reductions                                         (108,523)    2,242,820

NET INVESTMENT INCOME (LOSS)                                             (457,453)

REALIZED AND UNREALIZED GAIN (LOSS)                                      9,613,488
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                  11,002,271
investment securities

NET GAIN (LOSS)                                                          20,615,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 20,158,306
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS       FEBRUARY 20, 1996
      ENDED MAY 31,    (COMMENCEMENT
      1997             OF OPERATIONS) TO
      (UNAUDITED)      NOVEMBER 30,
                       1996


INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ (457,453)     $ (500,945)
Net investment income (loss)

 Net realized gain (loss)                                 9,613,488       3,156,354

 Change in net unrealized appreciation (depreciation)     11,002,271      15,207,470

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          20,158,306      17,862,879
FROM OPERATIONS

Distributions to shareholders                             (8,021)         -
From net investment income

 From net realized gain                                   (3,473,409)     -

 TOTAL DISTRIBUTIONS                                      (3,481,430)     -

Share transactions - net increase (decrease)              111,558,523     206,742,828

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 128,235,399     224,605,707

NET ASSETS

 Beginning of period                                      224,605,707     -

 End of period (including accumulated net investment     $ 352,841,106   $ 224,605,707
loss of $526,166 and $60,692, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      SIX MONTHS     PERIOD ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997   1996 H
      (UNAUDITED)


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.70       $ 10.74

Income from Investment Operations

 Net investment income (loss)                                   (.02)         (.01)

 Net realized and unrealized gain (loss)                        .69           .97

 Total from investment operations                               .67           .96

Less Distributions

 In excess of net investment income                             (.01)         -

 From net realized gain                                         (.20)         -

 Total distributions                                            (.21)         -

Net asset value, end of period                                 $ 12.16       $ 11.70

TOTAL RETURN B, C                                               5.87%         8.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 2,257       $ 1,239

Ratio of expenses to average net assets                         1.60% A, E    1.56% A,
                                                                              E

Ratio of expenses to average net assets after expense           1.55% A, F    1.56% A
reductions

Ratio of net investment income (loss) to average net assets     (.44)% A      (.33)%
                                                                             A

Portfolio turnover                                              229% A        101% A

Average commission rate G                                      $ .0388       $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS T
      SIX MONTHS     PERIOD ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997   1996 G
      (UNAUDITED)


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 11.70      $ 10.00

Income from Investment Operations

 Net investment income (loss)                                        (.02)        (.03)

 Net realized and unrealized gain (loss)                             .70          1.73

 Total from investment operations                                    .68          1.70

Less Distributions

 From net realized gain                                              (.18)        -

Net asset value, end of period                                      $ 12.20      $ 11.70

TOTAL RETURN B, C                                                    5.94%        17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 254,825    $ 187,040

Ratio of expenses to average net assets                              1.51% A      1.60%
                                                                                 A

Ratio of expenses to average net assets after expense reductions     1.45% A,     1.60%
                                                                    E            A

Ratio of net investment income (loss) to average net assets          (.33)% A     (.37)
                                                                                 % A

Portfolio turnover                                                   229% A       101%
                                                                                 A

Average commission rate F                                           $ .0388      $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS     PERIOD ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997   1996 G
      (UNAUDITED)


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.61       $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.05)         (.10)

 Net realized and unrealized gain (loss)                        .69           1.71

 Total from investment operations                               .64           1.61

Less Distributions

 From net realized gain                                         (.15)         -

Net asset value, end of period                                 $ 12.10       $ 11.61

TOTAL RETURN B, C                                               5.61%         16.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 40,527      $ 32,727

Ratio of expenses to average net assets                         2.03% A       2.38% A

Ratio of expenses to average net assets after expense           1.98% A, E    2.37% A,
reductions                                                                    E

Ratio of net investment income (loss) to average net assets     (.85)% A      (1.14)%
                                                                             A

Portfolio turnover                                              229% A        101% A

Average commission rate F                                      $ .0388       $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS     PERIOD ENDED
      ENDED          NOVEMBER 30,
      MAY 31, 1997   1996 H
      (UNAUDITED)


SELECTED PER-SHARE DATA D

Net asset value, beginning of period                           $ 11.70      $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   .02          (.02)

 Net realized and unrealized gain (loss)                        .69          1.72

 Total from investment operations                               .71          1.70

Less Distributions

 From net investment income                                     (.02)        -

 From net realized gain                                         (.20)        -

 Total distributions                                            (.22)        -

Net asset value, end of period                                 $ 12.19      $ 11.70

TOTAL RETURN B, C                                               6.23%        17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 55,233     $ 3,600

Ratio of expenses to average net assets                         .91% A       1.50% A,
                                                                             E

Ratio of expenses to average net assets after expense           .81% A, F    1.50% A
reductions

Ratio of net investment income (loss) to average net assets     .29% A       (.27)%
                                                                            A

Portfolio turnover                                              229% A       101% A

Average commission rate G                                      $ .0388      $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Mid Cap Fund (the fund)is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $416,645,662 and $324,226,285, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .60% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .25%

CLASS T     .50%

CLASS B     1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 2,315     $ 2,315

CLASS T     576,662     576,662

CLASS B     180,511     45,127

           $ 759,488   $ 624,104

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% for selling Class A shares and 3.50% for selling Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1%(4% to 1% prior to January 2, 1997) of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 33,378    $ 27,999

CLASS T     196,884     134,928

CLASS B     126,563     0 *

           $ 356,825   $ 162,927

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 3,028     .33% ***

CLASS T  **             FIIOC *     283,853    .25% ***

CLASS B                 FIIOC *     45,755     .26% ***

INSTITUTIONAL CLASS     FIIOC *     39,199     .15% ***

                                   $ 371,835

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD
DELEGATED CERTAIN    TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER
SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH
FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $114,882 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                1.75%         $ 12,426

CLASS T                2.00%          0

CLASS B                2.50%          0

INSTITUTIONAL CLASS    1.50%          0

                                     $ 12,426

5. EXPENSE REDUCTIONS - CONTINUED
In addition, FMR voluntarily agreed to reimburse certain transfer agent, registration and other class specific expenses for Class A. For the period, the reimbursement reduced these expenses by $1,381.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $78,563 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,736 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                       TRANSFER
                       AGENT
                       INTEREST
                       CREDITS

INSTITUTIONAL CLASS     12,417

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              SIX MONTHS
                              ENDED
                              MAY 31,
                              1997

CLASS A

From net investment income    $ 1,112

From net realized gain         22,793

Total                         $ 23,905


CLASS T

From net investment income    $ -

From net realized gain         2,939,579

Total                         $ 2,939,579


CLASS B

From net investment income    $ -

From net realized gain         441,949

Total                         $ 441,949


INSTITUTIONAL CLASS

From net investment income    $ 6,909

From net realized gain         69,088

Total                         $ 75,997


                              $ 3,481,430

7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS      PERIOD ENDED    SIX MONTHS      PERIOD ENDED
                                 ENDED MAY 31,   NOVEMBER 30,    ENDED MAY 31,   NOVEMBER 30,

                                 1997            1996 A, B       1997            1996 A, B



CLASS A                           110,274         106,629        $ 1,268,240     $ 1,202,595
Shares sold

Reinvestment of distributions     2,098           -               23,575          -

Shares redeemed                   (32,715)        (668)           (389,149)       (7,639)

Net increase (decrease)           79,657          105,961        $ 902,666       $ 1,194,956

CLASS T                           10,451,590      19,947,368     $ 119,720,054   $ 215,644,919
Shares sold

Reinvestment of distributions     246,875         -               2,784,664       -

Shares redeemed                   (5,792,702)     (3,958,974)     (66,765,795)    (43,721,153)

Net increase (decrease)           4,905,763       15,988,394     $ 55,738,923    $ 171,923,766

CLASS B                           842,681         2,990,066      $ 9,685,693     $ 32,264,842
Shares sold

Reinvestment of distributions     37,954          -               425,847         -

Shares redeemed                   (350,068)       (172,230)       (4,004,383)     (1,849,188)

Net increase (decrease)           530,567         2,817,836      $ 6,107,157     $ 30,415,654

INSTITUTIONAL CLASS               6,489,818       310,259        $ 73,812,754    $ 3,236,523
Shares sold

Reinvestment of distributions     5,517           -               62,063          -

Shares redeemed                   (2,272,158)     (2,606)         (25,065,040)    (28,071)

Net increase (decrease)           4,223,177       307,653        $ 48,809,777    $ 3,208,452


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
 NOVEMBER 30, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 16,687

CLASS T                 47,166

CLASS B                 10,665

INSTITUTIONAL CLASS     11,260

                       $ 85,778

9. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11% of the total outstanding shares of the fund.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Jennifer Uhrig, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox  *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)